Vanguard® ESG International Stock ETF
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Australia (5.0%)
	Commonwealth Bank of Australia	159,357	12,194
	CSL Ltd.	42,478	9,487
	Westpac Banking Corp.	334,629	6,852
	National Australia Bank Ltd.	304,576	6,372
	Australia & New Zealand Banking Group Ltd.	263,384	5,875
	Wesfarmers Ltd.	94,896	4,067
	Macquarie Group Ltd.	28,661	3,373
	Goodman Group	190,491	2,845
	Transurban Group	251,406	2,697
	Fortescue Metals Group Ltd.	155,888	2,662
	Newcrest Mining Ltd.	81,427	1,761
	James Hardie Industries plc	53,586	1,754
	Amcor plc	137,260	1,615
*	Afterpay Ltd.	21,094	1,523
	Sonic Healthcare Ltd.	56,012	1,505
	Brambles Ltd.	170,685	1,429
	ASX Ltd.	23,705	1,398
	QBE Insurance Group Ltd.	163,708	1,393
	Cochlear Ltd.	7,346	1,276
	Scentre Group	578,058	1,224
	Suncorp Group Ltd.	138,591	1,197
	Dexus	147,130	1,180
	Telstra Corp. Ltd.	424,819	1,144
	BlueScope Steel Ltd.	69,120	1,141
	SEEK Ltd.	47,476	1,138
	Ramsay Health Care Ltd.	22,253	1,088
	Computershare Ltd.	83,584	1,044
	Northern Star Resources Ltd.	115,120	1,012
	Stockland	280,334	1,010
*	Xero Ltd.	9,785	982
	GPT Group	272,323	977
	Mirvac Group	444,502	965
	Insurance Australia Group Ltd.	248,721	959
	Medibank Pvt Ltd.	391,233	946
*	Boral Ltd.	172,386	913
	Bank of Queensland Ltd.	111,875	779
	Lendlease Corp. Ltd.	81,188	775
*	Sydney Airport	159,640	729
	Orica Ltd.	67,883	720
	Bendigo & Adelaide Bank Ltd.	87,949	712
	OZ Minerals Ltd.	36,205	709

		Shares	Market Value ($000)
	Downer EDI Ltd.	158,836	697
	Vicinity Centres	572,075	696
	Evolution Mining Ltd.	165,052	670
	Orora Ltd.	255,572	621
	Alumina Ltd.	465,457	612
	Incitec Pivot Ltd.	327,515	584
*	Domain Holdings Australia Ltd.	131,758	513
	GDI Property Group	558,808	463
	Domino's Pizza Enterprises Ltd.	5,072	420
	nib holdings Ltd.	78,993	384
	Challenger Ltd.	93,526	376
	AMP Ltd.	391,419	355
	Metcash Ltd.	127,562	346
	Charter Hall Group	30,992	339
	United Malt Grp Ltd.	99,924	339
*	Lynas Rare Earths Ltd.	78,032	333
	Mineral Resources Ltd.	8,920	316
	Magellan Financial Group Ltd.	8,204	306
	Aurizon Holdings Ltd.	101,718	286
*	Virgin Money UK plc	94,976	284
	REA Group Ltd.	2,074	263
	Eagers Automotive Ltd.	21,585	257
	Data#3 Ltd.	55,613	257
	JB Hi-Fi Ltd.	6,814	253
	IGO Ltd.	42,860	251
	ALS Ltd.	26,580	248
	Atlas Arteria Ltd.	50,478	238
*	Zip Co. Ltd.	42,959	238
*	NEXTDC Ltd.	26,389	224
	Ansell Ltd.	6,612	208
*	Pilbara Minerals Ltd.	202,085	191
*	Chalice Mining Ltd.	28,404	190
	Reliance Worldwide Corp. Ltd.	46,940	187
	Qube Holdings Ltd.	71,968	169
	Nine Entertainment Co. Holdings Ltd.	74,037	169
*	West African Resources Ltd.	199,355	162
*	Qantas Airways Ltd.	42,527	158
	IDP Education Ltd.	8,893	154
	Breville Group Ltd.	7,190	151
	Cleanaway Waste Management Ltd.	69,633	149
*	Vocus Group Ltd.	34,146	144
*	Champion Iron Ltd.	27,579	140
	Aurelia Metals Ltd.	404,794	139
	Steadfast Group Ltd.	42,779	133
	Iluka Resources Ltd.	21,546	128
*	Galaxy Resources Ltd.	43,114	127
	Reece Ltd.	7,821	124
	IOOF Holdings Ltd.	40,515	123
	Altium Ltd.	5,624	122
	carsales.com Ltd.	8,163	122
	Link Administration Holdings Ltd.	28,529	120
	Harvey Norman Holdings Ltd.	29,036	118
*	Corporate Travel Management Ltd.	6,734	112
	WiseTech Global Ltd.	5,158	110
	ARB Corp. Ltd.	3,342	108
	AusNet Services Ltd.	78,429	106
	Codan Ltd.	7,258	106
	CSR Ltd.	24,170	104

		Shares	Market Value ($000)
*	Orocobre Ltd.	19,884	101
	Shopping Centres Australasia Property Group	52,856	101
	Healius Ltd.	31,342	100
	Bapcor Ltd.	14,467	90
	TPG Telecom Ltd.	21,539	88
*	Flight Centre Travel Group Ltd.	7,310	87
	Sims Ltd.	7,140	87
	Premier Investments Ltd.	4,095	84
*	CIMIC Group Ltd.	5,063	83
	National Storage REIT	50,824	82
*	Megaport Ltd.	6,994	81
	Super Retail Group Ltd.	8,187	80
	Pendal Group Ltd.	12,652	79
*	Webjet Ltd.	19,517	78
*	Syrah Resources Ltd.	94,597	75
	HUB24 Ltd.	3,625	75
*	PolyNovo Ltd.	36,969	75
	Pro Medicus Ltd.	2,111	74
	Perpetual Ltd.	2,496	73
*	Perseus Mining Ltd.	66,708	72
	Ramelius Resources Ltd.	47,713	72
	Adbri Ltd.	27,646	71
	Credit Corp. Group Ltd.	3,178	71
	Appen Ltd.	6,893	71
	Nickel Mines Ltd.	90,492	71
*	Bellevue Gold Ltd.	93,667	67
	Deterra Royalties Ltd.	19,968	64
	Ingenia Communities Group	14,686	63
	Elders Ltd.	7,156	62
	St. Barbara Ltd.	41,818	61
	Regis Resources Ltd.	30,025	61
	Collins Foods Ltd.	5,870	57
	Centuria Capital Group	27,499	57
	Gold Road Resources Ltd.	48,819	56
*,1	Mesoblast Ltd.	34,468	54
	AUB Group Ltd.	3,556	54
*	Tyro Payments Ltd.	17,724	53
*	Genworth Mortgage Insurance Australia Ltd.	24,057	51
	Bingo Industries Ltd.	19,318	51
	Netwealth Group Ltd.	4,523	50
*	Eclipx Group Ltd.	30,424	50
	Arena REIT	18,438	49
	Costa Group Holdings Ltd.	19,375	49
	Monadelphous Group Ltd.	5,827	46
	InvoCare Ltd.	5,597	46
	SeaLink Travel Group Ltd.	6,017	46
	MyState Ltd. (XASX)	11,946	45
*	oOh!media Ltd.	33,518	44
	Cromwell Property Group	61,810	43
*	EML Payments Ltd.	16,303	43
	Sandfire Resources Ltd.	7,623	42
	Aventus Group	18,495	42
*	Nanosonics Ltd.	9,467	41
	Platinum Asset Management Ltd.	11,273	41
	Accent Group Ltd.	19,443	41
*	Mayne Pharma Group Ltd.	140,807	40
	GrainCorp Ltd. Class A	10,221	39
	IRESS Ltd.	4,726	39

		Shares	Market Value ($000)
*	Nufarm Ltd.	10,332	39
	Pinnacle Investment Management Group Ltd.	4,886	39
	Blackmores Ltd.	715	38
	Abacus Property Group	15,527	36
	Bega Cheese Ltd.	8,184	36
*	G8 Education Ltd.	44,983	35
	NRW Holdings Ltd.	24,893	33
	Lovisa Holdings Ltd.	3,042	33
	Clinuvel Pharmaceuticals Ltd.	1,412	32
	Kogan.com Ltd.	4,082	32
	Select Harvests Ltd.	6,347	29
	Australian Finance Group Ltd.	13,403	29
	Omni Bridgeway Ltd.	9,325	28
*	Westgold Resources Ltd.	15,645	27
*	MyState Ltd.	1,810	27
*	Starpharma Holdings Ltd. Class A	19,552	26
	Hansen Technologies Ltd.	6,227	26
*	City Chic Collective Ltd.	7,253	26
*	Nearmap Ltd.	17,505	25
	Technology One Ltd.	3,371	24
*	Southern Cross Media Group Ltd.	16,719	24
	BWX Ltd.	6,210	24
	Lifestyle Communities Ltd.	2,146	24
	GUD Holdings Ltd.	2,503	23
	Perenti Global Ltd.	44,483	23
	Western Areas Ltd.	11,417	22
*	Resolute Mining Ltd.	48,975	22
	Bravura Solutions Ltd.	8,726	22
*	EVENT Hospitality & Entertainment Ltd.	2,209	22
	Baby Bunting Group Ltd.	4,663	22
	APN Industria REIT	8,428	21
*	Emeco Holdings Ltd.	28,238	20
	Sigma Healthcare Ltd.	41,235	20
*	Audinate Group Ltd.	3,334	20
	Asaleo Care Ltd.	17,354	19
	Virtus Health Ltd.	3,825	18
	IPH Ltd.	3,562	18
*	Paradigm Biopharmaceuticals Ltd.	10,110	18
	Integral Diagnostics Ltd.	4,784	18
*	Seven West Media Ltd.	54,169	17
	Jupiter Mines Ltd.	74,019	17
*	Australian Agricultural Co. Ltd.	16,440	16
	GWA Group Ltd.	7,421	16
	Mount Gibson Iron Ltd.	22,959	15
	SG Fleet Group Ltd.	6,490	15
	Growthpoint Properties Australia Ltd.	4,631	14
*	Humm Group Ltd.	18,121	14
	Vita Group Ltd.	18,632	13
*	Superloop Ltd.	16,428	13
*	AMA Group Ltd.	26,433	11
	MACA Ltd.	15,474	10
	Navigator Global Investments Ltd.	7,694	10
	Infomedia Ltd.	8,559	9
	Pact Group Holdings Ltd.	2,475	7
	McMillan Shakespeare Ltd.	588	6
*	Dacian Gold Ltd.	28,853	6
*	Bubs Australia Ltd.	22,302	6
*	Myer Holdings Ltd.	20,551	5

		Shares	Market Value ($000)
	Service Stream Ltd.	3,335	2
*	Juno Minerals Ltd.	4,534	1
*,2	SpeedCast International Ltd.	2,489	—
			111,576
Austria (0.2%)
	Erste Group Bank AG	39,627	1,641
	Raiffeisen Bank International AG	34,944	833
	Verbund AG	4,326	400
	ANDRITZ AG	4,228	247
	Wienerberger AG	6,055	236
*,3	BAWAG Group AG	3,351	186
	CA Immobilien Anlagen AG	3,326	144
*	IMMOFINANZ AG	4,293	96
*	Lenzing AG	688	95
	Mayr Melnhof Karton AG	437	88
	Oesterreichische Post AG	1,401	73
	AT&S Austria Technologie & Systemtechnik AG	1,881	69
	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,829	52
	UNIQA Insurance Group AG	4,150	38
*	Telekom Austria AG Class A	3,162	28
	Palfinger AG	527	24
	Strabag SE	534	24
	EVN AG	933	23
*	DO & CO AG	177	16
*	Porr AG	657	13
			4,326
Belgium (0.6%)
	KBC Group NV	27,736	2,271
	Ageas SA/NV	21,172	1,370
*	Argenx SE	4,870	1,360
	UCB SA	12,612	1,184
	Solvay SA	8,221	1,113
	Ackermans & van Haaren NV	5,092	825
	Groupe Bruxelles Lambert SA	6,043	686
*	KBC Ancora	13,576	629
	Proximus SADP	20,065	409
	Sofina SA	794	326
	Elia Group SA/NV	2,782	303
	Etablissements Franz Colruyt NV	4,722	288
	Aedifica SA	2,044	264
	Xior Student Housing NV	4,129	249
	Cofinimmo SA	1,360	213
	D'ieteren SA/NV	1,279	151
	Barco NV	4,253	116
	Melexis NV	1,103	115
	Euronav NV	11,403	109
	Montea C.V.A	897	104
	Fagron	3,571	81
	Telenet Group Holding NV	1,974	77
	Bekaert SA	1,577	76
*	bpost SA	5,723	76
	Retail Estates NV	739	63
	Gimv NV	870	56
*	Ontex Group NV	3,969	53
	Befimmo SA	1,181	51
	Shurgard Self Storage SA	1,007	51

		Shares	Market Value ($000)
	VGP NV	226	43
*	Orange Belgium SA	1,695	40
*	AGFA-Gevaert NV	7,505	36
*	Kinepolis Group NV	550	33
	Econocom Group SA/NV	6,637	27
	Cie d'Entreprises CFE	216	24
*	Tessenderlo Group SA	292	12
	Wereldhave Belgium Comm VA	164	9
*	Mithra Pharmaceuticals SA	173	5
			12,898
Brazil (1.5%)
	UBS Group AG (Registered)	306,194	4,990
*	Banco Bradesco SA Preference Shares	441,124	2,246
	Itau Unibanco Holding SA Preference Shares	382,578	2,175
	B3 SA - Brasil Bolsa Balcao	546,430	1,833
	Magazine Luiza SA	228,336	887
	WEG SA	122,362	808
	Notre Dame Intermedica Participacoes SA	46,707	786
	Itausa SA Preference Shares	375,500	785
	Lojas Renner SA	84,620	770
*	Suzano SA	63,125	745
*	Natura & Co. Holding SA	69,787	683
	Gerdau SA Preference Shares	94,700	593
	Localiza Rent a Car SA	47,321	562
	Cia Siderurgica Nacional SA	61,134	524
*	Raia Drogasil SA	85,920	451
	Itau Unibanco Holding SA	80,500	409
	Banco do Brasil SA	63,404	408
*	Rumo SA	96,179	385
	Equatorial Energia SA	74,900	365
	Telefonica Brasil SA	40,400	342
*	Banco Bradesco SA	77,123	338
	Bradespar SA Preference Shares	20,600	276
*	Banco Inter SA Ordinary Shares	62,655	268
	TOTVS SA	41,141	265
*	Lojas Americanas SA	71,486	257
*	BRF SA	51,184	253
[3]	Hapvida Participacoes e Investimentos SA	82,474	252
	CCR SA	94,658	252
	BB Seguridade Participacoes SA	55,700	250
*	Via Varejo SA	97,627	238
*	Linx SA	32,600	235
	Banco Santander Brasil SA	29,032	227
*	Azul SA Preference Shares	26,763	220
*	BR Malls Participacoes SA	100,900	219
	Sendas Distribuidora SA	12,600	215
	Cia Energetica de Minas Gerais	66,649	211
*	Hypera SA	29,800	207
	Alupar Investimento SA	38,400	200
	Sul America SA	29,690	198
*	B2W Cia Digital	16,813	193
*	Cia de Saneamento Basico do Estado de Sao Paulo	24,530	188
*	Klabin SA	37,500	188
*	TIM SA	77,500	180
	Transmissora Alianca de Energia Eletrica SA	23,000	172
	Metalurgica Gerdau SA Preference Shares	58,700	165
	Energisa SA	17,700	160

		Shares	Market Value ($000)
*	Cia de Locacao das Americas	31,100	158
	YDUQS Participacoes SA	24,400	156
	EDP - Energias do Brasil SA	43,000	154
*	Omega Geracao SA	19,268	142
	Mahle-Metal Leve SA	26,200	139
	Banco Pan SA Preference Shares	31,900	139
*	Braskem SA Preference Shares Class A	13,700	136
	Cia Hering	20,500	131
*	Gol Linhas Aereas Inteligentes SA Preference Shares	25,581	131
	Engie Brasil Energia SA	17,000	130
	Fleury SA	25,100	127
	Atacadao SA	29,700	125
*	Cogna Educacao	151,430	124
*,3	Banco Inter SA Preference Shares	28,218	121
	Light SA	36,212	120
	Marfrig Global Foods SA	33,305	117
	AES Brasil Energia SA	42,847	117
*	Alpargatas SA Preference Shares	12,800	116
*	Santos Brasil Participacoes SA	69,181	114
	Duratex SA	28,400	113
	Cia Energetica de Sao Paulo Preference Shares Class B	23,400	109
	Porto Seguro SA	10,600	108
	IRB Brasil Resseguros SA	91,807	106
*	Anima Holding SA	42,113	102
	Unipar Carbocloro SA Preference Shares	5,383	101
	Sao Martinho SA	15,200	101
	BR Properties SA	53,981	98
*	Lojas Americanas SA Preference Shares	25,002	96
*	BK Brasil Operacao e Assessoria a Restaurantes SA	45,806	95
	SLC Agricola SA	9,600	94
	Cia Brasileira de Distribuicao	12,600	94
	Cia Energetica de Minas Gerais Preference Shares	34,128	90
	Qualicorp Consultoria e Corretora de Seguros SA	16,200	90
	Aliansce Sonae Shopping Centers sa	15,700	90
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	23,600	89
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	17,400	88
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	34,300	88
*	CVC Brasil Operadora e Agencia de Viagens SA	18,300	88
	Grendene SA	45,600	87
	Arezzo Industria e Comercio SA	5,100	87
*	Multiplan Empreendimentos Imobiliarios SA	17,600	86
	LOG Commercial Properties e Participacoes SA	14,667	85
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,600	80
	Randon SA Implementos e Participacoes Preference Shares	27,400	79
*	Instituto Hermes Pardini SA	19,400	78
	Wiz Solucoes e Corretagem de Seguros SA	31,000	76
	SIMPAR SA	8,000	76
	Odontoprev SA	30,100	75
	Neoenergia SA	20,700	74

		Shares	Market Value ($000)
	Usinas Siderurgicas de Minas Gerais SA Usiminas	18,400	71
*	Camil Alimentos SA	35,200	67
	Iguatemi Empresa de Shopping Centers SA	7,800	66
	Cielo SA	81,800	66
[3]	Ser Educacional SA	22,700	65
	Pet Center Comercio e Participacoes SA	14,600	65
	CPFL Energia SA	11,500	64
	Cia Paranaense de Energia Preference Shares	51,000	63
	JHSF Participacoes SA	43,000	63
*	Grupo SBF SA	9,700	61
*	EcoRodovias Infraestrutura e Logistica SA	24,000	58
*	Iochpe Maxion SA	16,900	56
*	Movida Participacoes SA	16,400	56
*	Guararapes Confeccoes SA	13,700	52
	MRV Engenharia e Participacoes SA	15,100	51
*	Banco Inter SA unit	3,900	50
*	M Dias Branco SA	9,100	49
	Even Construtora e Incorporadora SA	23,900	48
	Direcional Engenharia SA	18,700	48
	Smiles Fidelidade SA	11,000	47
	Cia de Saneamento de Minas Gerais-COPASA	13,800	45
*	Marcopolo SA Preference Shares	83,200	43
	Minerva SA	22,507	43
	Boa Vista Servicos SA	17,900	34
*	Tupy SA	6,700	32
	Ez Tec Empreendimentos e Participacoes SA	5,100	31
*	Cia de Saneamento do Parana Preference Shares	37,400	29
*	Cia de Saneamento do Parana	7,500	29
	Cia Paranaense de Energia	25,000	28
	Construtora Tenda SA	5,000	23
*	Gol Linhas Aereas Inteligentes SA Rights Exp. 06/30/2021	1,337	1
			33,298
Canada (6.8%)
	Royal Bank of Canada	127,286	13,087
*	Shopify Inc. Class A (XNYS)	9,912	12,146
	Toronto-Dominion Bank	162,765	11,731
	Canadian National Railway Co.	63,781	7,180
	Bank of Nova Scotia	106,002	7,136
	Bank of Montreal	58,396	6,131
	Canadian Pacific Railway Ltd.	65,145	5,290
	Canadian Imperial Bank of Commerce	38,923	4,590
	Manulife Financial Corp.	177,372	3,706
	Nutrien Ltd.	55,712	3,465
	Waste Connections Inc.	25,742	3,125
	Alimentation Couche-Tard Inc. Class B	76,245	2,788
	Franco-Nevada Corp.	18,615	2,785
[1]	Sun Life Financial Inc.	51,558	2,777
	Magna International Inc.	27,326	2,748
	National Bank of Canada	31,779	2,480
*	CGI Inc.	24,430	2,184
	Wheaton Precious Metals Corp.	45,273	2,172
	Restaurant Brands International Inc. (XTSE)	28,205	1,967
	Fortis Inc.	41,353	1,887
	Thomson Reuters Corp.	19,174	1,878
	Intact Financial Corp.	13,550	1,840

		Shares	Market Value ($000)
	Agnico Eagle Mines Ltd.	24,103	1,735
	Rogers Communications Inc. Class B	33,438	1,726
	Open Text Corp.	32,010	1,504
	First Quantum Minerals Ltd.	59,128	1,471
	Dollarama Inc.	32,085	1,403
	Shaw Communications Inc. Class B	46,336	1,385
	Toromont Industries Ltd.	12,971	1,178
	Kirkland Lake Gold Ltd.	26,643	1,155
[3]	Hydro One Ltd.	43,920	1,118
	Loblaw Cos. Ltd.	18,108	1,114
	BCE Inc.	22,280	1,108
	Algonquin Power & Utilities Corp.	70,888	1,083
	Kinross Gold Corp.	132,254	1,072
	Canadian Apartment Properties REIT	23,244	1,064
	RioCan REIT	56,969	1,002
	CCL Industries Inc. Class B	17,666	997
*	Bausch Health Cos. Inc.	30,656	986
	George Weston Ltd.	9,992	978
	Saputo Inc.	27,757	963
*	CAE Inc.	29,713	921
	Lundin Mining Corp.	80,568	865
	Gildan Activewear Inc.	23,212	840
	Granite REIT	12,414	831
	Ritchie Bros Auctioneers Inc.	13,160	786
	Empire Co. Ltd. Class A	22,144	758
	Finning International Inc.	29,862	742
	H&R REIT	50,747	669
	CI Financial Corp.	35,273	655
	Choice Properties REIT	53,184	639
	Metro Inc. Class A	12,874	623
	Emera Inc.	12,887	603
	Yamana Gold Inc.	114,822	602
	Atco Ltd.	16,517	595
	Canadian Utilities Ltd. Class A	20,489	592
	Northland Power Inc.	17,430	583
	B2Gold Corp.	111,271	569
*	Shopify Inc. Class A (XTSE)	445	553
	BRP Inc.	6,442	543
	Chartwell Retirement Residences	47,793	519
	SSR Mining Inc.	27,366	507
*	BlackBerry Ltd.	49,132	494
	Alamos Gold Inc. Class A	51,869	474
*	Lightspeed POS Inc.	6,570	473
	TELUS Corp.	20,493	462
	Great-West Lifeco Inc.	14,809	455
	First Majestic Silver Corp.	21,703	386
	West Fraser Timber Co. Ltd.	4,929	379
*	Kinaxis Inc.	3,322	377
	iA Financial Corp. Inc.	6,510	375
*	Novagold Resources Inc.	35,080	359
	GFL Environmental Inc. (XTSE)	10,821	353
	FirstService Corp.	2,129	345
	TMX Group Ltd.	3,096	344
	Endeavour Mining Corp.	14,112	339
	Element Fleet Management Corp.	27,769	314
	AltaGas Ltd.	15,541	308
	Cascades Inc.	25,369	287
*	Air Canada	12,218	275

		Shares	Market Value ($000)
*	Canada Goose Holdings Inc.	6,565	265
*	IAMGOLD Corp.	69,829	253
*	Descartes Systems Group Inc.	4,294	251
*	Ivanhoe Mines Ltd. Class A	32,802	241
*	Eldorado Gold Corp.	19,245	229
*	Bombardier Inc. Class B	280,993	226
	Colliers International Group Inc.	1,939	215
	Quebecor Inc. Class B	7,347	200
*	Equinox Gold Corp.	20,686	192
	Innergex Renewable Energy Inc.	11,044	185
	Artis REIT	20,088	184
	Boyd Group Services Inc.	1,024	178
	Canadian Western Bank	5,733	174
	Boardwalk REIT	5,131	166
	NFI Group Inc.	7,659	163
	First Capital REIT	11,038	163
	Linamar Corp.	2,326	152
	Brookfield Infrastructure Corp. Class A	2,087	150
	Primo Water Corp.	8,302	144
	Methanex Corp.	3,790	135
	Capital Power Corp.	4,259	135
	Dream Office REIT	7,482	134
	Osisko Gold Royalties Ltd.	9,083	130
	IGM Financial Inc.	3,371	124
*	Pretium Resources Inc.	10,652	121
	Centerra Gold Inc.	13,695	111
	SmartCentres REIT	4,581	111
	Boralex Inc. Class A	3,323	101
	Hudbay Minerals Inc.	12,934	98
	Premium Brands Holdings Corp. Class A	959	97
*	Home Capital Group Inc. Class B	3,295	95
*	OceanaGold Corp.	44,042	93
	Laurentian Bank of Canada	2,237	81
	Stella-Jones Inc.	2,122	81
	Maple Leaf Foods Inc.	3,285	73
	ECN Capital Corp.	9,977	69
*	Torex Gold Resources Inc.	4,656	68
	Dye & Durham Ltd.	1,907	65
	Cominar REIT	7,440	62
*	Canfor Corp.	2,478	61
	Mullen Group Ltd.	5,514	59
	Transcontinental Inc. Class A	2,624	49
*	Celestica Inc.	4,318	37
	GFL Environmental Inc.	1,110	36
	Winpak Ltd.	1,013	34
	Martinrea International Inc.	2,613	29
	Cogeco Communications Inc.	300	29
	Restaurant Brands International Inc. (XNYS)	322	22
	First National Financial Corp.	384	16
			153,016
Chile (0.2%)
	Banco de Chile	3,745,883	375
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	7,410	322
	Banco Santander Chile	5,503,085	296
	Falabella SA	63,110	276
	Enel Americas SA	1,857,793	252
	Empresas CMPC SA	100,291	250

		Shares	Market Value ($000)
	Sociedad Quimica y Minera de Chile SA ADR	4,927	214
	Cia Sud Americana de Vapores SA	2,903,876	196
	Banco de Credito e Inversiones SA	4,013	189
	Cencosud SA	87,936	171
	CAP SA	7,738	139
	Empresa Nacional de Telecomunicaciones SA	25,073	134
*	Latam Airlines Group SA	46,417	125
	Colbun SA	794,450	110
	Enel Chile SA	1,759,607	104
	Salfacorp SA	145,052	88
	Inversiones La Construccion SA	13,884	74
*	Parque Arauco SA	46,911	68
	Cencosud Shopping SA	34,260	64
	Besalco SA	104,417	59
	SONDA SA	95,489	57
*	Itau CorpBanca Chile SA	17,484,799	54
	Engie Energia Chile SA	61,702	50
	SMU SA	300,135	42
	Plaza SA	20,224	33
*	Ripley Corp. SA	107,037	31
	Aguas Andinas SA Class A	138,009	26
	Inversiones Aguas Metropolitanas SA	43,062	24
	Embotelladora Andina SA Preference Shares Class B	8,340	20
			3,843
China (11.0%)
	Tencent Holdings Ltd.	549,460	43,651
*	Alibaba Group Holding Ltd.	1,305,632	34,920
*,3	Meituan Class B	353,455	13,320
	China Construction Bank Corp. Class H	8,556,000	7,050
	Ping An Insurance Group Co. of China Ltd. Class H	568,500	6,210
*	JD.com Inc. ADR	81,902	6,056
*	Baidu Inc. ADR	25,322	4,970
	Industrial & Commercial Bank of China Ltd. Class H	7,274,000	4,775
*,3	Wuxi Biologics Cayman Inc.	301,737	4,478
*	NIO Inc. ADR	115,687	4,468
	China Merchants Bank Co. Ltd. Class H	422,000	3,904
*	Pinduoduo Inc. ADR	27,138	3,389
	Bank of China Ltd. Class H	7,060,000	2,675
	Shenzhou International Group Holdings Ltd.	88,284	2,327
	Li Ning Co. Ltd.	244,500	2,248
	ANTA Sports Products Ltd.	100,000	2,019
	Sunny Optical Technology Group Co. Ltd.	77,600	1,978
*	China Mengniu Dairy Co. Ltd.	333,120	1,972
	ENN Energy Holdings Ltd.	100,000	1,838
	Country Garden Services Holdings Co. Ltd.	170,000	1,725
	China Resources Land Ltd.	350,000	1,654
	China Life Insurance Co. Ltd. Class H	758,000	1,608
*,3	Innovent Biologics Inc.	135,000	1,557
*	Bilibili Inc. ADR	14,392	1,543
	CSPC Pharmaceutical Group Ltd.	1,015,280	1,527
	BYD Co. Ltd. Class H	66,000	1,517
*	TAL Education Group ADR	36,699	1,467
*	New Oriental Education & Technology Group Inc. ADR	140,024	1,432
	Geely Automobile Holdings Ltd.	557,900	1,413

		Shares	Market Value ($000)
[3]	Longfor Group Holdings Ltd.	229,800	1,347
*	Alibaba Health Information Technology Ltd.	502,000	1,244
	China Overseas Land & Investment Ltd.	498,500	1,208
*	Zai Lab Ltd. ADR	6,647	1,181
	Sino Biopharmaceutical Ltd.	1,062,000	1,177
	China Conch Venture Holdings Ltd.	255,500	1,176
	ZTO Express Cayman Inc. ADR	36,298	1,165
	Country Garden Holdings Co. Ltd.	879,000	1,121
	Sunac China Holdings Ltd.	297,300	1,093
*	Kingdee International Software Group Co. Ltd.	281,000	1,068
	China Gas Holdings Ltd.	278,833	1,060
	PICC Property & Casualty Co. Ltd. Class H	1,024,000	999
*	Vipshop Holdings Ltd. ADR	41,615	963
	Hengan International Group Co. Ltd.	119,500	806
	Xinyi Solar Holdings Ltd.	446,000	792
	Anhui Conch Cement Co. Ltd. Class H	122,500	758
	Agricultural Bank of China Ltd. Class H	1,802,000	731
*	GDS Holdings Ltd. ADR	9,558	719
	Agricultural Bank of China Ltd. Class A	1,362,400	702
	Sinopharm Group Co. Ltd. Class H	209,300	698
	BYD Electronic International Co. Ltd.	107,000	681
	China National Building Material Co. Ltd. Class H	510,000	675
	Far East Horizon Ltd.	587,000	643
	Great Wall Motor Co. Ltd. Class A	110,900	641
	Shimao Group Holdings Ltd.	219,500	630
*	China Pacific Insurance Group Co. Ltd. Class H	165,800	630
	China Cinda Asset Management Co. Ltd. Class H	2,889,000	618
	China Longyuan Power Group Corp. Ltd. Class H	397,000	571
	Autohome Inc. ADR	7,195	555
[3]	China Feihe Ltd.	200,000	545
	China Pacific Insurance Group Co. Ltd. Class A	91,500	505
*	COSCO SHIPPING Holdings Co. Ltd. Class H	241,000	503
	JOYY Inc. ADR	6,528	502
	Kingsoft Corp. Ltd.	72,000	486
*,3	Ping An Healthcare & Technology Co. Ltd.	41,930	481
	China Merchants Bank Co. Ltd. Class A	52,300	481
[3]	China Tower Corp. Ltd. Class H	3,432,000	469
	China Taiping Insurance Holdings Co. Ltd.	242,800	453
	China Hongqiao Group Ltd.	277,500	448
	CITIC Securities Co. Ltd. Class H	156,000	431
	People's Insurance Co. Group of China Ltd. Class H	1,145,000	425
	BYD Co. Ltd. Class A	14,752	421
	China Evergrande Group	267,000	416
	Great Wall Motor Co. Ltd. Class H	148,000	411
*,2	GCL-Poly Energy Holdings Ltd.	1,563,594	399
	China Resources Gas Group Ltd.	64,000	397
	China Vanke Co. Ltd. Class A	93,300	395
	Weichai Power Co. Ltd. Class A	134,900	386
	Ping An Insurance Group Co. of China Ltd. Class A	33,600	386
	Ping An Bank Co. Ltd. Class A	99,000	381
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	180,000	374
	Zhongsheng Group Holdings Ltd.	45,000	374
	Industrial Bank Co. Ltd. Class A	101,000	369

		Shares	Market Value ($000)
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	75,700	365
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	33,600	363
	LONGi Green Energy Technology Co. Ltd. Class A	23,700	363
	China Vanke Co. Ltd. Class H	103,400	356
*	Hangzhou Tigermed Consulting Co. Ltd. Class A	13,100	354
	Industrial & Commercial Bank of China Ltd. Class A	416,000	345
*,3	3SBio Inc.	300,500	344
	Bank of Communications Co. Ltd. Class A	442,800	343
	WuXi AppTec Co. Ltd. Class A	13,220	341
	Fuyao Glass Industry Group Co. Ltd. Class A	41,600	337
[3]	WuXi AppTec Co. Ltd. Class H	15,936	330
*	Chinasoft International Ltd.	254,000	326
*	iQIYI Inc. ADR	22,800	325
	Guangdong Investment Ltd.	212,000	316
*,3	Akeso Inc.	40,000	309
	Muyuan Foods Co. Ltd. Class A	21,580	307
*	Daqo New Energy Corp. ADR	4,129	307
*	Yihai International Holding Ltd.	38,000	300
	Contemporary Amperex Technology Co. Ltd. Class A	4,600	296
	Huangshan Tourism Development Co. Ltd. Class B	405,500	295
*	360 DigiTech Inc. ADR	10,268	288
	China CITIC Bank Corp. Ltd. Class A	340,800	283
	China Minsheng Banking Corp. Ltd. Class A	375,500	279
	Kingboard Holdings Ltd.	49,000	271
*	Canadian Solar Inc.	6,736	267
	Pharmaron Beijing Co. Ltd. Class A	9,487	267
*	COSCO SHIPPING Holdings Co. Ltd. Class A	76,900	263
	China Medical System Holdings Ltd.	104,000	260
	Momo Inc. ADR	18,374	258
	Haitong Securities Co. Ltd. Class A	139,900	258
	Jiangxi Copper Co. Ltd. Class H	105,000	246
	CITIC Securities Co. Ltd. Class A	59,200	244
*	Baozun Inc. ADR	6,959	241
*	Genscript Biotech Corp.	68,000	240
	Wanhua Chemical Group Co. Ltd. Class A	13,900	239
	Yuexiu REIT	427,000	228
	Consun Pharmaceutical Group Ltd.	308,000	224
*	GOME Retail Holdings Ltd.	1,331,000	219
[3]	China Resources Pharmaceutical Group Ltd.	305,000	217
	ZTE Corp. Class H	79,000	213
	Hopson Development Holdings Ltd.	44,000	213
*	Weibo Corp. ADR	4,174	212
*,3	CanSino Biologics Inc. Class H	5,200	212
*,3	Hua Hong Semiconductor Ltd.	38,757	210
	Hangzhou Steam Turbine Co. Ltd. Class B	132,400	208
*,3	Hygeia Healthcare Holdings Co. Ltd.	19,200	201
	Dongfeng Motor Group Co. Ltd. Class H	206,000	196
	Luxshare Precision Industry Co. Ltd. Class A	31,399	194
*,3	Venus MedTech Hangzhou Inc. Class H	21,500	192
[3]	China New Higher Education Group Ltd.	253,000	192
*	Lifetech Scientific Corp.	306,000	189
	China Yongda Automobiles Services Holdings Ltd.	106,500	188
	China Life Insurance Co. Ltd. Class A	32,200	186

		Shares	Market Value ($000)
	Bank of Communications Co. Ltd. Class H	272,000	184
	China Meidong Auto Holdings Ltd.	34,000	181
*,3	China Literature Ltd.	17,000	180
	GF Securities Co. Ltd. Class A	70,600	179
	Nine Dragons Paper Holdings Ltd.	113,000	178
	Ganfeng Lithium Co. Ltd. Class A	9,400	176
	China Jinmao Holdings Group Ltd.	450,000	174
	Shanghai Pudong Development Bank Co. Ltd. Class A	107,300	174
	China Yangtze Power Co. Ltd. Class A	56,000	173
*	Tongcheng-Elong Holdings Ltd.	64,000	172
	Huatai Securities Co. Ltd. Class A	63,800	172
[3]	Yadea Group Holdings Ltd.	78,000	170
[2]	Brilliance China Automotive Holdings Ltd.	180,000	169
	Bank of China Ltd. Class A	318,600	167
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	25,900	165
*	21Vianet Group Inc. ADR	7,356	164
	Kingboard Laminates Holdings Ltd.	74,500	161
	Haitian International Holdings Ltd.	44,000	159
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	19,000	157
	China Merchants Securities Co. Ltd. Class A	48,420	156
	China Everbright Bank Co. Ltd. Class A	253,300	154
	China Construction Bank Corp. Class A	139,600	154
	Guangzhou Automobile Group Co. Ltd. Class A	83,500	154
*	Colour Life Services Group Co. Ltd.	349,000	153
*	Seazen Group Ltd.	131,360	149
	BOE Technology Group Co. Ltd. Class A	148,200	147
[3]	Topsports International Holdings Ltd.	93,000	144
	China Molybdenum Co. Ltd. Class A	158,700	143
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	83,000	143
	Sihuan Pharmaceutical Holdings Group Ltd.	321,000	142
	Tongwei Co. Ltd. Class A	23,400	141
	Sungrow Power Supply Co. Ltd. Class A	9,900	141
	Jiangxi Copper Co. Ltd. Class A	34,600	141
	Will Semiconductor Co. Ltd. Shanghai Class A	3,100	140
	SAIC Motor Corp. Ltd. Class A	43,000	138
	Anhui Conch Cement Co. Ltd. Class A	17,700	137
	TravelSky Technology Ltd. Class H	63,000	136
*	Noah Holdings Ltd. ADR	2,912	133
	China Lesso Group Holdings Ltd.	52,000	132
	COSCO SHIPPING Ports Ltd.	160,000	130
	China Resources Cement Holdings Ltd.	122,000	130
*,3	InnoCare Pharma Ltd.	44,000	127
*,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	25,000	125
*	Beijing Enterprises Water Group Ltd.	310,000	124
	Huaneng Power International Inc. Class A	187,200	124
	Weichai Power Co. Ltd. Class H	53,000	123
*	JinkoSolar Holding Co. Ltd. ADR	3,320	122
	China Railway Tielong Container Logistics Co. Ltd. Class A	151,600	122
*	China Southern Airlines Co. Ltd. Class A	117,600	122
	China Molybdenum Co. Ltd. Class H	180,000	121
[3]	China Merchants Securities Co. Ltd. Class H	75,660	120
	China Everbright Environment Group Ltd.	200,000	119
	KWG Group Holdings Ltd.	77,500	118

		Shares	Market Value ($000)
*	Alibaba Pictures Group Ltd.	880,000	118
*	LexinFintech Holdings Ltd. ADR	12,881	118
*,3	Ascletis Pharma Inc.	248,000	117
	China Merchants Port Holdings Co. Ltd.	70,000	116
	Xtep International Holdings Ltd.	105,500	116
	Ever Sunshine Lifestyle Services Group Ltd.	42,000	116
*	Tianneng Power International Ltd.	64,000	115
	China Education Group Holdings Ltd.	45,000	114
	Guangzhou Automobile Group Co. Ltd. Class H	128,000	111
	Zhejiang Huayou Cobalt Co. Ltd. Class A	7,100	111
	Yunnan Baiyao Group Co. Ltd. Class A	5,500	108
	Air China Ltd. Class A	79,100	108
[3]	Ganfeng Lithium Co. Ltd. Class H	8,000	108
	Agile Group Holdings Ltd.	76,000	107
	China Minsheng Banking Corp. Ltd. Class H	202,000	107
	Sinotruk Hong Kong Ltd.	44,000	106
[3]	A-Living Smart City Services Co. Ltd.	21,500	105
*,3	Shanghai Junshi Biosciences Co. Ltd. Class H	10,600	105
	Yangzijiang Shipbuilding Holdings Ltd.	92,600	104
	China Overseas Property Holdings Ltd.	100,000	104
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	28,700	103
*	Hainan Meilan International Airport Co. Ltd.	24,000	102
*	Baidu Inc. Class A	4,156	101
*	China CITIC Bank Corp. Ltd. Class H	183,000	100
	Jiangsu Expressway Co. Ltd. Class A	63,900	100
	Greentown Service Group Co. Ltd.	64,000	99
*	JD.com Inc. Class A	2,686	99
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	10,850	98
*,3	Zhou Hei Ya International Holdings Co. Ltd.	77,000	98
	Citic Pacific Special Steel Group Co. Ltd. Class A	26,100	98
*	Guangdong Haid Group Co. Ltd. Class A	7,700	96
	China Grand Pharmaceutical & Healthcare Holdings Ltd.	92,000	95
	Bosideng International Holdings Ltd.	174,000	95
	Baoshan Iron & Steel Co. Ltd. Class A	75,800	94
*	Chongqing Changan Automobile Co. Ltd. Class A	25,800	93
	ZTE Corp. Class A	18,700	92
	Powerlong Real Estate Holdings Ltd.	94,000	91
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	14,400	91
*,3	Peijia Medical Ltd.	25,000	90
	Zhaojin Mining Industry Co. Ltd. Class H	85,500	89
	Qinhuangdao Port Co. Ltd. Class A	202,100	87
	China Traditional Chinese Medicine Holdings Co. Ltd.	132,000	85
*	CanSino Biologics Inc. Class A	948	85
*	Tianli Education International Holdings Ltd.	160,000	84
	Zhejiang Expressway Co. Ltd. Class H	94,000	83
	China Power International Development Ltd.	329,000	83
	Dashang Co. Ltd. Class A	24,100	83
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	12,800	83
	Guotai Junan Securities Co. Ltd. Class A	30,100	83
	Shandong Chenming Paper Holdings Ltd. Class B	112,800	82
	GoerTek Inc. Class A	13,400	81

		Shares	Market Value ($000)
	COFCO Joycome Foods Ltd.	179,000	81
	Shandong Nanshan Aluminum Co. Ltd. Class A	128,400	81
	Xiamen International Airport Co. Ltd. Class A	29,900	80
	China Galaxy Securities Co. Ltd. Class H	124,000	78
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	57,700	78
*	GSX Techedu Inc. ADR	4,219	78
[2,3]	China Huarong Asset Management Co. Ltd. Class H	588,000	77
*	Zhuguang Holdings Group Co. Ltd.	234,000	77
	Sany Heavy Equipment International Holdings Co. Ltd.	69,000	77
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	2,900	77
*	HUYA Inc. ADR	5,056	77
	China Everbright Ltd.	60,000	76
	Digital China Holdings Ltd.	112,000	76
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	61,400	76
*,3	China Logistics Property Holdings Co. Ltd.	139,000	76
	PAX Global Technology Ltd.	60,000	75
	Henan Shuanghui Investment & Development Co. Ltd. Class A	13,400	75
	Sinotrans Ltd. Class A	102,000	75
[3]	Pharmaron Beijing Co. Ltd. Class H	3,200	75
	Beijing North Star Co. Ltd. Class A	188,900	74
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	38,300	73
	Beijing Capital International Airport Co. Ltd. Class H	106,000	72
	China State Construction International Holdings Ltd.	102,000	72
[3]	Dali Foods Group Co. Ltd.	114,000	72
	Bank of Shanghai Co. Ltd. Class A	53,800	72
[3]	Luye Pharma Group Ltd.	107,000	72
	China Eastern Airlines Corp. Ltd. Class A	82,000	72
	Angang Steel Co. Ltd. Class A	103,700	71
	Zhongyu Gas Holdings Ltd.	81,000	71
*	Ecovacs Robotics Co. Ltd. Class A	2,500	70
	Xinyi Energy Holdings Ltd.	144,000	70
	Logan Group Co. Ltd.	43,000	69
*	Tongdao Liepin Group	23,600	69
*	Niu Technologies ADR	2,082	69
	Shenwan Hongyuan Group Co. Ltd. Class A	90,200	68
	NAURA Technology Group Co. Ltd. Class A	2,304	68
	China Aoyuan Group Ltd.	58,000	68
	Sinoma International Engineering Co. Class A	46,000	68
	Rongan Property Co. Ltd. Class A	155,400	68
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	23,400	68
*	Ausnutria Dairy Corp. Ltd.	42,000	66
[3]	Shandong Gold Mining Co. Ltd. Class H	30,600	66
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	17,500	66
[3]	Hope Education Group Co. Ltd.	222,000	66
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	269,400	65
	Jiayuan International Group Ltd.	126,000	64
	China Suntien Green Energy Corp. Ltd. Class H	154,000	64

		Shares	Market Value ($000)
	Shaanxi International Trust Co. Ltd. Class A	118,700	64
	Bank of Chongqing Co. Ltd. Class H	95,000	64
	New Hope Liuhe Co. Ltd. Class A	26,300	63
	Shenzhen International Holdings Ltd.	41,000	62
	Chaowei Power Holdings Ltd.	175,000	62
	Shanghai International Airport Co. Ltd. Class A	7,977	62
	Everbright Securities Co. Ltd. Class A	23,000	61
	China Union Holdings Ltd. Class A	104,300	61
	Wellhope Foods Co. Ltd. Class A	35,500	61
*	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	17,500	61
	Haitong Securities Co. Ltd. Class H	62,800	60
	SSY Group Ltd.	90,000	60
	China Oriental Group Co. Ltd.	180,000	59
	Greentown China Holdings Ltd.	51,500	59
*	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	18,700	59
	Hengli Petrochemical Co. Ltd. Class A	13,000	59
	Huaxia Bank Co. Ltd. Class A	58,800	59
	China Galaxy Securities Co. Ltd. Class A	33,800	59
	Tangrenshen Group Co. Ltd. Class A	55,800	59
	Shanghai Jin Jiang Capital Co. Ltd. Class H	238,000	58
*	Chongqing Rural Commercial Bank Co. Ltd. Class H	125,000	58
	Iflytek Co. Ltd. Class A	6,000	58
	Zhejiang Hailiang Co. Ltd. Class A	35,700	58
[3]	China Yuhua Education Corp. Ltd.	58,000	58
	Yantai Eddie Precision Machinery Co. Ltd. Class A	6,100	58
	Shenzhen Investment Ltd.	158,000	57
*	Kaisa Group Holdings Ltd.	123,496	57
	Fu Shou Yuan International Group Ltd.	53,000	57
	China Harmony Auto Holding Ltd.	124,000	57
	Yuexiu Property Co. Ltd.	228,000	56
	Jinduicheng Molybdenum Co. Ltd. Class A	57,200	55
	Ovctek China Inc. Class A	3,500	54
	TCL Technology Group Corp. Class A	41,200	53
	CSC Financial Co. Ltd. Class A	9,800	53
	Greatview Aseptic Packaging Co. Ltd.	107,000	52
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	30,200	52
*	Beijing Enterprises Clean Energy Group Ltd.	4,120,000	52
	CNHTC Jinan Truck Co. Ltd. Class A	10,300	52
	Times China Holdings Ltd.	37,000	51
	Southwest Securities Co. Ltd. Class A	65,200	51
	Anhui Expressway Co. Ltd. Class H	74,000	50
	China Communications Services Corp. Ltd. Class H	118,000	50
	Dongyue Group Ltd.	66,000	50
	Shenzhen Airport Co. Ltd. Class A	39,900	50
*	Estun Automation Co. Ltd. Class A	9,700	50
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	30,000	50
	ZTO Express Cayman Inc.	1,572	50
*	Sohu.com Ltd. ADR	2,768	49
	NetDragon Websoft Holdings Ltd.	17,000	49
*	Shanxi Securities Co. Ltd. Class A	43,300	49
	Shanghai Pudong Construction Co. Ltd. Class A	47,900	49

		Shares	Market Value ($000)
	Powerlong Commercial Management Holdings Ltd.	13,000	49
	Tiangong International Co. Ltd.	106,000	48
[3]	China Everbright Greentech Ltd.	125,000	48
	China International Marine Containers Group Co. Ltd. Class A	19,300	48
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	2,500	48
	Livzon Pharmaceutical Group Inc. Class A	6,100	47
	Hisense Home Appliances Group Co. Ltd. Class A	20,000	47
	Anhui Expressway Co. Ltd. Class A	43,500	47
[3]	BAIC Motor Corp. Ltd. Class H	124,500	46
	China Tian Lun Gas Holdings Ltd.	44,000	46
	Gemdale Properties & Investment Corp. Ltd.	314,000	46
	Huizhou Desay Sv Automotive Co. Ltd. Class A	2,700	46
	Bank of Zhengzhou Co. Ltd. Class A	78,210	46
	Sichuan Expressway Co. Ltd. Class A	91,000	46
	Concord New Energy Group Ltd.	680,000	46
	Shanghai AJ Group Co. Ltd. Class A	41,100	46
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	15,700	46
	Sichuan Expressway Co. Ltd. Class H	184,000	45
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	27,200	45
	Hebei Chengde Lolo Co. Class A	30,000	45
	Lonking Holdings Ltd.	121,000	44
	China South Publishing & Media Group Co. Ltd. Class A	28,800	44
	Orient Securities Co. Ltd. Class A	27,500	44
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	4,200	43
[3]	CSC Financial Co. Ltd. Class H	33,000	43
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	42,700	43
*	Air China Ltd. Class H	50,000	42
*	Chongqing Changan Automobile Co. Ltd. Class B	44,400	42
	Huayu Automotive Systems Co. Ltd. Class A	11,200	42
	Skyfame Realty Holdings Ltd.	328,000	41
	Liaoning Port Co. Ltd. Class A	149,600	41
	Q Technology Group Co. Ltd.	24,000	41
	Shenzhen Expressway Co. Ltd. Class A	27,700	41
	Beijing United Information Technology Co. Ltd. Class A	2,900	41
	Guizhou Space Appliance Co. Ltd. Class A	5,100	40
	Changjiang Securities Co. Ltd. Class A	31,900	40
	Shanghai Haohai Biological Technology Co. Ltd. Class A	1,374	40
	China Everbright Bank Co. Ltd. Class H	91,000	39
[3]	Huatai Securities Co. Ltd. Class H	25,200	39
	Xingda International Holdings Ltd.	149,000	39
	China Dongxiang Group Co. Ltd.	308,000	39
	Western Securities Co. Ltd. Class A	27,900	39
	China Resources Medical Holdings Co. Ltd.	38,500	39
[3]	Genertec Universal Medical Group Co. Ltd.	43,500	39
*	Central China Securities Co. Ltd. Class A	48,600	39
[3]	AK Medical Holdings Ltd.	22,000	39
*	Wuxi Shangji Automation Co. Ltd. Class A	1,700	39

		Shares	Market Value ($000)
	Lomon Billions Group Co. Ltd. Class A	7,200	38
	Industrial Securities Co. Ltd. Class A	21,600	38
	JNBY Design Ltd.	20,500	38
	Sailun Group Co. Ltd. Class A	21,800	38
	China BlueChemical Ltd. Class H	116,000	37
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	28,200	37
*	China Merchants Land Ltd.	254,000	37
*	Zhejiang Satellite Petrochemical Co. Ltd. Class A	5,400	37
	Tong Ren Tang Technologies Co. Ltd. Class H	34,000	36
	Comba Telecom Systems Holdings Ltd.	144,000	36
	China Water Affairs Group Ltd.	46,000	36
*	Fufeng Group Ltd.	109,000	36
*	China Modern Dairy Holdings Ltd.	141,000	36
	Guangxi Liugong Machinery Co. Ltd. Class A	25,800	36
	Bethel Automotive Safety Systems Co. Ltd. Class A	6,800	36
	Sinopec Engineering Group Co. Ltd. Class H	55,500	35
	Health & Happiness H&H International Holdings Ltd.	9,000	35
	Shandong Gold Mining Co. Ltd. Class A	10,360	35
*,3	CStone Pharmaceuticals	21,500	35
	LVGEM China Real Estate Investment Co. Ltd.	128,000	35
	263 Network Communications Co. Ltd. Class A	49,100	35
*,3	Archosaur Games Inc.	19,000	35
*	Hi Sun Technology China Ltd.	183,000	34
*	Chaozhou Three-Circle Group Co. Ltd. Class A	5,800	34
	Shenzhen Gas Corp. Ltd. Class A	30,200	34
	China Reinsurance Group Corp. Class H	315,000	34
	GF Securities Co. Ltd. Class H	22,600	33
	Yuzhou Group Holdings Co. Ltd.	113,000	33
	China Machinery Engineering Corp. Class H	73,000	33
	Zhejiang NHU Co. Ltd. Class A	6,480	33
	Zhejiang Dahua Technology Co. Ltd. Class A	8,900	33
	Bestsun Energy Co. Ltd. Class A	43,000	33
*	Skyworth Group Ltd.	111,111	32
	Qingling Motors Co. Ltd. Class H	144,000	32
	China Overseas Grand Oceans Group Ltd.	51,000	32
	Huadong Medicine Co. Ltd. Class A	3,800	31
	Sealand Securities Co. Ltd. Class A	44,000	31
	Xiamen Faratronic Co. Ltd. Class A	1,600	31
*	CGN New Energy Holdings Co. Ltd.	102,000	31
	Chongqing Dima Industry Co. Ltd. Class A	70,200	31
*	SG Micro Corp. Class A	700	31
	COFCO Capital Holdings Co. Ltd. Class A	20,400	31
	Yuexiu Transport Infrastructure Ltd.	48,000	30
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,300	30
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	33,200	29
	CPMC Holdings Ltd.	49,000	29
	Guangshen Railway Co. Ltd. Class A	83,800	29
	SooChow Securities Co. Ltd. Class A	20,800	29
	Goldcard Smart Group Co. Ltd.	17,300	29
	Shoucheng Holdings Ltd.	123,600	29
*	Autohome Inc. Class A	1,508	29
*	Tongda Group Holdings Ltd.	360,000	28

		Shares	Market Value ($000)
	Shanghai Industrial Urban Development Group Ltd.	282,000	28
	Suning.com Co. Ltd. Class A	25,800	28
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	1,700	28
	Xiamen Tungsten Co. Ltd. Class A	9,600	28
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	75,200	28
	Cinda Real Estate Co. Ltd. Class A	47,600	28
*	SOHO China Ltd.	86,500	27
	Fanhua Inc. ADR	2,063	27
	China Fangda Group Co. Ltd. Class B	71,800	27
	Hunan Valin Steel Co. Ltd. Class A	25,300	27
	China Jushi Co. Ltd. Class A	10,744	27
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	12,900	27
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	16,200	27
*,3	Koolearn Technology Holding Ltd.	16,500	27
*	Ingenic Semiconductor Co. Ltd. Class A	2,000	27
	Kangji Medical Holdings Ltd.	16,500	27
*	First Tractor Co. Ltd. Class H	48,000	26
	China Eastern Airlines Corp. Ltd. Class H	56,000	26
	Shenzhen Expressway Co. Ltd. Class H	26,000	26
	Guomai Technologies Inc. Class A	27,000	26
*	Yunnan Tin Co. Ltd. Class A	10,200	26
	Beijing Shiji Information Technology Co. Ltd. Class A	4,500	26
	Hainan Strait Shipping Co. Ltd. Class A	27,750	26
	Shengyi Technology Co. Ltd. Class A	7,200	26
	Nanjing Iron & Steel Co. Ltd. Class A	44,500	26
	SDIC Capital Co. Ltd. Class A	11,700	26
	Grandjoy Holdings Group Co. Ltd. Class A	42,900	26
	Victory Giant Technology Huizhou Co. Ltd. Class A	7,800	26
	Red Star Macalline Group Corp. Ltd. Class A	16,280	26
	Shenzhen SC New Energy Technology Corp. Class A	1,600	26
*	C&D International Investment Group Ltd.	14,000	26
	China Shineway Pharmaceutical Group Ltd.	24,000	25
	China Lilang Ltd.	39,000	25
	Beijing Jingneng Clean Energy Co. Ltd. Class H	112,000	25
	China International Marine Containers Group Co. Ltd. Class H	13,300	25
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	13,100	25
	Xinyu Iron & Steel Co. Ltd. Class A	27,300	25
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,200	25
[3]	Qingdao Port International Co. Ltd. Class H	43,000	25
	Beijing Tiantan Biological Products Corp. Ltd. Class A	4,580	25
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	2,200	25
	Taiji Computer Corp. Ltd. Class A	7,400	25
	Shenzhen Megmeet Electrical Co. Ltd. Class A	5,100	25
	China SCE Group Holdings Ltd.	56,000	25
	Skshu Paint Co. Ltd. Class A	700	25
	China Railway Signal & Communication Corp. Ltd. Class A	27,659	25

		Shares	Market Value ($000)
*	New Oriental Education & Technology Group Inc.	2,450	25
	Huaneng Power International Inc. Class H	68,000	24
*	China Southern Airlines Co. Ltd. Class H	34,000	24
*	China Maple Leaf Educational Systems Ltd.	112,000	24
	Huafon Chemical Co. Ltd. Class A	12,100	24
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	3,700	24
	Greenland Hong Kong Holdings Ltd.	70,000	24
	Shanghai Jahwa United Co. Ltd. Class A	2,700	24
	Zhuzhou Kibing Group Co. Ltd. Class A	9,400	24
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	22,700	24
*	TCL Electronics Holdings Ltd.	35,000	23
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	43,500	23
*	China High Speed Transmission Equipment Group Co. Ltd.	35,000	23
*	China Zhongwang Holdings Ltd.	92,000	23
	West China Cement Ltd.	132,000	23
	GEM Co. Ltd. Class A	13,300	23
	Shandong Sinocera Functional Material Co. Ltd. Class A	2,800	23
	Anhui Xinhua Media Co. Ltd. Class A	28,500	23
	Shanghai Environment Group Co. Ltd. Class A	12,500	23
*	Shandong Xiantan Co. Ltd. Class A	13,700	23
*	Fantasia Holdings Group Co. Ltd.	163,500	22
	Zhejiang Communications Technology Co. Ltd.	26,400	22
	Yonghui Superstores Co. Ltd. Class A	24,400	22
	Anhui Construction Engineering Group Co. Ltd. Class A	35,000	22
[3]	China Railway Signal & Communication Corp. Ltd. Class H	55,000	22
*	Advanced Technology & Materials Co. Ltd. Class A	18,300	22
	China Merchants Energy Shipping Co. Ltd. Class A	26,700	22
*	Youdao Inc. ADR	902	22
	INESA Intelligent Tech Inc. Class B	50,600	21
[3]	Guotai Junan Securities Co. Ltd. Class H	13,800	21
	Jiangsu Guotai International Group Co. Ltd.	19,400	21
	China National Medicines Corp. Ltd. Class A	3,700	21
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	700	21
	Chacha Food Co. Ltd. Class A	2,600	21
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	5,590	21
*	So-Young International Inc. ADR	2,153	21
*	Anhui Korrun Co. Ltd. Class A	5,900	21
	Guangdong Provincial Expressway Development Co. Ltd. Class B	29,900	20
*	Sogou Inc. ADR	2,400	20
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	3,900	20
	Sinolink Securities Co. Ltd. Class A	9,500	20
	BBMG Corp. Class A	45,100	20
*	Chongqing Iron & Steel Co. Ltd. Class A	44,000	20
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	15,000	20
	Zhejiang Dingli Machinery Co. Ltd. Class A	2,000	20
	Guangxi Wuzhou Communications Co. Ltd. Class A	34,300	20

		Shares	Market Value ($000)
	Jiangsu Expressway Co. Ltd. Class H	16,000	19
	Sinotrans Ltd. Class H	41,000	19
*	Inspur International Ltd.	70,000	19
	Shanghai International Port Group Co. Ltd. Class A	24,900	19
	Winning Health Technology Group Co. Ltd. Class A	7,150	19
	Xinjiang Communications Construction Group Co. Ltd. Class A	10,400	19
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	8,300	18
	Chengdu Xingrong Environment Co. Ltd. Class A	22,200	18
	Oceanwide Holdings Co. Ltd. Class A	40,600	18
[3]	Redco Properties Group Ltd.	52,000	18
*	Xiamen Kingdomway Group Co. Class A	2,400	18
	China Aluminum International Engineering Corp. Ltd. Class A	33,900	18
	Jiangsu Yoke Technology Co. Ltd. Class A	1,700	18
	China Bester Group Telecom Co. Ltd. Class A	9,300	18
	Tibet Tianlu Co. Ltd. Class A	15,900	18
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	4,300	18
	Angang Steel Co. Ltd. Class H	26,000	17
	Sino-Ocean Group Holding Ltd.	78,000	17
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	6,000	17
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	4,400	17
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	9,000	17
	Zhenro Properties Group Ltd.	26,000	17
*	Guangzhou Shangpin Home Collection Co. Ltd. Class A	1,500	17
	C&S Paper Co. Ltd. Class A	3,200	17
	China Minmetals Rare Earth Co. Ltd. Class A	6,000	17
	YanTai Shuangta Food Co. Ltd. Class A	8,100	17
	Sino Wealth Electronic Ltd. Class A	1,900	17
*	Baozun Inc. Class A	1,493	17
*	Sinofert Holdings Ltd.	114,000	16
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	22,000	16
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	9,000	16
*	Sunward Intelligent Equipment Co. Ltd. Class A	12,700	16
	Apeloa Pharmaceutical Co. Ltd. Class A	4,000	16
	JSTI Group Class A	18,000	16
	YTO Express Group Co. Ltd. Class A	9,300	16
*	Shandong New Beiyang Information Technology Co. Ltd. Class A	10,800	16
	Tianshui Huatian Technology Co. Ltd. Class A	8,000	16
*	Zhejiang Jingu Co. Ltd. Class A	15,900	16
	Huagong Tech Co. Ltd. Class A	4,800	16
	Shenzhen SDG Information Co. Ltd. Class A	13,600	16
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	7,700	16
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	2,900	16
*	Proya Cosmetics Co. Ltd. Class A	600	16
*	Fullshare Holdings Ltd.	685,000	15

		Shares	Market Value ($000)
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	16,700	15
	China South City Holdings Ltd.	134,000	15
*,3	Orient Securities Co. Ltd. Class H	22,400	15
	Shenzhen Agricultural Products Group Co. Ltd. Class A	16,100	15
*	Guosen Securities Co. Ltd. Class A	8,300	15
	Beijing Easpring Material Technology Co. Ltd. Class A	1,800	15
	Wisdom Education International Holdings Co. Ltd.	48,000	15
	Zheshang Securities Co. Ltd. Class A	7,400	15
	PCI Technology Group Co. Ltd. Class A	14,900	15
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	23,100	15
	Qingdao Port International Co. Ltd. Class A	15,500	15
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	25,900	15
	Chengtun Mining Group Co. Ltd. Class A	12,500	15
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	40,300	15
*	Goldenmax International Technology Ltd. Class A	7,000	15
	Beibuwan Port Co. Ltd. Class A	11,000	15
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	7,900	15
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	11,400	15
	DHC Software Co. Ltd. Class A	12,000	14
	Shanghai Weaver Network Co. Ltd. Class A	1,320	14
	Hainan Poly Pharm Co. Ltd. Class A	1,600	14
	Gemdale Corp. Class A	8,100	14
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	5,900	14
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	3,700	14
*	B-Soft Co. Ltd. Class A	8,200	14
	Weihai Guangwei Composites Co. Ltd. Class A	1,300	14
*	Biem.L.Fdlkk Garment Co. Ltd. Class A	4,100	14
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	6,900	14
	Xinhuanet Co. Ltd. Class A	3,600	14
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	19,800	14
	Chongqing Rural Commercial Bank Co. Ltd. Class A	20,400	14
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	12,800	14
	Gansu Shangfeng Cement Co. Ltd. Class A	4,100	14
*	BEST Inc. ADR	9,006	13
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	9,000	13
	Jiangling Motors Corp. Ltd. Class A	3,600	13
*	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	1,200	13
*	Jointown Pharmaceutical Group Co. Ltd. Class A	5,000	13
	Sichuan Haite High-tech Co. Ltd. Class A	7,900	13
*	Sinocare Inc. Class A	2,700	13
	Shinva Medical Instrument Co. Ltd. Class A	4,200	13

		Shares	Market Value ($000)
	Sino-Platinum Metals Co. Ltd. Class A	2,700	13
	Sanquan Food Co. Ltd. Class A	4,730	13
	Sieyuan Electric Co. Ltd. Class A	2,800	12
*	Siasun Robot & Automation Co. Ltd. Class A	7,600	12
	Rainbow Digital Commercial Co. Ltd. Class A	11,200	12
*	IKD Co. Ltd. Class A	5,700	12
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	2,700	12
	Heilongjiang Agriculture Co. Ltd. Class A	4,800	12
	Chongqing Water Group Co. Ltd. Class A	14,300	12
	Jiangsu Yangnong Chemical Co. Ltd. Class A	700	12
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	5,700	12
	Titan Wind Energy Suzhou Co. Ltd. Class A	9,100	12
*	TongFu Microelectronics Co. Ltd. Class A	3,800	12
	MLS Co. Ltd. Class A	5,400	12
	Guangzhou Wondfo Biotech Co. Ltd. Class A	1,040	12
	Sonoscape Medical Corp. Class A	2,700	12
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	2,200	12
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	5,500	12
	Huaibei Mining Holdings Co. Ltd. Class A	6,800	12
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	11,100	12
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	1,200	12
	Eastern Communications Co. Ltd. Class B	24,000	11
	Ningbo Huaxiang Electronic Co. Ltd. Class A	4,200	11
*	Rongsheng Petrochemical Co. Ltd. Class A	2,600	11
	Anhui Jinhe Industrial Co. Ltd. Class A	2,000	11
	Red Avenue New Materials Group Co. Ltd. Class A	2,100	11
	Laobaixing Pharmacy Chain JSC Class A	1,260	11
	Yifan Pharmaceutical Co. Ltd. Class A	3,800	11
	Han's Laser Technology Industry Group Co. Ltd. Class A	1,800	11
	Xinjiang Tianshan Cement Co. Ltd. Class A	4,500	11
	Maccura Biotechnology Co. Ltd. Class A	1,500	11
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	7,700	11
	Longshine Technology Group Co. Ltd. Class A	4,100	11
	Beijing Tongtech Co. Ltd. Class A	1,700	11
	Hebei Construction Group Corp. Ltd. Class H	30,000	11
	Xiamen Xiangyu Co. Ltd. Class A	11,000	11
*	CITIC Guoan Information Industry Co. Ltd. Class A	28,700	10
*	Chengzhi Co. Ltd. Class A	4,900	10
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	12,400	10
	BGI Genomics Co. Ltd. Class A	500	10
*	Central China Securities Co. Ltd. Class H	48,000	10
	Oriental Pearl Group Co. Ltd. Class A	7,400	10
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,100	10
	Wuxi Taiji Industry Co. Ltd. Class A	7,600	10
*	Ronshine China Holdings Ltd.	14,000	10
	Accelink Technologies Co. Ltd. Class A	2,600	10
	Beijing VRV Software Corp. Ltd. Class A	10,400	10
	Yunnan Copper Co. Ltd. Class A	4,300	10

		Shares	Market Value ($000)
*	Blue Sail Medical Co. Ltd. Class A	3,100	10
	Tianfeng Securities Co. Ltd. Class A	12,400	10
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	3,800	10
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	21,800	10
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	3,000	10
	China Merchants Property Operation & Service Co. Ltd. Class A	3,000	10
*	Innuovo Technology Co. Ltd. Class A	12,000	10
	Quectel Wireless Solutions Co. Ltd. Class A	368	10
	Anhui Genuine New Materials Co. Ltd. Class A	2,000	10
	Haohua Chemical Science & Technology Co. Ltd.	3,000	10
*	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	14,000	9
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	29,400	9
	Hand Enterprise Solutions Co. Ltd. Class A	8,300	9
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	3,500	9
	Yango Group Co. Ltd. Class A	10,200	9
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	8,800	9
	Inspur Electronic Information Industry Co. Ltd. Class A	2,100	9
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	10,800	9
	Beijing Strong Biotechnologies Inc. Class A	2,900	9
	Zhongjin Gold Corp. Ltd. Class A	6,300	9
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	3,100	9
	Shenzhen Kaifa Technology Co. Ltd. Class A	3,300	9
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	3,800	9
	Konfoong Materials International Co. Ltd. Class A	1,300	9
	Jiangxi Wannianqing Cement Co. Ltd. Class A	4,200	9
	Northeast Pharmaceutical Group Co. Ltd. Class A	12,100	9
	Huabao Flavours & Fragrances Co. Ltd. Class A	1,200	9
*	Ming Yang Smart Energy Group Ltd. Class A	3,800	9
	Gansu Qilianshan Cement Group Co. Ltd. Class A	4,300	9
	Everbright Jiabao Co. Ltd. Class A	18,400	9
*	Shanghai Runda Medical Technology Co. Ltd. Class A	4,900	9
	Sichuan Languang Development Co. Ltd. Class A	14,000	9
	Grinm Advanced Materials Co. Ltd. Class A	4,600	9
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	1,400	9
	Zhongyuan Environment-Protection Co. Ltd. Class A	9,400	9
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	5,400	9
	Beijing North Star Co. Ltd. Class H	44,000	8
*	WUS Printed Circuit Kunshan Co. Ltd. Class A	3,400	8
*	Beijing Thunisoft Corp. Ltd. Class A	2,600	8
	Unisplendour Corp. Ltd. Class A	2,660	8
*	Beijing Originwater Technology Co. Ltd. Class A	7,200	8

		Shares	Market Value ($000)
	Dongjiang Environmental Co. Ltd. Class A	6,900	8
	STO Express Co. Ltd. Class A	6,300	8
*	GCL System Integration Technology Co. Ltd. Class A	17,900	8
*	Berry Genomics Co. Ltd. Class A	1,500	8
	Shanghai Industrial Development Co. Ltd. Class A	10,300	8
[3]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	8,800	8
	Wuhu Token Science Co. Ltd. Class A	6,400	8
	Suzhou Anjie Technology Co. Ltd. Class A	3,700	8
*	Wuhan P&S Information Technology Co. Ltd. Class A	11,800	8
	Avary Holding Shenzhen Co. Ltd. Class A	1,700	8
*	Inspur Software Co. Ltd. Class A	3,900	8
	Central China Real Estate Ltd.	29,000	8
	Shandong Minhe Animal Husbandry Co. Ltd. Class A	3,300	8
	Shenzhen FRD Science & Technology Co. Ltd.	3,300	8
*	Yusys Technologies Co. Ltd. Class A	1,800	8
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	2,900	8
	Lianhe Chemical Technology Co. Ltd. Class A	2,200	8
*	C&D Property Management Group Ltd.	14,000	8
*	Bilibili Inc.	75	8
	OFILM Group Co. Ltd. Class A	4,800	7
*	Focused Photonics Hangzhou Inc. Class A	4,000	7
	Hengtong Optic-electric Co. Ltd. Class A	3,600	7
	Guangdong South New Media Co. Ltd. Class A	800	7
	Risen Energy Co. Ltd. Class A	3,400	7
*	GDS Holdings Ltd. Class A	709	7
*	Beijing Capital Land Ltd. Class H	46,000	6
*	Myhome Real Estate Development Group Co. Ltd. Class A	19,100	6
*,2	Central China Management Co. Ltd.	29,000	6
	Yunda Holding Co. Ltd. Class A	2,400	5
	Beijing Watertek Information Technology Co. Ltd. Class A	9,800	5
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	2,200	3
			245,635
Colombia (0.0%)
	Bancolombia SA Preference Shares	47,315	357
	Interconexion Electrica SA ESP	32,497	181
	Bancolombia SA	17,526	129
	Banco Davivienda SA Preference Shares	15,900	124
	Grupo Aval Acciones y Valores SA Preference Shares	361,564	104
	Grupo de Inversiones Suramericana SA	15,036	82
*	Corp. Financiera Colombiana SA	9,268	71
	Grupo de Inversiones Suramericana SA Preference Shares	7,835	37
			1,085
Czech Republic (0.0%)
*	Komercni banka A/S	21,694	799
Denmark (1.6%)
	Novo Nordisk A/S Class B	150,018	11,843
	DSV PANALPINA A/S	20,074	4,894

		Shares	Market Value ($000)
	Vestas Wind Systems A/S	98,834	3,864
*	Genmab A/S	6,277	2,533
	Coloplast A/S Class B	13,337	2,116
	Novozymes A/S Class B	24,117	1,760
	GN Store Nord A/S	17,204	1,462
	Pandora A/S	10,581	1,429
	Chr Hansen Holding A/S	11,056	993
	Ambu A/S Class B	18,154	675
*	ISS A/S	27,698	588
	Tryg A/S	23,000	546
*	Demant A/S	6,535	349
	SimCorp A/S	2,084	282
*	Bavarian Nordic A/S	5,263	233
[3]	Netcompany Group A/S	1,891	220
*	ALK-Abello A/S Class B	333	148
	Ringkjoebing Landbobank A/S	1,431	146
*	Jyske Bank A/S (Registered)	2,593	134
	Topdanmark A/S	2,274	117
	ROCKWOOL International A/S Class B	228	113
*	NKT A/S	2,460	111
	Sydbank A/S	3,162	102
	Chemometec A/S	714	87
*	Zealand Pharma A/S	2,365	73
	H Lundbeck A/S	1,927	62
*	Nilfisk Holding A/S	1,682	55
	D/S Norden A/S	1,650	47
	Schouw & Co. A/S	372	42
	Spar Nord Bank A/S	3,305	37
	Alm Brand A/S	2,398	25
			35,086
Egypt (0.0%)
*	Commercial International Bank Egypt SAE	125,956	430
*	Six of October Development & Investment	72,335	77
*	Egyptian Financial Group-Hermes Holding Co.	79,090	71
	Palm Hills Developments SAE	487,265	52
	Medinet Nasr Housing	192,738	40
	Heliopolis Housing	117,167	36
*	Pioneers Holding for Financial Investments SAE	116,388	31
	Oriental Weavers	46,027	20
	Telecom Egypt Co.	14,362	10
			767
Finland (0.9%)
	Nordea Bank Abp	331,294	3,591
	Kone OYJ Class B	37,146	3,022
*	Nokia OYJ	530,553	2,768
	Sampo OYJ Class A	46,861	2,232
	Elisa OYJ	20,930	1,241
	Stora Enso OYJ	69,074	1,231
	Kesko OYJ Class B	34,360	1,195
	Wartsila OYJ Abp	59,463	802
	Nokian Renkaat OYJ	19,962	799
	Valmet OYJ	7,367	320
	Orion OYJ Class B	6,579	290
	Kojamo OYJ	12,480	286
	Huhtamaki OYJ	5,233	247
*	QT Group OYJ	1,742	233
	Cargotec OYJ Class B	3,317	189

		Shares	Market Value ($000)
	TietoEVRY OYJ	4,791	156
	Revenio Group OYJ	1,230	95
	Uponor OYJ	2,745	82
	Sanoma OYJ	3,043	51
	Metsa Board OYJ	3,789	45
	Kemira OYJ	2,307	38
	F-Secure OYJ	6,729	35
	YIT OYJ	3,951	25
	Raisio OYJ	4,240	22
*	Finnair OYJ	21,569	19
	Ahlstrom-Munksjo OYJ	884	19
	Oriola OYJ Class B	4,424	10
			19,043
France (4.6%)
	Sanofi	99,901	10,689
	BNP Paribas SA	99,291	6,836
	Kering SA	6,716	6,150
[1]	EssilorLuxottica SA	26,911	4,673
	AXA SA	169,058	4,657
	Danone SA	54,481	3,884
	L'Oreal SA	8,560	3,875
*	L'Oreal SA (Registered)	8,400	3,803
	Hermes International	2,697	3,758
	Legrand SA	28,455	2,985
*	Vivendi SE	77,929	2,838
[1]	Cie Generale des Etablissements Michelin SCA	17,661	2,699
	STMicroelectronics NV	64,736	2,416
	Teleperformance	6,167	2,363
	Orange SA	173,343	2,212
	Societe Generale SA	67,755	2,169
*,3	Worldline SA	21,952	2,109
*	L'Oreal SA (Registered) - French Loyalty Line	4,639	2,100
	Veolia Environnement SA	56,038	1,767
	Edenred	28,706	1,581
[1]	Credit Agricole SA	104,256	1,563
	Publicis Groupe SA	21,523	1,455
	Arkema SA	9,859	1,306
	Carrefour SA	64,114	1,305
*	Alstom SA	22,589	1,275
*	Eurofins Scientific SE	10,854	1,163
[3]	Euronext NV	10,239	1,088
	Getlink SE	68,621	1,082
	Gecina SA	6,750	1,079
*	Suez SA	42,677	1,039
	Wendel SE	6,348	888
	Valeo SA	26,416	868
	Sartorius Stedim Biotech	1,900	824
*	Rexel SA	39,999	814
*	Orpea SA	6,172	775
*	Renault SA	17,754	737
*	SCOR SE	20,208	658
*	Ubisoft Entertainment SA	8,181	595
	Klepierre SA	19,855	577
*	Sodexo SA	5,751	555
	Covivio	5,872	553
*	Aeroports de Paris	3,339	454
	Ipsen SA	4,283	447
*	Faurecia SE	6,926	380

		Shares	Market Value ($000)
	SES SA Class A FDR	45,095	375
	BioMerieux	3,071	355
	Eurazeo SE	3,858	341
*	Eurazeo SE - French Loyalty Line	3,775	334
*	Sodexo SA	3,434	331
	SEB SA	1,565	294
*	SOITEC	1,451	293
[3]	Amundi SA	3,111	277
*	Lagardere SCA	10,069	255
*	Elis SA	13,390	255
*	SEB SA - French Loyalty Line	1,328	249
*	Natixis SA	47,070	233
	Iliad SA	1,336	219
	Rubis SCA	4,441	214
	ICADE	1,982	178
*	SEB SA (Registered)	926	174
*	Sodexo SA	1,731	167
*	Sopra Steria Group SACA	873	162
	CNP Assurances	7,952	146
*	Korian SA	3,615	132
*	JCDecaux SA	4,045	118
	Eutelsat Communications SA	8,559	108
	Trigano SA	470	98
	Nexity SA	1,771	92
	Cie Plastic Omnium SA	2,567	88
*	Faurecia SE	1,580	86
*,3	Maisons du Monde SA	2,904	81
*	Virbac SA	243	80
*,1	Air France-KLM	13,438	76
*	Casino Guichard Perrachon SA	2,164	70
*	Fnac Darty SA	981	68
	IPSOS	1,643	67
	Quadient SA	2,243	66
	Imerys SA	1,232	64
[3]	Verallia SA	1,547	62
	Coface SA	4,923	60
	Societe BIC SA	755	57
	Metropole Television SA	2,704	57
*,3	Neoen SA	1,359	57
[3]	ALD SA	3,352	51
	Rothschild & Co.	1,266	50
*	Solutions 30 SE	6,891	48
	Mercialys SA	3,403	44
*	Tarkett SA	1,778	44
	Television Francaise 1	3,516	37
*	Albioma SA - French Loyalty 2023 Line	828	36
	Interparfums SA	460	35
	Carmila SA	2,200	35
*	Eramet SA	398	29
*,3	Elior Group SA	3,703	29
*,3	X-Fab Silicon Foundries SE	2,926	28
*	Akka Technologies	864	24
*	Voltalia SA (Registered)	863	24
	Vicat SA	393	21
*	Lisi SA	498	18
	Robertet SA	14	17
	Jacquet Metals SACA	618	16
	Albioma SA	356	16

		Shares	Market Value ($000)
	Pharmagest Interactive	145	16
	LISI	376	13
*	Rallye SA	1,426	12
	Vilmorin & Cie SA	169	12
*	Albioma SA - French Loyalty 2022 Line	187	8
*	Beneteau SA	430	7
*,3	SMCP SA	262	2
			102,155
Germany (5.6%)
	SAP SE	104,126	14,419
	Allianz SE (Registered)	36,611	9,723
	Daimler AG (Registered)	77,675	7,247
	Deutsche Post AG (Registered)	98,585	6,697
	adidas AG	18,009	6,568
	Bayer AG (Registered)	91,676	5,844
	Infineon Technologies AG	120,515	4,873
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	12,752	3,671
	Vonovia SE	52,826	3,316
*	Deutsche Bank AG (Registered)	192,118	2,895
	Deutsche Boerse AG	16,701	2,731
	Bayerische Motoren Werke AG Preference Shares	28,900	2,636
	Merck KGaA	14,595	2,624
	Fresenius SE & Co. KGaA	40,231	2,187
	Henkel AG & Co. KGaA	21,704	2,153
*,3	Delivery Hero SE	14,885	2,014
	Symrise AG Class A	14,793	1,968
	Brenntag SE	20,940	1,967
*,3	Zalando SE	18,360	1,961
	Deutsche Wohnen SE	30,624	1,950
	Sartorius AG Preference Shares	3,714	1,843
	Fresenius Medical Care AG & Co. KGaA	22,282	1,785
	HeidelbergCement AG	19,336	1,767
	Continental AG	10,734	1,592
	Puma SE	12,560	1,436
[3]	Covestro AG	20,490	1,431
	Beiersdorf AG	11,968	1,419
	LEG Immobilien SE	9,183	1,351
*	HelloFresh SE	14,473	1,309
[3]	Scout24 AG	14,036	1,142
	KION Group AG	10,593	1,126
	Hannover Rueck SE	6,232	1,091
*	QIAGEN NV	21,887	1,085
	LANXESS AG	14,396	1,076
	GEA Group AG	24,354	1,060
*	Siemens Energy AG	31,638	1,007
*	Commerzbank AG	121,143	977
	Aroundtown SA	98,440	830
	FUCHS PETROLUB SE	19,014	802
[3]	Siemens Healthineers AG	13,958	786
	Bayerische Motoren Werke AG	7,211	766
	HUGO BOSS AG	13,038	740
*	ProSiebenSat.1 Media SE	32,176	722
*,3	TeamViewer AG	15,313	600
*	Evotec SE	13,005	573
	Knorr-Bremse AG	4,234	526
*	Dialog Semiconductor plc	6,241	495

		Shares	Market Value ($000)
	K+S AG (Registered)	34,546	477
*	MorphoSys AG	4,934	434
	Carl Zeiss Meditec AG	2,087	386
*	OSRAM Licht AG	5,467	349
	Henkel AG & Co. KGaA Preference Shares	2,750	317
*	Bechtle AG	1,632	316
	United Internet AG (Registered)	7,395	308
	Evonik Industries AG	6,980	251
*	CTS Eventim AG & Co. KGaA	3,650	251
[1]	Siltronic AG	1,459	248
*	Deutsche Lufthansa AG (Registered)	18,626	242
	Nemetschek SE	3,240	241
*	Freenet AG	8,252	228
	AIXTRON SE	10,785	220
	Encavis AG	10,945	203
	Aurubis AG	1,950	183
	TAG Immobilien AG	5,599	176
	Jungheinrich AG Preference Shares	3,131	162
*	Hypoport SE	289	162
*	Fraport AG Frankfurt Airport Services Worldwide	2,244	156
	Gerresheimer AG	1,351	149
	alstria office REIT-AG	8,080	148
	Rational AG	161	146
*,3	ADLER Group SA	4,441	138
[3]	Befesa SA	1,873	134
*	zooplus AG	446	129
	Stabilus SA	1,460	124
*	Hella GmbH & Co. KGaA	1,717	119
	CANCOM SE	1,946	116
	CompuGroup Medical SE & Co. KGaA	1,313	108
	Software AG	2,419	107
	Duerr AG	2,463	101
	1&1 Drillisch AG	3,146	100
	Dermapharm Holding SE	1,167	100
	Wacker Chemie AG	587	99
	Grand City Properties SA	3,444	98
	METRO AG	7,487	97
*,3	Shop Apotheke Europe NV	513	96
	Stroeer SE & Co. KGaA	1,124	93
*	Nordex SE	4,018	92
	VERBIO Vereinigte BioEnergie AG	1,679	92
	Aareal Bank AG	3,603	91
	RTL Group SA	1,505	90
	Norma Group SE	1,475	85
[1]	GRENKE AG	1,750	82
*	CECONOMY AG	12,329	69
	Suedzucker AG	4,134	69
[3]	DWS Group GmbH & Co. KGaA	1,444	69
	Telefonica Deutschland Holding AG	24,368	67
*	S&T AG	2,569	64
[3]	Deutsche Pfandbriefbank AG	5,268	62
*	Deutsche EuroShop AG	2,584	61
	Siltronic AG	348	61
*	Fielmann AG	747	60
*	Salzgitter AG	1,779	58
*	Kloeckner & Co. SE	4,052	56
	Krones AG	560	53

		Shares	Market Value ($000)
	STRATEC SE	359	52
	Pfeiffer Vacuum Technology AG	249	49
	Traton SE	1,482	49
	PATRIZIA AG	1,664	48
*	Deutz AG	5,356	45
	Talanx AG	1,046	44
	Hornbach Holding AG & Co. KGaA	361	40
	IP Group plc	21,027	37
	Deutsche Beteiligungs AG	832	36
	BayWa AG	684	33
	CropEnergies AG	2,396	32
	Atoss Software AG	153	32
	New Work SE	100	29
*	SMA Solar Technology AG	505	28
*	ElringKlinger AG	1,438	27
	Washtec AG	418	27
	DIC Asset AG	1,490	27
	Secunet Security Networks AG	59	27
	Takkt AG	1,500	25
	Draegerwerk AG & Co. KGaA Preference Shares	235	22
	Schaeffler AG Preference Shares	2,248	21
	Wacker Neuson SE	574	17
	KWS Saat SE & Co. KGaA	157	15
	Hornbach Baumarkt AG	308	15
*	Koenig & Bauer AG	378	13
*	Corestate Capital Holding SA	693	11
	FUCHS PETROLUB SE Preference Shares	203	10
	Draegerwerk AG & Co. KGaA	110	10
			126,395
Greece (0.1%)
*	Eurobank Ergasias Services & Holdings SA	509,633	477
	Hellenic Telecommunications Organization SA	15,948	284
*	Alpha Services & Holdings SA	171,390	225
	JUMBO SA	7,191	138
*	National Bank of Greece SA	40,886	123
*	Fourlis Holdings SA	16,125	85
*	Piraeus Financial Holdings SA	40,067	73
	Holding Co. ADMIE IPTO SA	12,993	43
	Terna Energy SA	2,372	34
	Sarantis SA	2,845	31
	Hellenic Exchanges - Athens Stock Exchange SA	5,888	30
	Viohalco SA	4,507	25
	Athens Water Supply & Sewage Co. SA	1,579	17
*	GEK Terna Holding Real Estate Construction SA	1,145	13
*	Ellaktor SA	4,982	9
*	LAMDA Development SA	930	8
*	Aegean Airlines SA	945	6
*	Aegean Airlines SA Rights Exp. 06/09/2021	945	1
			1,622
Hong Kong (2.3%)
	AIA Group Ltd.	1,117,400	14,257
	Hong Kong Exchanges & Clearing Ltd.	121,500	7,477
	Techtronic Industries Co. Ltd.	133,500	2,513
	Sun Hung Kai Properties Ltd.	146,000	2,280
	Link REIT	188,700	1,820
	CK Asset Holdings Ltd.	265,000	1,804

		Shares	Market Value ($000)
	Hang Seng Bank Ltd.	78,900	1,682
	BOC Hong Kong Holdings Ltd.	427,500	1,577
	New World Development Co. Ltd.	227,750	1,238
	Lenovo Group Ltd.	896,000	1,080
	Sino Land Co. Ltd.	586,000	935
[3]	WH Group Ltd.	1,038,000	895
	Power Assets Holdings Ltd.	125,500	787
	Wharf Holdings Ltd.	228,000	786
	Hang Lung Properties Ltd.	289,000	747
	Hysan Development Co. Ltd.	181,000	716
	AAC Technologies Holdings Inc.	112,500	681
	Wharf Real Estate Investment Co. Ltd.	106,000	642
	PCCW Ltd.	911,590	504
	ASM Pacific Technology Ltd.	37,800	499
	Swire Properties Ltd.	151,000	455
	SITC International Holdings Co. Ltd.	121,000	427
	Bank of East Asia Ltd.	193,400	396
	MTR Corp. Ltd.	69,000	391
	NWS Holdings Ltd.	296,000	336
	Hongkong Land Holdings Ltd.	60,900	298
	Microport Scientific Corp.	37,000	289
	Man Wah Holdings Ltd.	124,000	279
*	MMG Ltd.	416,000	253
	Tingyi Cayman Islands Holding Corp.	124,000	236
*	PRADA SpA	34,500	236
	IGG Inc.	156,000	232
*,3	Samsonite International SA	112,800	214
*	HengTen Networks Group Ltd.	204,000	207
	Chow Tai Fook Jewellery Group Ltd.	109,400	205
	Minth Group Ltd.	48,000	203
	Vitasoy International Holdings Ltd.	50,000	194
	Swire Pacific Ltd. Class B	155,000	191
*	Hong Kong Television Network Ltd.	139,000	168
	Canvest Environmental Protection Group Co. Ltd.	273,000	143
	Henderson Land Development Co. Ltd.	28,400	137
	CK Infrastructure Holdings Ltd.	21,000	134
*,3	Razer Inc.	361,000	119
	Kerry Logistics Network Ltd.	39,500	118
	Yue Yuen Industrial Holdings Ltd.	38,000	99
*	Sun Art Retail Group Ltd.	122,000	93
	L'Occitane International SA	25,750	86
	VTech Holdings Ltd.	8,200	85
	Lee & Man Paper Manufacturing Ltd.	85,000	77
	Swire Pacific Ltd. Class A	9,500	74
	Uni-President China Holdings Ltd.	66,000	72
	Nexteer Automotive Group Ltd.	57,000	72
[3]	BOC Aviation Ltd.	8,000	72
	Dairy Farm International Holdings Ltd.	13,900	61
*	Pacific Basin Shipping Ltd.	157,000	59
	Luk Fook Holdings International Ltd.	18,000	50
	Hang Lung Group Ltd.	19,000	47
*	Pou Sheng International Holdings Ltd.	186,000	47
	HKBN Ltd.	34,000	46
	First Pacific Co. Ltd.	126,000	44
	Vinda International Holdings Ltd.	14,000	44
	Johnson Electric Holdings Ltd.	16,000	43
	Value Partners Group Ltd.	62,000	42

		Shares	Market Value ($000)
	Prosperity REIT	113,000	41
	Fortune REIT	36,000	39
*	China Travel International Investment Hong Kong Ltd.	228,000	38
*,3	Xiabuxiabu Catering Management China Holdings Co. Ltd.	31,500	37
	Kerry Properties Ltd.	10,500	36
	Texhong Textile Group Ltd.	23,000	36
*	Glory Sun Financial Group Ltd.	1,128,000	35
	SUNeVision Holdings Ltd.	33,000	34
	Haitong International Securities Group Ltd.	101,000	31
	Cafe de Coral Holdings Ltd.	14,000	30
*	Towngas China Co. Ltd.	45,000	30
	Champion REIT	50,000	29
*	Cathay Pacific Airways Ltd.	26,181	23
	United Laboratories International Holdings Ltd.	24,000	22
	Lee's Pharmaceutical Holdings Ltd.	36,000	22
	VSTECS Holdings Ltd.	20,000	20
*,3	FIT Hon Teng Ltd.	68,000	19
*	Stella International Holdings Ltd.	15,500	19
	Shui On Land Ltd.	108,500	18
[3]	Crystal International Group Ltd.	41,000	18
*	Truly International Holdings Ltd.	80,000	17
	Singamas Container Holdings Ltd.	186,000	16
	Sunlight REIT	28,000	16
	CMBC Capital Holdings Ltd.	1,250,000	16
*	China LNG Group Ltd.	276,000	16
[3]	IMAX China Holding Inc.	9,500	16
	C-Mer Eye Care Holdings Ltd.	20,000	16
	Asia Cement China Holdings Corp.	15,000	14
*	FIH Mobile Ltd.	91,000	14
*	Apollo Future Mobility Group Ltd.	240,000	14
	K Wah International Holdings Ltd.	26,000	13
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	7,000	13
*	Digital Domain Holdings Ltd.	1,460,000	13
	Giordano International Ltd.	48,000	11
*	GCL New Energy Holdings Ltd.	284,000	9
*	Esprit Holdings Ltd.	79,050	8
[3]	VPower Group International Holdings Ltd.	24,000	6
	Guotai Junan International Holdings Ltd.	25,000	5
	CITIC Telecom International Holdings Ltd.	12,000	4
*	Sa Sa International Holdings Ltd.	14,000	3
*	Lifestyle International Holdings Ltd.	3,000	2
*,2	MH Development Ltd.	6,000	1
			50,814
Hungary (0.1%)
*	OTP Bank Nyrt.	26,201	1,438
	Richter Gedeon Nyrt.	26,599	743
			2,181
India (2.9%)
	Infosys Ltd.	330,726	6,402
	Housing Development Finance Corp. Ltd.	159,837	5,597
	Hindustan Unilever Ltd.	77,525	2,482
*	Axis Bank Ltd.	207,940	2,120
*	Bajaj Finance Ltd.	19,744	1,526
	Asian Paints Ltd.	37,001	1,501
	Bharti Airtel Ltd.	199,634	1,441

		Shares	Market Value ($000)
	HCL Technologies Ltd.	100,146	1,301
*	ICICI Bank Ltd.	132,397	1,178
	Maruti Suzuki India Ltd.	10,669	1,025
	UltraTech Cement Ltd.	11,261	1,025
*	State Bank of India	158,591	923
	Wipro Ltd.	118,444	879
	Sun Pharmaceutical Industries Ltd.	94,384	872
	Titan Co. Ltd.	32,890	715
	Grasim Industries Ltd.	32,696	661
	Nestle India Ltd.	2,560	618
*	Adani Green Energy Ltd.	34,914	596
*	Divi's Laboratories Ltd.	10,425	593
	Power Grid Corp. of India Ltd.	183,199	570
	Dr Reddy's Laboratories Ltd.	7,922	567
*	Bajaj Finserv Ltd.	3,402	549
*,3	Avenue Supermarts Ltd.	13,143	548
	UPL Ltd.	47,510	531
*,3	HDFC Life Insurance Co. Ltd.	52,969	489
*	Jubilant Foodworks Ltd.	10,822	466
	Hero MotoCorp Ltd.	11,012	454
*	Cipla Ltd.	34,897	450
[3]	SBI Life Insurance Co. Ltd.	31,137	419
*	Info Edge India Ltd.	6,616	407
	Tata Consumer Products Ltd.	43,247	391
[3]	ICICI Lombard General Insurance Co. Ltd.	18,619	381
	Britannia Industries Ltd.	8,034	379
*	Godrej Consumer Products Ltd.	32,325	377
*	Shree Cement Ltd.	946	361
	Indus Towers Ltd.	107,841	360
*	Eicher Motors Ltd.	9,259	337
	Apollo Hospitals Enterprise Ltd.	7,660	333
*	Bajaj Auto Ltd.	5,693	330
	Shriram Transport Finance Co. Ltd.	16,157	324
*	Motherson Sumi Systems Ltd.	99,807	323
*,3	Bandhan Bank Ltd.	70,891	296
	Aurobindo Pharma Ltd.	19,465	274
[3]	HDFC Asset Management Co. Ltd.	6,633	272
	Lupin Ltd.	16,087	268
*	Max Financial Services Ltd.	20,719	267
*	Pidilite Industries Ltd.	9,021	256
	Dabur India Ltd.	34,755	254
	Marico Ltd.	38,099	248
	Avanti Feeds Ltd.	31,033	247
*,3	InterGlobe Aviation Ltd.	9,888	242
	Indraprastha Gas Ltd.	33,776	239
	Havells India Ltd.	16,921	238
	Cholamandalam Investment & Finance Co. Ltd.	30,230	227
	Piramal Enterprises Ltd.	8,883	219
	Ambuja Cements Ltd.	48,293	217
[3]	Laurus Labs Ltd.	29,975	216
	PI Industries Ltd.	5,844	210
*	Atul Ltd.	1,769	208
*,3	ICICI Prudential Life Insurance Co. Ltd.	27,429	207
	Voltas Ltd.	14,962	206
	Mphasis Ltd.	7,527	201
	Page Industries Ltd.	457	198
	Persistent Systems Ltd.	5,774	198
	LIC Housing Finance Ltd.	31,153	196

		Shares	Market Value ($000)
	Sundaram Finance Ltd.	5,684	196
	Colgate-Palmolive India Ltd.	8,243	195
	Balkrishna Industries Ltd.	6,406	194
	Petronet LNG Ltd.	56,769	189
	Crompton Greaves Consumer Electricals Ltd.	34,498	187
	Zee Entertainment Enterprises Ltd.	63,277	185
*	IDFC First Bank Ltd.	223,854	182
	Supreme Industries Ltd.	5,856	181
*,3	AU Small Finance Bank Ltd.	13,139	180
	Berger Paints India Ltd.	16,250	180
*	Biocon Ltd.	32,540	171
	PTC India Ltd.	138,476	171
	Astral Ltd.	6,601	171
*	Deepak Nitrite Ltd.	6,819	169
	SRF Ltd.	1,860	167
	Kaveri Seed Co. Ltd.	15,808	163
	DLF Ltd.	40,778	161
*	APL Apollo Tubes Ltd.	9,025	161
	Tata Communications Ltd.	11,090	160
*	Federal Bank Ltd.	130,813	160
	Container Corp. of India Ltd.	17,332	159
	NMDC Ltd.	61,961	153
	Tata Elxsi Ltd.	3,033	152
*	Cholamandalam Financial Holdings Ltd.	16,938	150
	Ipca Laboratories Ltd.	5,231	146
	Emami Ltd.	20,603	143
	Muthoot Finance Ltd.	8,070	141
*	Zydus Wellness Ltd.	4,760	138
	ACC Ltd.	4,961	136
*	Aavas Financiers Ltd.	4,251	135
	Manappuram Finance Ltd.	62,175	134
	Glenmark Pharmaceuticals Ltd.	15,733	132
	Aarti Industries Ltd.	5,785	132
*	Cadila Healthcare Ltd.	15,404	132
	Torrent Power Ltd.	22,196	131
*	V-Mart Retail Ltd.	3,532	131
	Gujarat Gas Ltd.	18,444	130
[3]	Dr Lal PathLabs Ltd.	3,363	130
	Kajaria Ceramics Ltd.	9,783	129
	Navin Fluorine International Ltd.	2,912	129
*	Fortis Healthcare Ltd.	40,443	128
[3]	ICICI Securities Ltd.	15,669	128
*,3	Syngene International Ltd.	15,714	127
	Tube Investments of India Ltd.	7,868	125
	Ramco Cements Ltd.	9,327	124
	REC Ltd.	60,872	123
	Bombay Burmah Trading Co.	6,870	122
*	KEC International Ltd.	21,337	122
*	Dalmia Bharat Ltd.	4,894	120
*	JK Cement Ltd.	3,107	120
	Can Fin Homes Ltd.	16,172	118
	Indian Hotels Co. Ltd.	63,031	116
	Bata India Ltd.	5,396	115
	IIFL Finance Ltd.	32,536	114
*	Mahindra & Mahindra Financial Services Ltd.	51,729	114
*	City Union Bank Ltd.	47,368	113
*	AIA Engineering Ltd.	4,204	113
*	Redington India Ltd.	37,368	113

		Shares	Market Value ($000)
*	Godrej Properties Ltd.	6,055	113
*	Oberoi Realty Ltd.	13,830	112
*	EIH Ltd.	72,824	111
	Birlasoft Ltd.	25,006	111
	Rallis India Ltd.	25,921	111
	Motilal Oswal Financial Services Ltd.	9,857	110
*	Prestige Estates Projects Ltd.	29,316	110
	Schaeffler India Ltd.	1,506	110
	Coforge Ltd.	2,208	108
	Bosch Ltd.	516	107
	Escorts Ltd.	6,614	106
[3]	Godrej Agrovet Ltd.	13,841	106
*	Bajaj Holdings & Investment Ltd.	2,162	105
*	Jubilant Pharmova Ltd.	8,597	104
	Sundram Fasteners Ltd.	9,404	103
	Varun Beverages Ltd.	7,349	102
	Tata Chemicals Ltd.	10,195	100
	Torrent Pharmaceuticals Ltd.	2,644	99
	Natco Pharma Ltd.	6,742	99
[3]	Nippon Life India Asset Management Ltd.	20,660	99
	Balrampur Chini Mills Ltd.	24,035	98
	Mahanagar Gas Ltd.	5,998	97
[3]	Eris Lifesciences Ltd.	9,880	96
*	IDFC Ltd.	121,682	95
*	Graphite India Ltd.	9,300	95
	Sonata Software Ltd.	10,220	95
	Indiabulls Housing Finance Ltd.	30,616	94
	GlaxoSmithKline Pharmaceuticals Ltd.	4,423	93
	Rajesh Exports Ltd.	12,961	93
*	EID Parry India Ltd.	15,993	92
	TVS Motor Co. Ltd.	10,609	91
	Gateway Distriparks Ltd.	21,953	91
	Kansai Nerolac Paints Ltd.	11,478	91
	CRISIL Ltd.	3,429	91
*,3	IndiaMart InterMesh Ltd.	886	91
*	CreditAccess Grameen Ltd.	10,221	91
*	Karnataka Bank Ltd.	101,832	90
*	Vodafone Idea Ltd.	750,820	90
	Gujarat Pipavav Port Ltd.	61,532	90
*,3	RBL Bank Ltd.	30,184	90
	eClerx Services Ltd.	5,231	89
	Vaibhav Global Ltd.	7,580	89
	Oracle Financial Services Software Ltd.	1,803	88
	Gillette India Ltd.	1,126	87
*	Phoenix Mills Ltd.	8,280	87
	Sobha Ltd.	13,259	87
[3]	Metropolis Healthcare Ltd.	2,510	87
*	Sun Pharma Advanced Research Co. Ltd.	28,046	86
	Coromandel International Ltd.	7,576	85
	JB Chemicals & Pharmaceuticals Ltd.	4,295	85
	Pfizer Ltd.	1,177	83
	Exide Industries Ltd.	31,270	83
	Power Finance Corp. Ltd.	49,820	83
*,3	PNB Housing Finance Ltd.	13,620	82
	Castrol India Ltd.	44,309	82
*	Karur Vysya Bank Ltd.	102,986	82
*	Just Dial Ltd.	6,393	81
	Vinati Organics Ltd.	3,284	81

		Shares	Market Value ($000)
	Amara Raja Batteries Ltd.	7,834	80
	Bayer CropScience Ltd.	1,083	79
	Alkem Laboratories Ltd.	1,926	79
*	Westlife Development Ltd.	11,759	78
*	Apollo Tyres Ltd.	24,981	77
*	Blue Star Ltd.	6,773	77
	Akzo Nobel India Ltd.	2,389	75
	JM Financial Ltd.	61,225	74
*	South Indian Bank Ltd.	522,267	74
*	Indian Bank	37,677	74
	NHPC Ltd.	206,627	74
[3]	Quess Corp. Ltd.	7,804	74
*	Brigade Enterprises Ltd.	20,190	74
[3]	Indian Energy Exchange Ltd.	14,790	74
	Finolex Cables Ltd.	11,702	73
	IRB Infrastructure Developers Ltd.	49,171	72
*	Bank of Baroda	62,678	72
	Minda Industries Ltd.	9,005	72
	National Aluminium Co. Ltd.	70,702	70
	NCC Ltd.	61,337	70
*,3	Endurance Technologies Ltd.	3,406	70
*	DCB Bank Ltd.	48,318	69
	EPL Ltd.	21,442	67
	Hindustan Zinc Ltd.	14,556	66
*	CG Power & Industrial Solutions Ltd.	54,187	66
	DCM Shriram Ltd.	6,943	66
	Aegis Logistics Ltd.	14,181	66
	Sterlite Technologies Ltd.	18,935	65
	AstraZeneca Pharma India Ltd.	1,243	65
	Granules India Ltd.	14,837	65
	Zensar Technologies Ltd.	16,284	65
*	Thermax Ltd.	3,199	64
*	Godrej Industries Ltd.	8,746	64
	Multi Commodity Exchange of India Ltd.	2,976	64
	Care Ratings Ltd.	8,072	64
	Strides Pharma Science Ltd.	5,749	63
*	Dhani Services Ltd.	26,413	63
	Firstsource Solutions Ltd.	31,927	62
*	KRBL Ltd.	20,792	61
*	TeamLease Services Ltd.	1,237	61
*	Aditya Birla Capital Ltd.	35,901	61
	India Cements Ltd.	23,758	60
*	PVR Ltd.	3,320	60
	Welspun India Ltd.	48,412	60
*	Aditya Birla Fashion & Retail Ltd.	22,321	59
	Chambal Fertilizers & Chemicals Ltd.	14,713	58
	Welspun Corp. Ltd.	28,252	58
	Ajanta Pharma Ltd.	2,128	58
	Equitas Holdings Ltd.	44,828	57
*	Narayana Hrudayalaya Ltd.	9,520	57
	Bajaj Consumer Care Ltd.	14,146	56
*,3	General Insurance Corp. of India	20,787	55
	Jindal Saw Ltd.	39,281	54
	Whirlpool of India Ltd.	1,705	51
*	V-Guard Industries Ltd.	13,586	51
*	Bank of India	46,426	50
*	Ceat Ltd.	2,725	50
	Edelweiss Financial Services Ltd.	54,929	49

		Shares	Market Value ($000)
	NBCC India Ltd.	72,697	49
*	Canara Bank	21,499	48
	Orient Electric Ltd.	11,571	48
	Century Textiles & Industries Ltd.	6,847	47
*	Union Bank of India	93,939	44
*	Alembic Pharmaceuticals Ltd.	3,264	42
	Rain Industries Ltd.	16,752	41
*	TV18 Broadcast Ltd.	69,725	41
*	HEG Ltd.	1,338	40
	Vakrangee Ltd.	71,288	40
*	Suzlon Energy Ltd.	498,526	39
*	Polycab India Ltd.	1,680	39
	TTK Prestige Ltd.	317	38
[3]	Dilip Buildcon Ltd.	5,118	38
*	Mahindra CIE Automotive Ltd.	13,997	37
*	Future Consumer Ltd.	338,766	32
*	Punjab National Bank	55,410	32
*	Indiabulls Real Estate Ltd.	20,012	27
*	IFCI Ltd.	159,540	26
*	Raymond Ltd.	4,638	24
*	Future Retail Ltd.	35,224	22
	Symphony Ltd.	1,144	17
*	WABCO India Ltd.	151	14
*	Yes Bank Ltd.	54,048	10
			64,980
Indonesia (0.4%)
	Bank Central Asia Tbk. PT	905,800	2,009
	Bank Rakyat Indonesia Persero Tbk. PT	5,486,500	1,563
	Telkom Indonesia Persero Tbk. PT	5,491,800	1,259
	Bank Mandiri Persero Tbk. PT	2,143,000	869
	Charoen Pokphand Indonesia Tbk. PT	934,500	438
	Bank Negara Indonesia Persero Tbk. PT	1,198,100	436
	Unilever Indonesia Tbk. PT	327,000	132
	Tower Bersama Infrastructure Tbk. PT	784,100	131
	Sarana Menara Nusantara Tbk. PT	1,558,700	128
	Indofood Sukses Makmur Tbk. PT	280,800	122
	Kalbe Farma Tbk. PT	1,128,900	114
	Indah Kiat Pulp & Paper Tbk. PT	180,600	106
	Barito Pacific Tbk. PT	1,573,900	98
	Indofood CBP Sukses Makmur Tbk. PT	132,300	75
	Ciputra Development Tbk. PT	966,100	72
	Japfa Comfeed Indonesia Tbk. PT	445,900	63
	Indocement Tunggal Prakarsa Tbk. PT	64,900	54
*	Summarecon Agung Tbk. PT	747,100	47
*	Bumi Serpong Damai Tbk. PT	586,000	46
*	Pakuwon Jati Tbk. PT	1,250,600	44
*	Surya Citra Media Tbk. PT	386,600	43
	Ace Hardware Indonesia Tbk. PT	398,200	42
	XL Axiata Tbk. PT	228,900	38
*	Indosat Tbk. PT	85,600	37
*	Mitra Adiperkasa Tbk. PT	706,400	34
	Wijaya Karya Persero Tbk. PT	377,800	32
*	Bank Tabungan Negara Persero Tbk. PT	258,100	29
*	Kresna Graha Investama Tbk. PT	3,006,900	28
	Bank BTPN Syariah Tbk. PT	145,900	27
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	269,900	26
	Waskita Karya Persero Tbk. PT	346,900	25

		Shares	Market Value ($000)
	Jasa Marga Persero Tbk. PT	85,400	23
*	Bank Syariah Indonesia Tbk. PT	153,900	20
	Ramayana Lestari Sentosa Tbk. PT	421,800	19
*	Krakatau Steel Persero Tbk. PT	423,700	18
	PP Persero Tbk. PT	217,800	17
	Adhi Karya Persero Tbk. PT	219,100	15
*	Smartfren Telecom Tbk. PT	2,394,600	15
	Astra Agro Lestari Tbk. PT	20,000	12
*	Matahari Department Store Tbk. PT	71,000	9
*	Media Nusantara Citra Tbk. PT	131,500	9
*	Surya Semesta Internusa Tbk. PT	209,500	6
*	Panin Financial Tbk. PT	334,700	4
*	Global Mediacom Tbk. PT	94,100	2
*,2	Trada Alam Minera Tbk. PT	477,100	2
*	Smartfren Telecom Tbk. PT Rights	46,050	—
			8,338
Ireland (0.2%)
	Kerry Group plc Class A	14,310	1,936
	Kingspan Group plc	13,737	1,306
*	Bank of Ireland Group plc	61,083	396
	Kingspan Group plc	2,173	207
	Glanbia plc	9,689	161
*	AIB Group plc	42,550	142
*	Dalata Hotel Group plc	9,778	52
	Hibernia REIT plc	24,706	36
*	Irish Continental Group plc	4,398	24
*	Cairn Homes plc	15,088	20
			4,280
Israel (0.4%)
*	Nice Ltd.	7,099	1,580
*	Bank Leumi Le-Israel BM	141,002	1,132
*	Bank Hapoalim BM	123,705	1,085
*	Israel Discount Bank Ltd. Class A	189,280	970
	ICL Group Ltd.	93,180	662
*	Mizrahi Tefahot Bank Ltd.	8,571	259
*	Tower Semiconductor Ltd.	7,096	196
*	Nova Measuring Instruments Ltd.	1,890	186
*	Bezeq The Israeli Telecommunication Corp. Ltd.	145,144	162
	Azrieli Group Ltd.	1,904	145
	Reit 1 Ltd.	22,635	122
	Mivne Real Estate KD Ltd.	39,070	117
*	Shikun & Binui Ltd.	13,816	93
	Harel Insurance Investments & Financial Services Ltd.	7,808	83
*	Enlight Renewable Energy Ltd.	34,426	72
	Maytronics Ltd.	3,657	71
*	Clal Insurance Enterprises Holdings Ltd.	3,453	67
	Strauss Group Ltd.	2,397	67
	Matrix IT Ltd.	2,289	58
	Fox Wizel Ltd.	493	57
	Electra Ltd.	99	55
*	Allot Ltd.	2,773	52
	Hilan Ltd.	975	49
	Shufersal Ltd.	5,758	49
	Shapir Engineering & Industry Ltd.	6,114	48
	Menora Mivtachim Holdings Ltd.	2,250	47
*	Big Shopping Centers Ltd.	378	46

		Shares	Market Value ($000)
	Sella Capital Real Estate Ltd.	16,767	46
*	Compugen Ltd.	5,849	46
	AudioCodes Ltd.	1,328	43
	Kenon Holdings Ltd.	1,215	43
*	FIBI Holdings Ltd.	1,143	42
	Energix-Renewable Energies Ltd.	10,379	40
*	Partner Communications Co. Ltd.	8,126	39
	Gazit-Globe Ltd.	5,007	38
	Sapiens International Corp. NV	1,302	37
*	Summit Real Estate Holdings Ltd.	2,336	37
	Formula Systems 1985 Ltd.	398	35
*	Cellcom Israel Ltd.	8,441	33
*	AFI Properties Ltd.	587	26
	Mega Or Holdings Ltd.	623	21
	Delta Galil Industries Ltd.	578	20
	IDI Insurance Co. Ltd.	493	19
	Bayside Land Corp. Ltd.	1,900	18
	Gilat Satellite Networks Ltd.	1,841	18
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	260	17
*	Kamada Ltd.	1,526	9
			8,157
Italy (1.4%)
	Intesa Sanpaolo SpA	1,457,744	4,280
	Ferrari NV	12,919	2,724
	UniCredit SpA	206,948	2,645
	Assicurazioni Generali SpA	108,584	2,230
	Stellantis NV	108,022	2,118
	Moncler SpA	25,337	1,790
	Terna SpA	194,317	1,485
	Stellantis NV	73,590	1,440
*	FinecoBank Banca Fineco SpA	77,221	1,286
*	Mediobanca Banca di Credito Finanziario SpA	103,556	1,233
	Telecom Italia SpA (Bearer)	1,726,305	986
*,3	Nexi SpA	45,696	927
	Interpump Group SpA	10,099	567
*	Biesse SpA	15,200	563
	DiaSorin SpA	2,639	464
*	ASTM SpA	12,380	421
	Amplifon SpA	7,558	355
	Recordati Industria Chimica e Farmaceutica SpA	6,004	335
[3]	Poste Italiane SpA	23,237	326
	Banco BPM SpA	88,998	315
	Reply SpA	1,415	229
[3]	Infrastrutture Wireless Italiane SpA	18,074	202
	ERG SpA	6,125	187
*	Cerved Group SpA	15,333	182
	Azimut Holding SpA	6,210	153
	Unipol Gruppo SpA	26,897	149
	Gruppo MutuiOnline SpA	2,906	148
	Banca Popolare di Sondrio SCPA	29,804	146
	Italgas SpA	22,082	146
	BPER Banca	58,188	144
	De' Longhi SpA	2,882	128
*,3	Pirelli & C SpA	21,349	126
	Buzzi Unicem SpA	4,390	124
*,3	doValue SpA	9,811	122

		Shares	Market Value ($000)
	Hera SpA	28,212	120
	Banca Mediolanum SpA	11,580	112
	DeA Capital SpA	66,426	109
[3]	Carel Industries SpA	3,847	108
[3]	Technogym SpA	8,024	102
*	Banca Generali SpA	2,385	96
	Webuild SpA	39,750	94
[3]	BFF Bank SpA	10,031	94
*	Tinexta Spa	2,749	93
*	Brunello Cucinelli SpA	1,493	89
	Brembo SpA	6,867	89
*	Salvatore Ferragamo SpA	3,482	82
*	Societa Cattolica Di Assicurazione SpA	10,832	80
[3]	Anima Holding SpA	13,911	73
	Iren SpA	20,803	67
	A2A SpA	29,717	62
*	Sesa SpA	390	61
	Tamburi Investment Partners SpA	6,237	59
*	Autogrill SpA	6,382	55
	Falck Renewables SpA	6,577	44
	UnipolSai Assicurazioni SpA	14,275	43
	Maire Tecnimont SpA	11,904	43
	Credito Emiliano SpA	6,294	41
*,3	Enav SpA	8,501	39
	Telecom Italia SpA (Registered)	67,343	36
*	MARR SpA	1,358	34
*	CIR SpA-Compagnie Industriali	48,772	30
	Danieli & C Officine Meccaniche SpA	1,043	27
	Immobiliare Grande Distribuzione SIIQ SpA	5,375	27
	Danieli & C Officine Meccaniche SpA Saving Shares	1,406	26
	Italmobiliare SpA	736	26
	Piaggio & C SpA	6,297	25
*	Tod's SpA	393	23
	Zignago Vetro SpA	1,065	22
[3]	RAI Way SpA	3,084	19
*	Arnoldo Mondadori Editore SpA	9,116	19
*	Banca Monte dei Paschi di Siena SpA	11,008	17
	Datalogic SpA	593	15
	Rizzoli Corriere Della Sera Mediagroup SpA	10,593	9
*	Juventus Football Club SpA	8,956	8
	Banca IFIS SpA	199	3
	SOL SpA	169	3
*	Brembo SpA Rights Exp. 06/25/2021	6,867	—
			30,900
Japan (16.6%)
	Toyota Motor Corp.	229,400	19,038
	Sony Group Corp.	118,900	11,689
	SoftBank Group Corp.	132,300	9,951
	Keyence Corp.	15,700	7,761
	Recruit Holdings Co. Ltd.	128,949	6,609
	Mitsubishi UFJ Financial Group Inc.	1,116,900	6,320
	Shin-Etsu Chemical Co. Ltd.	35,500	6,150
	Nintendo Co. Ltd.	9,100	5,635
	Nidec Corp.	48,500	5,561
	Tokyo Electron Ltd.	12,600	5,528
	KDDI Corp.	160,000	5,454
	Takeda Pharmaceutical Co. Ltd.	152,957	5,227

	Shares	Market Value ($000)
Honda Motor Co. Ltd.	161,100	5,035
Murata Manufacturing Co. Ltd.	59,300	4,492
Hoya Corp.	33,500	4,402
Sumitomo Mitsui Financial Group Inc.	120,400	4,402
Daiichi Sankyo Co. Ltd.	184,400	4,232
FANUC Corp.	15,800	3,788
Mizuho Financial Group Inc.	241,720	3,745
Seven & i Holdings Co. Ltd.	83,800	3,688
Fujitsu Ltd.	22,000	3,589
Fast Retailing Co. Ltd.	4,200	3,415
SoftBank Corp.	256,643	3,291
Denso Corp.	48,100	3,283
Oriental Land Co. Ltd.	21,800	3,227
Kao Corp.	52,200	3,205
Nippon Telegraph & Telephone Corp.	118,000	3,148
M3 Inc.	45,700	3,070
Astellas Pharma Inc.	188,300	3,005
Tokio Marine Holdings Inc.	63,700	2,986
Kubota Corp.	121,600	2,797
Shiseido Co. Ltd.	38,200	2,760
SMC Corp.	4,500	2,707
Panasonic Corp.	224,900	2,554
Canon Inc.	105,600	2,519
Dai-ichi Life Holdings Inc.	119,200	2,494
Terumo Corp.	64,100	2,475
Chugai Pharmaceutical Co. Ltd.	63,900	2,418
Sysmex Corp.	23,200	2,406
Bridgestone Corp.	54,100	2,396
ORIX Corp.	134,800	2,381
Olympus Corp.	108,000	2,301
East Japan Railway Co.	32,500	2,299
Mitsui Fudosan Co. Ltd.	95,700	2,267
FUJIFILM Holdings Corp.	32,600	2,245
Aeon Co. Ltd.	82,300	2,222
Suzuki Motor Corp.	50,700	2,212
Advantest Corp.	23,900	2,098
Mitsubishi Estate Co. Ltd.	125,400	2,057
Central Japan Railway Co.	13,700	2,049
Kyocera Corp.	31,600	1,943
Secom Co. Ltd.	24,100	1,905
Omron Corp.	23,900	1,891
Daiwa House Industry Co. Ltd.	64,100	1,866
Eisai Co. Ltd.	27,800	1,865
Unicharm Corp.	46,200	1,834
Toyota Industries Corp.	21,100	1,826
Nomura Holdings Inc.	325,700	1,786
Bandai Namco Holdings Inc.	23,900	1,716
Nitto Denko Corp.	20,300	1,602
Shionogi & Co. Ltd.	30,700	1,569
Sumitomo Mitsui Trust Holdings Inc.	44,500	1,556
Sumitomo Electric Industries Ltd.	100,900	1,553
MINEBEA MITSUMI Inc.	55,600	1,519
Sumitomo Realty & Development Co. Ltd.	44,700	1,519
MS&AD Insurance Group Holdings Inc.	49,500	1,516
Sompo Holdings Inc.	37,600	1,513
Yaskawa Electric Corp.	31,100	1,473
Asahi Kasei Corp.	128,300	1,441
Japan Exchange Group Inc.	59,700	1,392

		Shares	Market Value ($000)
	NTT Data Corp.	85,700	1,386
	Ajinomoto Co. Inc.	59,600	1,385
	Shimano Inc.	6,000	1,366
	Yamaha Corp.	22,300	1,343
	West Japan Railway Co.	23,500	1,342
	Sekisui House Ltd.	63,200	1,330
	Daiwa Securities Group Inc.	225,800	1,306
	Yamato Holdings Co. Ltd.	47,200	1,290
	Ono Pharmaceutical Co. Ltd.	55,900	1,274
	Hamamatsu Photonics KK	20,700	1,266
	Z Holdings Corp.	262,000	1,250
	Mitsubishi Chemical Holdings Corp.	154,100	1,245
	Resona Holdings Inc.	288,450	1,241
	Nippon Paint Holdings Co. Ltd.	84,904	1,236
	Aisin Corp.	28,100	1,225
	Pan Pacific International Holdings Corp.	61,200	1,224
	NEC Corp.	26,000	1,215
	TOTO Ltd.	21,900	1,205
	Sumitomo Chemical Co. Ltd.	216,900	1,203
	Yakult Honsha Co. Ltd.	21,438	1,156
	Odakyu Electric Railway Co. Ltd.	43,600	1,146
	Lixil Corp.	42,200	1,144
	Shimadzu Corp.	31,500	1,118
	Nexon Co. Ltd.	44,600	1,058
	T&D Holdings Inc.	77,700	1,057
	Toray Industries Inc.	159,700	1,054
	Yamaha Motor Co. Ltd.	35,600	1,045
	Kyowa Kirin Co. Ltd.	34,000	1,034
	Kurita Water Industries Ltd.	21,700	1,028
	TDK Corp.	8,100	1,020
	SG Holdings Co. Ltd.	45,234	1,003
	Konami Holdings Corp.	15,300	987
	Dentsu Group Inc.	28,000	974
	Lasertec Corp.	5,500	969
	Sekisui Chemical Co. Ltd.	55,200	962
*	Kintetsu Group Holdings Co. Ltd.	26,700	946
	Mitsui Chemicals Inc.	27,500	930
	Toho Co. Ltd. (Tokyo)	22,300	930
	Brother Industries Ltd.	43,400	924
	Oji Holdings Corp.	152,600	914
	Azbil Corp.	22,600	913
	Taiyo Yuden Co. Ltd.	18,900	898
	Ricoh Co. Ltd.	74,600	889
	Dai Nippon Printing Co. Ltd.	40,600	880
*	Nissan Motor Co. Ltd.	174,400	877
	Hisamitsu Pharmaceutical Co. Inc.	15,500	859
	Showa Denko KK	27,200	858
	SUMCO Corp.	36,900	852
	Nitori Holdings Co. Ltd.	4,900	847
	Nomura Research Institute Ltd.	26,500	844
	Isuzu Motors Ltd.	63,900	840
	Hulic Co. Ltd.	74,200	837
	NSK Ltd.	86,600	836
	Shizuoka Bank Ltd.	103,300	827
	Tokyu Corp.	61,400	824
	Stanley Electric Co. Ltd.	27,300	819
	Sohgo Security Services Co. Ltd.	17,400	814
	Seiko Epson Corp.	44,600	810

		Shares	Market Value ($000)
	NH Foods Ltd.	20,100	810
	Chiba Bank Ltd.	124,400	808
	Toyo Suisan Kaisha Ltd.	19,800	807
	Concordia Financial Group Ltd.	211,000	799
	Bank of Kyoto Ltd.	15,800	798
	Haseko Corp.	55,300	790
	Makita Corp.	16,400	782
	SBI Holdings Inc.	30,700	781
	Nisshin Seifun Group Inc.	50,000	758
	Tobu Railway Co. Ltd.	29,400	754
	Air Water Inc.	42,900	729
	COMSYS Holdings Corp.	25,300	727
	Teijin Ltd.	43,600	718
	Santen Pharmaceutical Co. Ltd.	51,800	690
*	Japan Post Holdings Co. Ltd.	81,800	689
*	Mazda Motor Corp.	77,700	681
	Aozora Bank Ltd.	29,000	664
	Kaken Pharmaceutical Co. Ltd.	15,800	657
	Kuraray Co. Ltd.	60,400	639
	Keihan Holdings Co. Ltd.	19,900	638
	Keikyu Corp.	48,300	633
	Nikon Corp.	57,600	601
	MISUMI Group Inc.	18,400	595
	Marui Group Co. Ltd.	30,800	590
	Daifuku Co. Ltd.	6,800	586
*	Nagoya Railroad Co. Ltd.	30,000	585
	Pigeon Corp.	19,900	574
*	ANA Holdings Inc.	23,641	570
	Fukuoka Financial Group Inc.	29,500	563
	Taiheiyo Cement Corp.	24,000	558
	Lion Corp.	31,300	551
*	Japan Airlines Co. Ltd.	23,223	527
	Yamada Holdings Co. Ltd.	107,900	526
	Anritsu Corp.	27,800	526
*	Renesas Electronics Corp.	49,400	518
	CyberAgent Inc.	26,000	517
	Disco Corp.	1,700	517
	MEIJI Holdings Co. Ltd.	8,200	510
	Rohm Co. Ltd.	5,300	496
	Koito Manufacturing Co. Ltd.	7,500	493
	Coca-Cola Bottlers Japan Holdings Inc.	29,100	489
	NGK Spark Plug Co. Ltd.	30,500	484
*	Seibu Holdings Inc.	42,000	483
	Sumitomo Dainippon Pharma Co. Ltd.	24,800	476
	Nihon M&A Center Inc.	19,000	462
	Daito Trust Construction Co. Ltd.	4,100	446
	Keio Corp.	6,700	425
	Sac's Bar Holdings Inc.	78,200	425
	Nissan Chemical Corp.	7,800	408
	MonotaRO Co. Ltd.	17,200	401
	Sinanen Holdings Co. Ltd.	15,700	396
	Capcom Co. Ltd.	12,200	392
	Alfresa Holdings Corp.	25,300	391
	Nippon Building Fund Inc.	60	384
	TIS Inc.	14,100	362
*	Fujita Kanko Inc.	17,300	359
	Trend Micro Inc.	7,000	355
	Kobayashi Pharmaceutical Co. Ltd.	3,800	337

		Shares	Market Value ($000)
	Alps Alpine Co. Ltd.	31,000	335
*,1	Skylark Holdings Co. Ltd.	24,014	330
	GLP J-Reit	194	330
	Hankyu Hanshin Holdings Inc.	10,500	329
	Konica Minolta Inc.	59,400	329
	Ibiden Co. Ltd.	7,000	323
	Otsuka Corp.	5,800	313
	Nabtesco Corp.	6,700	311
*	Right On Co. Ltd.	49,700	309
	Nippon Express Co. Ltd.	3,800	307
	Food & Life Cos. Ltd.	6,900	307
	Nippon Prologis REIT Inc.	99	306
	Nissin Foods Holdings Co. Ltd.	4,200	305
	GMO Payment Gateway Inc.	2,500	299
	Hirose Electric Co. Ltd.	2,000	286
	JSR Corp.	9,400	286
	Hikari Tsushin Inc.	1,400	278
	Kansai Paint Co. Ltd.	10,200	276
	Miura Co. Ltd.	6,000	274
*	PeptiDream Inc.	5,900	272
	Kose Corp.	1,700	271
	Nomura Real Estate Master Fund Inc.	172	271
	BayCurrent Consulting Inc.	900	271
	Asics Corp.	11,000	263
	Hoshizaki Corp.	2,800	253
	Kakaku.com Inc.	7,900	235
	Koei Tecmo Holdings Co. Ltd.	4,940	232
	Nippon Shinyaku Co. Ltd.	3,200	230
	PC Depot Corp.	56,900	230
	Casio Computer Co. Ltd.	13,100	229
	Hakuhodo DY Holdings Inc.	12,600	214
	Tokyo Century Corp.	3,600	211
	THK Co. Ltd.	6,300	208
	Keisei Electric Railway Co. Ltd.	6,500	207
	Japan Post Insurance Co. Ltd.	10,339	206
	Open House Co. Ltd.	4,300	199
	Oracle Corp. Japan	2,100	190
	SCREEN Holdings Co. Ltd.	2,000	186
	USS Co. Ltd.	10,500	185
	Kyushu Railway Co.	8,000	184
	Japan Post Bank Co. Ltd.	21,400	184
	Matsumotokiyoshi Holdings Co. Ltd.	4,200	182
	Persol Holdings Co. Ltd.	9,300	181
	Iwatani Corp.	3,100	181
	Tokyu Fudosan Holdings Corp.	30,000	180
	Denka Co. Ltd.	4,700	179
	Sharp Corp.	9,600	179
	Welcia Holdings Co. Ltd.	5,800	179
	Rinnai Corp.	1,700	169
	NET One Systems Co. Ltd.	5,500	168
	Shinsei Bank Ltd.	10,395	167
	Orix JREIT Inc.	90	165
	Itochu Techno-Solutions Corp.	5,000	159
	TechnoPro Holdings Inc.	2,200	159
	Advance Residence Investment Corp.	49	156
	Tokai Carbon Co. Ltd.	10,300	154
	Ito En Ltd.	2,700	153
	Amada Co. Ltd.	13,900	150

		Shares	Market Value ($000)
	Nichirei Corp.	5,800	150
	Nifco Inc.	4,300	148
	Nippon Sanso Holdings Corp.	7,400	146
	Sumitomo Forestry Co. Ltd.	7,000	142
	Rohto Pharmaceutical Co. Ltd.	5,700	141
	Tokyo Ohka Kogyo Co. Ltd.	2,200	139
	Tokyo Tatemono Co. Ltd.	9,000	137
	Hino Motors Ltd.	14,300	136
	J Front Retailing Co. Ltd.	13,400	133
	Isetan Mitsukoshi Holdings Ltd.	17,600	127
	JAFCO Group Co. Ltd.	1,700	124
	Shinko Electric Industries Co. Ltd.	3,800	122
	Industrial & Infrastructure Fund Investment Corp.	68	122
	Suzuken Co. Ltd.	3,800	120
	Goldwin Inc.	2,100	117
*	RENOVA Inc.	3,600	117
*	Kawasaki Kisen Kaisha Ltd.	4,300	115
	Japan Prime Realty Investment Corp.	29	113
	House Foods Group Inc.	3,800	112
	Medipal Holdings Corp.	5,800	111
	Fancl Corp.	3,500	109
	DeNA Co. Ltd.	5,400	109
	Tokyo Seimitsu Co. Ltd.	2,200	109
	Nihon Kohden Corp.	3,800	108
	Kagome Co. Ltd.	4,000	107
	Nihon Unisys Ltd.	3,600	106
	Shimamura Co. Ltd.	1,100	106
	K's Holdings Corp.	8,700	105
	Kewpie Corp.	4,500	104
	Cybozu Inc.	4,700	104
	Morinaga Milk Industry Co. Ltd.	2,000	104
	Outsourcing Inc.	5,700	104
	Taisho Pharmaceutical Holdings Co. Ltd.	1,800	103
	Mebuki Financial Group Inc.	47,800	103
	Zensho Holdings Co. Ltd.	4,100	102
	Sugi Holdings Co. Ltd.	1,300	102
	Kyowa Exeo Corp.	4,100	102
	Ulvac Inc.	2,200	102
	Nomura Real Estate Holdings Inc.	3,900	102
	Monex Group Inc.	13,100	102
	Japan Logistics Fund Inc.	36	101
	Yamazaki Baking Co. Ltd.	6,600	100
	Nankai Electric Railway Co. Ltd.	4,600	99
	JCR Pharmaceuticals Co. Ltd.	3,300	99
	Ain Holdings Inc.	1,600	98
	JTEKT Corp.	9,100	97
*	SHIFT Inc.	700	97
	Mitsui Fudosan Logistics Park Inc.	19	97
	Calbee Inc.	4,100	95
	Intage Holdings Inc.	6,900	95
	SCSK Corp.	1,600	95
	Mitsubishi HC Capital Inc.	16,460	93
	GMO internet Inc.	3,400	93
	Hirogin Holdings Inc.	16,900	93
	Lawson Inc.	2,000	91
	Toyo Seikan Group Holdings Ltd.	6,700	91
	Jeol Ltd.	1,900	91

		Shares	Market Value ($000)
	Ezaki Glico Co. Ltd.	2,300	88
	Acom Co. Ltd.	19,000	87
	Nippon Accommodations Fund Inc.	15	86
	Activia Properties Inc.	19	86
	FP Corp.	2,200	85
	Zeon Corp.	5,500	84
	Daido Steel Co. Ltd.	1,700	83
	Seino Holdings Co. Ltd.	5,900	83
	Zenkoku Hosho Co. Ltd.	2,000	83
	Toyo Tire Corp.	4,000	81
	Aica Kogyo Co. Ltd.	2,200	81
	As One Corp.	700	81
	Topcon Corp.	5,000	80
	Sekisui House Reit Inc.	97	79
	Asahi Holdings Inc.	3,600	78
*	Sanken Electric Co. Ltd.	1,600	77
	Pola Orbis Holdings Inc.	2,900	76
	AEON Financial Service Co. Ltd.	6,300	75
	Furukawa Electric Co. Ltd.	2,800	75
	Sanwa Holdings Corp.	5,900	73
	cocokara fine Inc.	1,000	73
	Nishi-Nippon Railroad Co. Ltd.	2,900	72
	Kyushu Financial Group Inc.	18,500	72
	Starts Proceed Investment Corp.	34	71
	Hachijuni Bank Ltd.	20,300	70
*	Mitsubishi Motors Corp.	24,900	70
	NOK Corp.	5,500	69
	Fuji Oil Holdings Inc.	2,700	68
	Izumi Co. Ltd.	1,800	68
	GS Yuasa Corp.	2,400	68
	Mabuchi Motor Co. Ltd.	1,700	67
	Toagosei Co. Ltd.	6,100	67
	Dowa Holdings Co. Ltd.	1,600	66
	Nippon Shokubai Co. Ltd.	1,300	66
	CKD Corp.	2,900	66
	Ushio Inc.	4,500	65
	Kenedix Retail REIT Corp.	25	65
	Chugoku Bank Ltd.	7,900	64
	BeNext-Yumeshin Group Co.	5,500	64
	Maruichi Steel Tube Ltd.	2,500	63
	H.U. Group Holdings Inc.	2,300	62
	Iyo Bank Ltd.	11,600	62
	ADEKA Corp.	3,400	61
	Mitsui High-Tec Inc.	1,600	61
	NEC Networks & System Integration Corp.	3,800	61
	Star Asia Investment Corp.	114	61
	DMG Mori Co. Ltd.	3,400	60
	Systena Corp.	3,300	60
	Hazama Ando Corp.	7,900	60
	AEON REIT Investment Corp.	43	60
	Daiichikosho Co. Ltd.	1,500	59
	Yamaguchi Financial Group Inc.	9,900	59
	Kenedix Office Investment Corp.	8	59
	Samty Residential Investment Corp.	54	59
	Takara Leben Real Estate Investment Corp.	55	59
*	Fujikura Ltd.	13,500	58
	Nippon Kanzai Co. Ltd.	2,700	58
	Heiwa Real Estate REIT Inc.	39	58

		Shares	Market Value ($000)
	Takara Bio Inc.	2,100	57
	Rengo Co. Ltd.	6,700	57
	Daiwa Securities Living Investments Corp.	56	57
	Sawai Group Holdings Co. Ltd.	1,300	57
	Benesse Holdings Inc.	2,400	56
	Takashimaya Co. Ltd.	5,000	56
	Mori Hills REIT Investment Corp.	39	56
	Nishimatsu Construction Co. Ltd.	1,800	56
	Nagase & Co. Ltd.	3,700	55
	Meitec Corp.	1,000	55
	Shoei Co. Ltd.	1,500	55
	Comforia Residential REIT Inc.	18	55
	Daicel Corp.	6,800	54
	DIC Corp.	2,100	54
	Daiseki Co. Ltd.	1,400	54
	Hulic Reit Inc.	34	54
	Aeon Mall Co. Ltd.	3,300	53
	Japan Excellent Inc.	37	53
	Hoshino Resorts REIT Inc.	9	53
	One REIT Inc.	19	53
*	MedPeer Inc.	1,200	53
	Toyoda Gosei Co. Ltd.	2,000	51
	Yokohama Rubber Co. Ltd.	2,500	51
	Frontier Real Estate Investment Corp.	11	51
	en-japan Inc.	1,500	51
	Morinaga & Co. Ltd.	1,600	50
	Sumitomo Rubber Industries Ltd.	3,900	50
	Digital Garage Inc.	1,200	50
	OSG Corp.	3,000	49
	Seven Bank Ltd.	23,500	49
	Musashi Seimitsu Industry Co. Ltd.	2,400	49
	Sankyu Inc.	1,100	48
	Wacoal Holdings Corp.	2,100	48
	Fuji Seal International Inc.	2,200	48
	Gunma Bank Ltd.	14,300	47
	Nippon Kayaku Co. Ltd.	5,000	47
	Nippo Corp.	1,800	47
	OKUMA Corp.	900	47
	Colowide Co. Ltd.	2,700	47
	Kureha Corp.	800	47
	Nitto Boseki Co. Ltd.	1,500	47
	Kenedix Residential Next Investment Corp.	23	47
*	Yoshinoya Holdings Co. Ltd.	2,500	46
	Iriso Electronics Co. Ltd.	1,100	46
	Kokuyo Co. Ltd.	2,900	46
	Takuma Co. Ltd.	2,700	46
	Tokyu REIT Inc.	26	46
	Hitachi Transport System Ltd.	1,400	45
	Kaneka Corp.	1,100	45
	Sotetsu Holdings Inc.	2,300	45
	TS Tech Co. Ltd.	3,200	45
	Fujitsu General Ltd.	1,800	44
	Nojima Corp.	1,600	44
	UT Group Co. Ltd.	1,600	44
	Mitsubishi Logistics Corp.	1,400	43
	Mirait Holdings Corp.	2,400	43
	Aiful Corp.	12,400	42
	Information Services International-Dentsu Ltd.	1,200	42

		Shares	Market Value ($000)
	Heiwa Real Estate Co. Ltd.	1,100	42
*	Sanrio Co. Ltd.	2,500	42
	Fukuoka REIT Corp.	26	42
	Ariake Japan Co. Ltd.	700	41
	Hokuhoku Financial Group Inc.	5,000	41
	Shiga Bank Ltd.	2,200	41
	Mitsubishi Estate Logistics REIT Investment Corp.	10	41
	NIPPON REIT Investment Corp.	10	41
	Toyobo Co. Ltd.	3,200	40
	Fuji Soft Inc.	800	40
	MOS Food Services Inc.	1,400	40
	Nichicon Corp.	3,800	40
	Tokuyama Corp.	1,900	40
	Anicom Holdings Inc.	4,400	40
	Daishi Hokuetsu Financial Group Inc.	1,800	40
	Nippon Electric Glass Co. Ltd.	1,600	39
	Milbon Co. Ltd.	700	39
	Chuo Spring Co. Ltd.	3,600	38
	Tri Chemical Laboratories Inc.	1,200	38
	V-Cube Inc.	1,700	38
	77 Bank Ltd.	3,000	37
	Kiyo Bank Ltd.	2,700	37
	Sumitomo Bakelite Co. Ltd.	900	37
	Daio Paper Corp.	2,400	37
	Mitsuuroko Group Holdings Co. Ltd.	3,200	36
	Nisshin Oillio Group Ltd.	1,300	36
	Nippon Light Metal Holdings Co. Ltd.	2,090	36
	Lintec Corp.	1,600	35
	Nipro Corp.	2,800	35
	Toyota Boshoku Corp.	1,800	35
	ASKUL Corp.	2,200	35
	Hokkoku Bank Ltd.	1,600	35
	Tadano Ltd.	3,500	35
	Toyo Ink SC Holdings Co. Ltd.	1,900	35
	Yaoko Co. Ltd.	600	35
	Hankyu Hanshin REIT Inc.	25	35
	Mirai Corp.	78	35
	Kyudenko Corp.	1,100	34
	Fujimori Kogyo Co. Ltd.	900	34
	Kisoji Co. Ltd.	1,600	34
	Kurimoto Ltd.	2,200	34
	Okura Industrial Co. Ltd.	1,600	34
	Maruwa Unyu Kikan Co. Ltd.	2,400	34
	Curves Holdings Co. Ltd.	4,200	34
	Citizen Watch Co. Ltd.	8,300	33
	NHK Spring Co. Ltd.	4,300	33
*	NTN Corp.	11,400	33
	Awa Bank Ltd.	1,700	33
	Tokyo Electron Device Ltd.	600	33
	Ogaki Kyoritsu Bank Ltd.	1,900	33
	Transcosmos Inc.	1,200	33
*	Create Restaurants Holdings Inc.	4,500	33
	Nextage Co. Ltd.	2,200	33
	Mori Trust Hotel Reit Inc.	27	33
	Aiphone Co. Ltd.	1,700	32
	Fujikura Kasei Co. Ltd.	6,600	32
	Juroku Bank Ltd.	1,800	32

		Shares	Market Value ($000)
	Bank of Nagoya Ltd.	1,300	32
	Okamura Corp.	2,500	32
	TKC Corp.	1,000	32
	Insource Co. Ltd.	1,600	32
	Glory Ltd.	1,500	31
	Japan Lifeline Co. Ltd.	2,400	31
	Shinwa Co. Ltd.	1,600	31
	Shizuoka Gas Co. Ltd.	3,200	31
	Ichikoh Industries Ltd.	4,600	31
	Kyokuyo Co. Ltd.	1,200	31
	Ryoyo Electro Corp.	1,300	31
	San-In Godo Bank Ltd.	6,400	31
	Strike Co. Ltd.	800	31
	NTT UD REIT Investment Corp.	21	31
	Resorttrust Inc.	1,900	30
	Tokai Tokyo Financial Holdings Inc.	8,000	30
	Organo Corp.	500	30
	Kohnan Shoji Co. Ltd.	1,100	30
	Paramount Bed Holdings Co. Ltd.	1,600	30
	Canon Marketing Japan Inc.	1,200	29
	Megmilk Snow Brand Co. Ltd.	1,500	29
	Fujibo Holdings Inc.	800	29
	Joshin Denki Co. Ltd.	1,200	29
	Bank of Okinawa Ltd.	1,200	29
	S-Pool Inc.	3,600	29
*	Raksul Inc.	700	29
	Infocom Corp.	1,200	28
	Micronics Japan Co. Ltd.	2,000	28
	Riken Technos Corp.	5,300	28
	San-Ai Oil Co. Ltd.	2,600	28
	Sanyo Denki Co. Ltd.	400	28
	Joyful Honda Co. Ltd.	2,300	28
	Nisshinbo Holdings Inc.	3,200	27
	Megachips Corp.	900	27
	Hiday Hidaka Corp.	1,700	27
	Fukui Bank Ltd.	1,900	27
	Japan Securities Finance Co. Ltd.	3,400	27
*	Ringer Hut Co. Ltd.	1,300	27
	Saibu Gas Holdings Co. Ltd.	1,200	27
	Valor Holdings Co. Ltd.	1,300	27
	Zuiko Corp.	2,800	27
	Ichibanya Co. Ltd.	600	26
	Enplas Corp.	700	26
	Hokkan Holdings Ltd.	2,000	26
	Eizo Corp.	600	26
	Key Coffee Inc.	1,400	26
	Kumiai Chemical Industry Co. Ltd.	3,400	26
	Mandom Corp.	1,500	26
	Tsubakimoto Chain Co.	900	26
	Toridoll Holdings Corp.	1,700	26
	Artnature Inc.	4,400	26
	Japan Material Co. Ltd.	2,300	26
	Ichigo Office REIT Investment Corp.	30	26
	Japan Aviation Electronics Industry Ltd.	1,400	25
	Mitsubishi Pencil Co. Ltd.	1,800	25
	Nomura Co. Ltd.	3,100	25
	Tocalo Co. Ltd.	1,900	25
	Sumitomo Osaka Cement Co. Ltd.	900	25

		Shares	Market Value ($000)
	Topre Corp.	1,700	25
	ValueCommerce Co. Ltd.	900	25
	TOKAI Holdings Corp.	3,100	25
	North Pacific Bank Ltd.	10,800	25
	Base Co. Ltd.	500	25
	Fuso Pharmaceutical Industries Ltd.	1,200	24
	Nippon Seiki Co. Ltd.	2,300	24
	Okasan Securities Group Inc.	5,900	24
	Toyo Corp.	2,400	24
	Earth Corp.	400	24
	Monogatari Corp.	400	24
	Nippon Paper Industries Co. Ltd.	1,900	23
	Kintetsu World Express Inc.	1,000	23
	KFC Holdings Japan Ltd.	900	23
	Riken Keiki Co. Ltd.	900	23
	Rock Field Co. Ltd.	1,600	23
	Taikisha Ltd.	800	23
	Tsugami Corp.	1,500	23
	MCJ Co. Ltd.	2,300	23
	I'll Inc.	1,600	23
	Invesco Office J-Reit Inc.	110	23
	Maeda Road Construction Co. Ltd.	1,100	22
	Itoham Yonekyu Holdings Inc.	3,400	22
	Nippon Densetsu Kogyo Co. Ltd.	1,300	22
*	Royal Holdings Co. Ltd.	1,200	22
	Seiren Co. Ltd.	1,200	22
	Showa Sangyo Co. Ltd.	800	22
	Toho Holdings Co. Ltd.	1,400	22
	Bell System24 Holdings Inc.	1,500	22
	Bank of the Ryukyus Ltd.	3,300	21
*	Chuetsu Pulp & Paper Co. Ltd.	1,900	21
	Cosel Co. Ltd.	2,100	21
	Fujiya Co. Ltd.	1,100	21
	Furuno Electric Co. Ltd.	2,200	21
	JP-Holdings Inc.	7,800	21
	Nagaileben Co. Ltd.	900	21
	Nissha Co. Ltd.	1,500	21
	Torishima Pump Manufacturing Co. Ltd.	2,600	21
	Daito Pharmaceutical Co. Ltd.	700	21
	TechMatrix Corp.	1,300	21
	Aomori Bank Ltd.	1,000	20
	Belluna Co. Ltd.	2,000	20
	Central Sports Co. Ltd.	900	20
	Kyodo Printing Co. Ltd.	800	20
	Morita Holdings Corp.	1,400	20
	Nihon Parkerizing Co. Ltd.	2,000	20
	Ryoden Corp.	1,400	20
	Takihyo Co. Ltd.	1,200	20
	Toshiba TEC Corp.	500	20
*	Toho Co. Ltd. (Kobe)	1,300	20
	Takamiya Co. Ltd.	4,200	20
*	UACJ Corp.	900	20
	KYORIN Holdings Inc.	1,300	20
	SB Technology Corp.	700	20
*	United Arrows Ltd.	1,100	19
	Adastria Co. Ltd.	1,100	19
	Hioki EE Corp.	400	19
*	Kappa Create Co. Ltd.	1,400	19

		Shares	Market Value ($000)
	Koa Corp.	1,300	19
	Achilles Corp.	1,500	19
	Mitsui-Soko Holdings Co. Ltd.	900	19
	Noritake Co. Ltd.	500	19
	Noritsu Koki Co. Ltd.	900	19
	Optex Group Co. Ltd.	1,100	19
	Senko Group Holdings Co. Ltd.	2,100	19
	Yokowo Co. Ltd.	900	19
	Global One Real Estate Investment Corp.	17	19
	Exedy Corp.	1,200	18
	Hanwa Co. Ltd.	600	18
	Kato Sangyo Co. Ltd.	600	18
	Studio Alice Co. Ltd.	900	18
	Mitsubishi Logisnext Co. Ltd.	1,900	18
	Noritz Corp.	1,000	18
	Daihen Corp.	400	18
	Totetsu Kogyo Co. Ltd.	800	18
	Restar Holdings Corp.	1,100	18
	Tokyo Kiraboshi Financial Group Inc.	1,500	18
	GMO GlobalSign Holdings KK	400	18
	Nishi-Nippon Financial Holdings Inc.	2,700	17
	Argo Graphics Inc.	600	17
	Mizuno Corp.	800	17
	Mochida Pharmaceutical Co. Ltd.	500	17
*	Leopalace21 Corp.	13,500	17
	Nanto Bank Ltd.	1,000	17
	Nippon Suisan Kaisha Ltd.	3,600	17
	Nissin Corp.	1,300	17
*	Sagami Holdings Corp.	1,800	17
	Toyo Kanetsu KK	800	17
	Broadleaf Co. Ltd.	3,600	17
	Fujio Food Group Inc.	1,400	17
	Enigmo Inc.	1,400	17
	Okumura Corp.	600	16
	Alpha Systems Inc.	500	16
	Eiken Chemical Co. Ltd.	800	16
	Keihanshin Building Co. Ltd.	1,300	16
	Musashino Bank Ltd.	1,000	16
*	Nippon Chemi-Con Corp.	700	16
	Plenus Co. Ltd.	900	16
	Shinko Shoji Co. Ltd.	2,400	16
	Japan Transcity Corp.	3,200	16
	Mizuho Leasing Co. Ltd.	500	16
	Ohara Inc.	1,100	16
	Tokushu Tokai Paper Co. Ltd.	400	16
	Koshidaka Holdings Co. Ltd.	2,800	16
	Maxvalu Tokai Co. Ltd.	700	16
*	TerraSky Co. Ltd.	700	16
	IDOM Inc.	2,700	15
	Ichiyoshi Securities Co. Ltd.	2,700	15
	Ines Corp.	1,200	15
	Marudai Food Co. Ltd.	1,000	15
	Maruzen Showa Unyu Co. Ltd.	500	15
	Ryosan Co. Ltd.	800	15
	Shibuya Corp.	500	15
	Yokogawa Bridge Holdings Corp.	800	15
	World Holdings Co. Ltd.	600	15
	Kyokuto Securities Co. Ltd.	2,000	15

		Shares	Market Value ($000)
	Alpen Co. Ltd.	600	15
	Create SD Holdings Co. Ltd.	500	15
*	Vision Inc.	1,600	15
	Media Do Co. Ltd.	300	15
	ASKA Pharmaceutical Holdings Co. Ltd.	1,600	15
	Toppan Forms Co. Ltd.	1,400	14
	Avex Inc.	1,000	14
	BML Inc.	400	14
	Roland DG Corp.	700	14
	Fuso Chemical Co. Ltd.	400	14
	Fujimi Inc.	300	14
	Elematec Corp.	1,200	14
	Hokuto Corp.	800	14
	Matsuda Sangyo Co. Ltd.	700	14
	Nissan Shatai Co. Ltd.	2,100	14
	Nitta Corp.	600	14
	Oiles Corp.	1,000	14
	Riso Kagaku Corp.	900	14
	ST Corp.	900	14
	Sanshin Electronics Co. Ltd.	700	14
	Macromill Inc.	1,700	14
	G-7 Holdings Inc.	500	14
*	Atrae Inc.	1,000	14
	Nippon Rietec Co. Ltd.	900	14
	Autobacs Seven Co. Ltd.	1,000	13
	Happinet Corp.	1,000	13
	Aichi Bank Ltd.	500	13
	Kaga Electronics Co. Ltd.	500	13
	Kita-Nippon Bank Ltd.	800	13
	Kyokuto Kaihatsu Kogyo Co. Ltd.	800	13
	Nichi-iko Pharmaceutical Co. Ltd.	1,700	13
	Tachibana Eletech Co. Ltd.	1,000	13
	Tochigi Bank Ltd.	8,000	13
	Yushin Precision Equipment Co. Ltd.	1,700	13
	Yodogawa Steel Works Ltd.	600	13
	Fuyo General Lease Co. Ltd.	200	13
	JCU Corp.	400	13
	Link & Motivation Inc.	2,600	13
	Linical Co. Ltd.	1,900	13
	Japan Medical Dynamic Marketing Inc.	700	13
	Proto Corp.	1,200	13
	Taiko Pharmaceutical Co. Ltd.	1,300	13
	Tomy Co. Ltd.	1,400	12
	Keiyo Bank Ltd.	3,100	12
	Daiichi Jitsugyo Co. Ltd.	300	12
	Ehime Bank Ltd.	1,600	12
	Fukushima Galilei Co. Ltd.	300	12
*	FDK Corp.	1,000	12
	Kenko Mayonnaise Co. Ltd.	800	12
	Maeda Corp.	1,400	12
	Hyakugo Bank Ltd.	4,200	12
	Shimizu Bank Ltd.	800	12
	SWCC Showa Holdings Co. Ltd.	800	12
	Shima Seiki Manufacturing Ltd.	600	12
	Sumida Corp.	1,300	12
	Sumitomo Warehouse Co. Ltd.	900	12
	Takasago Thermal Engineering Co. Ltd.	700	12
*	WATAMI Co. Ltd.	1,500	12

		Shares	Market Value ($000)
	Unipres Corp.	1,400	12
	Starzen Co. Ltd.	600	12
	Zojirushi Corp.	800	12
	Duskin Co. Ltd.	500	12
	Hirata Corp.	200	12
	Pasona Group Inc.	700	12
	TOMONY Holdings Inc.	4,400	12
	ARTERIA Networks Corp.	800	12
	Moriroku Holdings Co. Ltd.	600	12
	Relia Inc.	1,000	11
	Geo Holdings Corp.	1,100	11
	Axial Retailing Inc.	300	11
	Hodogaya Chemical Co. Ltd.	300	11
	Hosokawa Micron Corp.	200	11
	Kyosan Electric Manufacturing Co. Ltd.	2,800	11
	Ichigo Inc.	3,400	11
	Nichiha Corp.	400	11
	Nissin Electric Co. Ltd.	900	11
	Nippon Koei Co. Ltd.	400	11
	Oita Bank Ltd.	700	11
	Okamoto Industries Inc.	300	11
	Prima Meat Packers Ltd.	400	11
	Tosei Corp.	1,100	11
	Rokko Butter Co. Ltd.	800	11
	Shin Nippon Air Technologies Co. Ltd.	600	11
	Tachi-S Co. Ltd.	1,000	11
	Toho Bank Ltd.	5,700	11
	Yonex Co. Ltd.	2,000	11
	Maruha Nichiro Corp.	500	11
	Feed One Co. Ltd.	1,580	11
	Yamashin-Filter Corp.	1,500	11
	Matsui Securities Co. Ltd.	1,300	10
	Bank of Saga Ltd.	800	10
	Belc Co. Ltd.	200	10
	Teikoku Electric Manufacturing Co. Ltd.	900	10
*	CMK Corp.	2,400	10
*	Descente Ltd.	600	10
	Komatsu Matere Co. Ltd.	1,200	10
	Halows Co. Ltd.	400	10
	Marvelous Inc.	1,400	10
	T-Gaia Corp.	600	10
	Sekisui Jushi Corp.	500	10
	Shikoku Bank Ltd.	1,600	10
	SMK Corp.	400	10
	TPR Co. Ltd.	700	10
	Pack Corp.	400	10
	Tsurumi Manufacturing Co. Ltd.	600	10
	Mie Kotsu Group Holdings Inc.	2,300	10
	YAMABIKO Corp.	900	10
	Fixstars Corp.	1,200	10
	KH Neochem Co. Ltd.	400	10
	SKY Perfect JSAT Holdings Inc.	2,300	9
	MTI Ltd.	1,400	9
	V Technology Co. Ltd.	200	9
	DyDo Group Holdings Inc.	200	9
	Miyazaki Bank Ltd.	500	9
	Idec Corp.	500	9
	Matsuyafoods Holdings Co. Ltd.	300	9

		Shares	Market Value ($000)
	Michinoku Bank Ltd.	1,000	9
	Nichiden Corp.	500	9
	Nippon Signal Co. Ltd.	1,000	9
	Valqua Ltd.	500	9
	Hyakujushi Bank Ltd.	700	9
	Pacific Metals Co. Ltd.	500	9
	Honeys Holdings Co. Ltd.	1,000	9
	Taiyo Holdings Co. Ltd.	200	9
	Tokai Corp.	400	9
	Toa Corp.	400	9
	Tonami Holdings Co. Ltd.	200	9
	Shibaura Machine Co. Ltd.	400	9
	Towa Bank Ltd.	1,700	9
	Uchida Yoko Co. Ltd.	200	9
	Asahi Co. Ltd.	700	9
	Doutor Nichires Holdings Co. Ltd.	600	9
*	World Co. Ltd.	700	9
	San ju San Financial Group Inc.	800	9
	Central Glass Co. Ltd.	400	8
	Chugoku Marine Paints Ltd.	1,000	8
	Dai Nippon Toryo Co. Ltd.	1,000	8
	Godo Steel Ltd.	500	8
*	PIA Corp.	300	8
	Kanaden Corp.	800	8
	Piolax Inc.	600	8
	Neturen Co. Ltd.	1,500	8
	Okinawa Electric Power Co. Inc.	630	8
	NS United Kaiun Kaisha Ltd.	400	8
*	Gurunavi Inc.	1,600	8
	Japan Best Rescue System Co. Ltd.	1,300	8
	Gree Inc.	1,600	8
	Senshu Ikeda Holdings Inc.	5,700	8
*	CHIMNEY Co. Ltd.	700	8
	Nisso Corp.	1,200	8
	Orient Corp.	5,000	7
	Advan Co. Ltd.	800	7
*	J Trust Co. Ltd.	2,100	7
	Chukyo Bank Ltd.	500	7
*	Daisyo Corp.	800	7
	Kansai Super Market Ltd.	800	7
*	KNT-CT Holdings Co. Ltd.	600	7
	Koatsu Gas Kogyo Co. Ltd.	1,200	7
	Miroku Jyoho Service Co. Ltd.	500	7
	Okuwa Co. Ltd.	700	7
	Dai-Dan Co. Ltd.	300	7
	Raito Kogyo Co. Ltd.	400	7
	Riken Vitamin Co. Ltd.	500	7
	Sinko Industries Ltd.	400	7
*	Japan Display Inc.	19,700	7
	H2O Retailing Corp.	700	6
	PAL GROUP Holdings Co. Ltd.	400	6
	Sumitomo Mitsui Construction Co. Ltd.	1,300	6
	Nippon Soda Co. Ltd.	200	6
	Oki Electric Industry Co. Ltd.	700	6
	Sanoh Industrial Co. Ltd.	600	6
	Shinmaywa Industries Ltd.	700	6
	Towa Pharmaceutical Co. Ltd.	300	6
	Solasto Corp.	500	6

		Shares	Market Value ($000)
	Chiyoda Integre Co. Ltd.	300	5
	Computer Engineering & Consulting Ltd.	400	5
	Gakken Holdings Co. Ltd.	400	5
	Kanamoto Co. Ltd.	200	5
	Kanematsu Corp.	400	5
	Nitto Kogyo Corp.	300	5
	Ohsho Food Service Corp.	100	5
	Pacific Industrial Co. Ltd.	500	5
	Taki Chemical Co. Ltd.	100	5
*	Akebono Brake Industry Co. Ltd.	2,700	4
	Future Corp.	200	4
	Gunze Ltd.	100	4
	Seiko Holdings Corp.	200	4
	Kameda Seika Co. Ltd.	100	4
	Sangetsu Corp.	300	4
	Toho Zinc Co. Ltd.	200	4
	KAWADA TECHNOLOGIES Inc.	100	4
	Sankyo Tateyama Inc.	500	4
	Obara Group Inc.	100	3
*	Nippon Sheet Glass Co. Ltd.	600	3
	Nippon Thompson Co. Ltd.	500	3
	Press Kogyo Co. Ltd.	1,000	3
	Yahagi Construction Co. Ltd.	500	3
	Qol Holdings Co. Ltd.	200	3
	Futaba Industrial Co. Ltd.	500	2
	Riken Corp.	100	2
	Tamron Co. Ltd.	100	2
			370,894
Kuwait (0.2%)
	National Bank of Kuwait SAKP	576,531	1,574
	Kuwait Finance House KSCP	298,856	744
	Agility Public Warehousing Co. KSC	115,311	354
	Mobile Telecommunications Co. KSCP	153,049	302
	Gulf Bank KSCP	156,761	116
*	Warba Bank KSCP	117,246	95
	Mabanee Co. KPSC	32,141	78
*	Kuwait International Bank KSCP	100,405	72
*	Alimtiaz Investment Group KSC	155,614	67
*	National Industries Group Holding SAK	83,406	62
*	Integrated Holding Co. KCSC	40,705	55
*	Burgan Bank SAK	64,356	48
			3,567
Malaysia (0.5%)
	Public Bank Bhd.	1,430,000	1,477
	Malayan Banking Bhd.	522,600	1,036
	CIMB Group Holdings Bhd.	621,200	654
	Top Glove Corp. Bhd.	462,600	569
	Press Metal Aluminium Holdings Bhd.	388,600	489
	Petronas Chemicals Group Bhd.	221,000	435
	Axiata Group Bhd.	370,700	331
	DiGi.Com Bhd.	311,700	324
	Hartalega Holdings Bhd.	120,700	268
	Sime Darby Plantation Bhd.	235,400	258
	Hong Leong Bank Bhd.	56,700	255
	Maxis Bhd.	219,800	252
	MISC Bhd.	150,774	251
	IHH Healthcare Bhd.	192,800	249

		Shares	Market Value ($000)
	IGB REIT	612,300	244
	IOI Corp. Bhd.	227,000	226
	PPB Group Bhd.	49,400	223
	Sime Darby Bhd.	364,000	201
	Kuala Lumpur Kepong Bhd.	33,000	178
	AMMB Holdings Bhd.	250,100	175
*	Alliance Bank Malaysia Bhd.	261,000	167
	Nestle Malaysia Bhd.	4,900	162
	TIME dotCom Bhd.	46,900	159
	RHB Bank Bhd.	120,800	157
	Bursa Malaysia Bhd.	75,400	149
	AEON Credit Service M Bhd.	50,900	149
	Supermax Corp. Bhd.	142,608	146
	Petronas Gas Bhd.	36,800	144
	Inari Amertron Bhd.	180,600	137
	HAP Seng Consolidated Bhd.	67,400	135
	ViTrox Corp. Bhd.	35,700	132
*	Gamuda Bhd.	165,200	130
	IJM Corp. Bhd.	260,700	113
	My EG Services Bhd.	239,800	113
	QL Resources Bhd.	74,800	109
	Telekom Malaysia Bhd.	70,582	106
	Frontken Corp. Bhd.	144,600	104
	Malaysian Pacific Industries Bhd.	11,400	103
	Bermaz Auto Bhd.	299,900	101
*	Malaysia Airports Holdings Bhd.	73,200	97
	Kossan Rubber Industries	89,100	88
	Pentamaster Corp. Bhd.	76,350	86
	VS Industry Bhd.	276,800	82
	Genting Plantations Bhd.	41,700	81
	Yinson Holdings Bhd.	61,400	74
	Malakoff Corp. Bhd.	352,700	69
	Hong Leong Financial Group Bhd.	15,600	67
	Scientex Bhd.	59,100	59
	Westports Holdings Bhd.	56,800	59
	Malaysia Building Society Bhd.	382,200	58
	UWC Bhd.	42,000	55
	KPJ Healthcare Bhd.	227,000	54
	IOI Properties Group Bhd.	156,900	49
	Sunway Bhd.	125,200	48
*	YTL Corp. Bhd.	215,863	36
	Sime Darby Property Bhd.	240,500	36
	Fraser & Neave Holdings Bhd.	4,400	29
*	Pos Malaysia Bhd.	148,200	29
*	Padini Holdings Bhd.	40,200	28
	Muhibbah Engineering M Bhd.	115,300	26
*	YTL Power International Bhd.	153,100	26
	Cahya Mata Sarawak Bhd.	64,200	25
*	AirAsia Group Bhd.	98,700	20
	Malaysian Resources Corp. Bhd.	157,800	17
*	SP Setia Bhd. Group	54,100	14
*	UEM Sunrise Bhd.	131,300	13
	Astro Malaysia Holdings Bhd.	44,400	12
	Leong Hup International Bhd.	68,700	12
			11,960
Mexico (0.6%)
	America Movil SAB de CV Series L	3,067,841	2,358
	Grupo Financiero Banorte SAB de CV	324,400	2,218

		Shares	Market Value ($000)
	Fomento Economico Mexicano SAB de CV	219,923	1,802
	Wal-Mart de Mexico SAB de CV	519,000	1,661
*	Cemex SAB de CV	1,738,100	1,437
	Grupo Bimbo SAB de CV Series A Class A	376,934	819
[3]	Macquarie Mexico Real Estate Management SA de CV	432,663	480
	PLA Administradora Industrial S de RL de CV	195,900	293
	Grupo Elektra SAB de CV	3,455	281
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	23,900	252
	Fibra Uno Administracion SA de CV	214,600	251
*	Grupo Aeroportuario del Sureste SAB de CV Class B	12,900	227
	Orbia Advance Corp. SAB de CV	51,600	145
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	22,200	142
	Gruma SAB de CV Class B	11,925	129
*	Grupo Financiero Inbursa SAB de CV	130,700	129
*	Industrias Penoles SAB de CV	7,930	118
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	62,400	108
*	Infraestructura Energetica Nova SAB de CV	23,680	97
	Grupo Herdez SAB de CV Series BLANK	42,800	95
	Coca-Cola Femsa SAB de CV	18,285	89
	Bolsa Mexicana de Valores SAB de CV	33,500	75
	Regional SAB de CV	14,000	75
*	Telesites SAB de CV	75,400	73
	Prologis Property Mexico SA de CV	32,474	73
	Arca Continental SAB de CV	12,900	72
*	Grupo Carso SAB de CV Series A1	23,600	71
[3]	Banco del Bajio SA	41,500	71
	Grupo Cementos de Chihuahua SAB de CV	7,900	58
	La Comer SAB de CV	30,000	57
	Kimberly-Clark de Mexico SAB de CV Class A	30,500	55
	Corp. Inmobiliaria Vesta SAB de CV	26,400	54
	Qualitas Controladora SAB de CV	9,100	50
*	Alsea SAB de CV	29,400	49
*	Gentera SAB de CV	76,600	43
*	Genomma Lab Internacional SAB de CV Class B	40,500	42
*	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	34,300	41
*	Grupo Rotoplas SAB de CV	20,169	33
	Concentradora Fibra Danhos SA de CV	25,700	31
*	Axtel SAB de CV	100,863	27
	Grupo Comercial Chedraui SA de CV	16,200	26
	El Puerto de Liverpool SAB de CV	5,800	24
*	Unifin Financiera SAB de CV	20,124	24
	Grupo Lala SAB de CV Class B	22,900	19
*	Credito Real SAB de CV SOFOM ER	32,300	11
*,3	Nemak SAB de CV	33,200	11
			14,296
Netherlands (3.0%)
	ASML Holding NV	36,984	24,687
*,3	Adyen NV	2,562	5,930
	ING Groep NV	360,725	5,048
[1]	Koninklijke Philips NV	85,722	4,844
*	Prosus NV	39,382	4,080

		Shares	Market Value ($000)
[1]	Koninklijke DSM NV	17,022	3,137
	Koninklijke Ahold Delhaize NV	95,299	2,774
[1]	Wolters Kluwer NV	27,413	2,633
	Akzo Nobel NV	20,196	2,579
	ASM International NV	4,704	1,471
	IMCD NV	8,140	1,327
[1]	NN Group NV	25,774	1,312
	Koninklijke KPN NV	378,837	1,266
	Randstad NV	14,271	1,111
	Aegon NV	179,732	852
	ASR Nederland NV	19,750	851
	TKH Group NV	9,473	502
[3]	Signify NV	7,617	471
*,3	ABN AMRO Bank NV	29,805	399
*	Galapagos NV	4,702	359
	BE Semiconductor Industries NV	4,276	343
	Koninklijke Vopak NV	5,931	281
	Corbion NV	3,441	199
	Boskalis Westminster	4,957	169
	PostNL NV	26,890	158
	APERAM SA	2,130	117
*,3	Basic-Fit NV	2,409	116
*	OCI NV	4,004	103
*	Eurocommercial Properties NV	3,038	90
[3]	GrandVision NV	2,361	79
*,3	Intertrust NV	3,923	72
[3]	Flow Traders	1,304	57
*	Sligro Food Group NV	1,092	35
	NSI NV	593	25
	Vastned Retail NV	701	21
*	Accell Group NV	378	21
*,3	Alfen Beheer BV	239	21
	Wereldhave NV	895	16
*	TomTom NV	1,235	11
			67,567
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	61,179	1,295
	Spark New Zealand Ltd.	309,254	1,007
*	Auckland International Airport Ltd.	166,492	879
	Contact Energy Ltd.	134,201	751
	Meridian Energy Ltd.	107,881	402
*	a2 Milk Co. Ltd.	88,971	379
	Fletcher Building Ltd.	41,932	226
	Ryman Healthcare Ltd.	22,205	210
	Mercury NZ Ltd.	35,759	169
	Infratil Ltd.	30,393	165
	EBOS Group Ltd.	5,104	120
	Chorus Ltd.	24,295	110
*	Pushpay Holdings Ltd.	74,424	92
	Argosy Property Ltd.	68,829	75
	Summerset Group Holdings Ltd.	7,897	71
	Kiwi Property Group Ltd.	80,968	70
	Goodman Property Trust	41,081	66
	Vital Healthcare Property Trust	24,388	52
	Heartland Group Holdings Ltd.	36,880	52
	Freightways Ltd.	4,706	39
	Kathmandu Holdings Ltd.	32,990	38
	Precinct Properties New Zealand Ltd.	28,678	32

		Shares	Market Value ($000)
*	Air New Zealand Ltd.	26,170	31
*	Pacific Edge Ltd.	33,079	28
	Arvida Group Ltd.	11,767	16
*	Tourism Holdings Ltd.	8,218	15
*	Vista Group International Ltd.	9,284	15
	Scales Corp. Ltd.	3,089	10
*	Synlait Milk Ltd.	1,759	4
			6,419
Norway (0.6%)
	DNB ASA	102,740	2,261
	Mowi ASA	51,290	1,335
	Norsk Hydro ASA	194,278	1,259
	Yara International ASA	23,344	1,245
	Telenor ASA	68,553	1,194
*	Nordic Semiconductor ASA	35,114	977
	Storebrand ASA	93,904	936
	TOMRA Systems ASA	15,397	799
	Schibsted ASA Class B	8,701	360
*	NEL ASA	154,542	338
[3]	Scatec ASA	10,698	288
*	Adevinta ASA	14,003	272
	Bakkafrost P/F	2,692	240
[3]	Entra ASA	9,765	232
	Salmar ASA	2,436	180
	Schibsted ASA Class A	2,950	144
	Gjensidige Forsikring ASA	5,807	131
	Borregaard ASA	4,990	114
	Norwegian Finans Holding ASA	9,711	114
	Aker ASA Class A	1,171	91
[3]	BW LPG Ltd.	13,046	90
	SpareBank 1 SR-Bank ASA	6,069	84
	SpareBank 1 SMN	5,532	78
*	Atea ASA	3,166	62
	Leroy Seafood Group ASA	5,955	54
*,3	Crayon Group Holding ASA	3,375	50
	Veidekke ASA	3,082	46
[3]	Sbanken ASA	3,743	46
*	Frontline Ltd.	4,078	35
*	Hexagon Composites ASA	6,571	29
	Austevoll Seafood ASA	1,525	20
*,3	Elkem ASA	4,052	15
*	Grieg Seafood ASA	1,064	10
			13,129
Pakistan (0.0%)
	Searle Co. Ltd.	64,282	99
*	Lucky Cement Ltd.	16,400	97
*	SUI Southern Gas Co. Ltd.	865,102	79
	Millat Tractors Ltd.	10,687	78
	Bank Alfalah Ltd.	313,812	65
	Habib Bank Ltd.	54,867	48
	MCB Bank Ltd.	43,000	46
*	Fauji Cement Co. Ltd.	244,500	37
	Fauji Fertilizer Co. Ltd.	50,537	35
	Hub Power Co. Ltd.	68,436	35
	United Bank Ltd.	40,658	34
*	National Bank of Pakistan	134,500	31
	Kot Addu Power Co. Ltd.	77,500	20

		Shares	Market Value ($000)
*	DG Khan Cement Co. Ltd.	23,500	18
	SUI Northern Gas Pipeline	41,500	12
	Engro Corp. Ltd.	2,420	5
			739
Philippines (0.2%)
	Ayala Land Inc.	862,300	622
	BDO Unibank Inc.	259,560	553
	Bank of the Philippine Islands	287,530	505
	Ayala Corp.	20,270	330
	International Container Terminal Services Inc.	69,190	212
	PLDT Inc.	5,925	163
	Universal Robina Corp.	53,440	159
	Metropolitan Bank & Trust Co.	124,857	128
	Manila Electric Co.	19,170	114
	Jollibee Foods Corp.	20,430	82
	Security Bank Corp.	29,720	76
	GT Capital Holdings Inc.	5,680	70
	Globe Telecom Inc.	1,805	68
	Metro Pacific Investments Corp.	813,000	67
	Century Pacific Food Inc.	115,400	57
	Wilcon Depot Inc.	132,900	51
	First Gen Corp.	79,000	47
	Robinsons Retail Holdings Inc.	43,330	47
*	Manila Water Co. Inc.	135,400	41
	Aboitiz Power Corp.	79,100	39
	Puregold Price Club Inc.	41,100	34
	Nickel Asia Corp.	306,300	33
*	Cebu Air Inc.	33,720	31
	Vista Land & Lifescapes Inc.	258,100	21
	D&L Industries Inc.	101,700	16
	Filinvest Land Inc.	339,000	7
*,3	CEMEX Holdings Philippines Inc.	206,933	5
			3,578
Poland (0.2%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	107,234	1,160
*	Bank Polska Kasa Opieki SA	29,407	764
*	Powszechny Zaklad Ubezpieczen SA	67,197	674
*	KGHM Polska Miedz SA	9,256	511
	CD Projekt SA	5,804	281
*,3	Dino Polska SA	2,757	214
*	LPP SA	47	146
*	Santander Bank Polska SA	1,183	87
	Cyfrowy Polsat SA	9,908	83
*	KRUK SA	1,141	80
*	Orange Polska SA	35,360	65
*	Alior Bank SA	5,709	53
*	Bank Millennium SA	37,636	52
*	CCC SA	1,444	47
	Asseco Poland SA	2,077	41
*	mBank SA	451	37
	Warsaw Stock Exchange	1,564	21
*	AmRest Holdings SE	2,391	20
*	Bank Handlowy w Warszawie SA	1,155	14
			4,350
Portugal (0.1%)
	EDP Renovaveis SA	22,040	524
	Jeronimo Martins SGPS SA	13,205	255

		Shares	Market Value ($000)
	REN - Redes Energeticas Nacionais SGPS SA	46,945	132
	CTT-Correios de Portugal SA	22,899	118
*	Banco Comercial Portugues SA	534,629	104
	NOS SGPS SA	13,833	50
	Sonae SGPS SA	24,794	24
*,1	Mota-Engil SGPS SA	10,000	18
	Corticeira Amorim SGPS SA	1,299	16
	Navigator Co. SA	4,298	16
	Altri SGPS SA	1,635	12
			1,269
Qatar (0.1%)
	Qatar National Bank QPSC	388,950	1,882
	Masraf Al Rayan QSC	270,610	331
	Commercial Bank PSQC	151,448	223
	Qatar Gas Transport Co. Ltd.	202,348	174
	Vodafone Qatar QSC	263,739	128
	Mesaieed Petrochemical Holding Co.	245,876	128
	Doha Bank QPSC	147,592	114
	Ooredoo QPSC	55,657	106
	Barwa Real Estate Co.	105,199	95
	United Development Co. QSC	157,623	68
	Medicare Group	24,798	62
			3,311
Romania (0.0%)
	Banca Transilvania SA	147,397	99
Russia (0.3%)
	Sberbank of Russia PJSC	916,500	3,873
	Polyus PJSC	1,544	335
	Magnit PJSC	4,481	331
	Novolipetsk Steel PJSC	87,720	315
	Moscow Exchange MICEX-RTS PJSC	112,690	258
	Mobile TeleSystems PJSC	53,820	247
	Sistema PJSFC	410,800	179
	VTB Bank PJSC GDR	131,516	175
*	Inter RAO UES PJSC	2,360,000	163
*	Aeroflot PJSC	169,870	162
[3]	Detsky Mir PJSC	76,050	158
	ENEL RUSSIA PJSC	14,603,000	156
	Rostelecom PJSC	108,980	153
	PhosAgro PJSC	2,035	129
	Polyus PJSC GDR	736	80
	Mobile TeleSystems PJSC ADR	8,336	76
	RusHydro PJSC	6,697,000	76
	OGK-2 PJSC	6,493,000	73
	VTB Bank PJSC	104,470,000	69
	Unipro PJSC	1,738,000	68
	Rosseti Lenenergo PJSC Preference Shares	25,440	58
	Mosenergo PJSC	1,671,000	54
	TGC-1 PJSC	307,000,000	52
	M.Video PJSC	4,770	43
*	Federal Grid Co. Unified Energy System PJSC	12,120,000	36
	ROSSETI PJSC	1,524,000	29
			7,348
Saudi Arabia (0.5%)
	Al Rajhi Bank	108,984	2,996
	Saudi National Bank	183,832	2,639

		Shares	Market Value ($000)
	Saudi Telecom Co.	49,700	1,631
*	Saudi British Bank	74,866	625
*	Saudi Arabian Mining Co.	35,131	534
	Arab National Bank	54,745	322
	Etihad Etisalat Co.	35,174	310
	Savola Group	21,660	235
	Almarai Co. JSC	15,676	228
*	Saudi Airlines Catering Co.	10,100	216
	Arriyadh Development Co.	29,645	188
	Sahara International Petrochemical Co.	23,090	180
	Abdullah Al Othaim Markets Co.	4,281	147
	Yanbu Cement Co.	10,314	123
*	Saudi Ground Services Co.	12,092	121
*	Mediterranean & Gulf Insurance & Reinsurance Co.	17,221	118
*	Fawaz Abdulaziz Al Hokair & Co.	17,922	114
	Saudia Dairy & Foodstuff Co.	2,368	112
	Arabian Centres Co. Ltd.	14,166	99
	Eastern Province Cement Co.	7,088	95
*	Leejam Sports Co. JSC	4,442	90
*	National Industrialization Co.	17,469	87
*	Saudi Ceramic Co.	5,209	80
*	Dur Hospitality Co.	8,671	79
	Hail Cement Co.	15,452	78
	Astra Industrial Group	7,493	77
	City Cement Co.	8,919	73
	Najran Cement Co.	10,088	64
	Northern Region Cement Co.	13,121	63
*	Aseer Trading Tourism & Manufacturing Co.	6,280	43
	United International Transportation Co.	2,906	34
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	5,005	31
*	Saudi Public Transport Co.	2,136	14
			11,846
Singapore (0.8%)
	DBS Group Holdings Ltd.	173,300	3,982
	Oversea-Chinese Banking Corp. Ltd.	318,900	3,012
	United Overseas Bank Ltd.	127,100	2,524
	Singapore Telecommunications Ltd.	663,700	1,213
	Singapore Exchange Ltd.	126,000	989
	CapitaLand Ltd.	327,400	905
	City Developments Ltd.	129,300	745
	Wilmar International Ltd.	198,087	717
	UOL Group Ltd.	124,300	697
	ComfortDelGro Corp. Ltd.	483,200	613
	Singapore Press Holdings Ltd.	387,700	512
	Ascendas REIT	179,900	395
*	Singapore Airlines Ltd.	68,300	256
	Venture Corp. Ltd.	13,200	192
	Sabana Shari'ah Compliant Industrial REIT	581,500	185
	Frasers Logistics & Commercial Trust	155,989	167
*	Sembcorp Marine Ltd.	883,631	133
	Keppel DC REIT	65,128	127
	Sembcorp Industries Ltd.	62,400	104
	Frasers Centrepoint Trust	56,919	101
	NetLink NBN Trust	132,300	96
	Hutchison Port Holdings Trust	380,300	91
*	SATS Ltd.	23,700	71

		Shares	Market Value ($000)
	AIMS APAC REIT	59,200	63
	Ascott Residence Trust	82,800	62
	ESR-REIT	182,761	55
	Manulife US REIT	70,694	54
	Keppel Infrastructure Trust	113,200	47
	Riverstone Holdings Ltd.	36,000	40
	Cromwell European REIT	14,040	39
	Keppel REIT	43,700	38
	Starhill Global REIT	83,400	35
	Golden Agri-Resources Ltd.	168,800	30
	Far East Hospitality Trust	55,500	25
	Frasers Hospitality Trust	56,500	22
	Singapore Post Ltd.	36,200	20
	StarHub Ltd.	21,100	19
	Olam International Ltd.	14,300	19
	Raffles Medical Group Ltd.	23,700	19
*	Lippo Malls Indonesia Retail Trust	377,780	18
	First Resources Ltd.	15,300	16
	Singapore Telecommunications Ltd. (XSES)	6,300	11
*	Yoma Strategic Holdings Ltd.	71,400	7
*,2	Eagle Hospitality Trust	38,000	5
[2]	Best World International Ltd.	3,000	3
*,2	Singapore Airlines Ltd. Rights Exp. 06/16/2021	142,747	1
			18,475
South Africa (1.3%)
	Naspers Ltd.	39,397	8,684
	FirstRand Ltd.	444,555	1,821
	Impala Platinum Holdings Ltd.	80,378	1,388
	Standard Bank Group Ltd.	128,977	1,245
	Gold Fields Ltd.	81,916	993
	Capitec Bank Holdings Ltd.	8,227	987
*	Absa Group Ltd.	87,229	904
	Mr Price Group Ltd.	48,196	809
*	Bid Corp. Ltd.	37,265	789
	Sanlam Ltd.	170,345	729
	Bidvest Group Ltd.	46,841	661
	Shoprite Holdings Ltd.	58,451	648
	Remgro Ltd.	70,948	623
	Clicks Group Ltd.	31,318	589
	Anglo American Platinum Ltd.	4,616	581
	Vodacom Group Ltd.	58,899	565
*	Foschini Group Ltd.	57,701	558
*	Nedbank Group Ltd.	41,122	477
	Growthpoint Properties Ltd.	449,425	477
	SPAR Group Ltd.	33,361	459
	AVI Ltd.	77,793	420
*	Northam Platinum Ltd.	24,914	401
	Harmony Gold Mining Co. Ltd.	60,459	310
	Imperial Logistics Ltd.	83,285	301
	Old Mutual Ltd.	287,740	299
	MultiChoice Group	28,007	278
*	Aspen Pharmacare Holdings Ltd.	23,157	276
	Tiger Brands Ltd.	16,213	265
*	Discovery Ltd.	22,725	236
*	Woolworths Holdings Ltd.	44,809	181
	NEPI Rockcastle plc	24,792	173
*	Life Healthcare Group Holdings Ltd.	83,535	133
*	Redefine Properties Ltd.	431,631	132

		Shares	Market Value ($000)
	Kumba Iron Ore Ltd.	2,524	112
	PSG Group Ltd.	18,993	110
*	Sappi Ltd.	32,005	100
	Truworths International Ltd.	23,105	92
	African Rainbow Minerals Ltd.	4,474	85
*	Barloworld Ltd.	9,841	85
*	Bytes Technology Group plc	10,694	76
	Pick n Pay Stores Ltd.	17,483	74
	Motus Holdings Ltd.	10,104	69
*	Netcare Ltd.	58,579	65
*	Transaction Capital Ltd.	24,092	64
	Royal Bafokeng Platinum Ltd.	8,826	63
	Telkom SA SOC Ltd.	16,420	58
	Rand Merchant Investment Holdings Ltd.	24,312	57
	Ninety One Ltd.	13,890	46
*	Omnia Holdings Ltd.	12,166	44
	Fortress REIT Ltd. Class A	42,461	44
*	Super Group Ltd.	16,852	38
	Equites Property Fund Ltd.	27,807	37
	Momentum Metropolitan Holdings	24,706	35
*	KAP Industrial Holdings Ltd.	97,644	32
	Hyprop Investments Ltd.	16,725	32
	DRDGOLD Ltd.	24,680	31
*	Fortress REIT Ltd. Class B	128,098	31
	SA Corporate Real Estate Ltd.	192,130	30
	Resilient REIT Ltd.	8,354	30
*,3	Pepkor Holdings Ltd.	18,741	27
	Cashbuild Ltd.	1,125	25
	AECI Ltd.	3,214	24
	Advtech Ltd.	24,227	24
	JSE Ltd.	2,651	22
*	Bytes Technology Group plc (XJSE)	3,110	22
*	DataTec Ltd.	9,473	21
*	Famous Brands Ltd.	4,683	20
*	Attacq Ltd.	41,176	20
*,3	Dis-Chem Pharmacies Ltd.	8,756	19
	Coronation Fund Managers Ltd.	4,546	18
	Irongate Group	15,996	18
	Emira Property Fund Ltd.	21,018	15
*	Liberty Holdings Ltd.	2,847	14
	Investec Property Fund Ltd.	17,394	14
*	Massmart Holdings Ltd.	2,664	13
*	EPP NV	15,500	13
*	Santam Ltd.	637	12
	Raubex Group Ltd.	3,971	10
	Allied Electronics Corp. Ltd. Class A	8,295	7
	Astral Foods Ltd.	453	5
			29,295
South Korea (4.2%)
	Samsung Electronics Co. Ltd.	386,060	27,711
	Samsung Electronics Co. Ltd. Preference Shares	128,473	8,312
	SK Hynix Inc.	47,528	5,329
	NAVER Corp.	12,028	3,859
	LG Chem Ltd.	4,378	3,263
	Samsung SDI Co. Ltd.	4,811	2,761
	Kakao Corp.	23,929	2,616
*	Celltrion Inc.	9,644	2,363

		Shares	Market Value ($000)
	KB Financial Group Inc.	35,075	1,797
	Shinhan Financial Group Co. Ltd.	44,317	1,681
	Hyundai Mobis Co. Ltd.	5,760	1,436
*	HMM Co. Ltd.	25,693	1,143
	LG Household & Health Care Ltd.	829	1,136
	LG Electronics Inc.	7,783	1,057
	Hana Financial Group Inc.	25,139	1,026
*,3	Samsung Biologics Co. Ltd.	1,170	868
	Samsung Electro-Mechanics Co. Ltd.	5,201	784
*	Celltrion Healthcare Co. Ltd.	6,327	682
	LG Corp.	6,813	653
	Mirae Asset Securities Co. Ltd.	55,341	489
	Samsung Fire & Marine Insurance Co. Ltd.	2,468	464
	Samsung Securities Co. Ltd.	11,079	460
	CJ CheilJedang Corp.	1,018	431
	Amorepacific Corp.	1,674	430
*	LG Display Co. Ltd.	19,280	405
	Woori Financial Group Inc.	40,564	401
	Samsung SDS Co. Ltd.	2,429	395
	SK Telecom Co. Ltd. ADR	11,241	360
	BNK Financial Group Inc.	50,410	359
	Amorepacific Corp. Preference Shares	3,831	353
	Samsung Life Insurance Co. Ltd.	4,642	346
	LG Electronics Inc. Preference Shares	4,909	315
	POSCO Chemical Co. Ltd.	2,249	300
*	Hanwha Solutions Corp.	7,209	292
	Kumho Petrochemical Co. Ltd.	1,396	292
	Coway Co. Ltd.	3,951	288
	Lotte Chemical Corp.	1,114	281
	Hankook Tire & Technology Co. Ltd.	6,038	261
	Hyundai Steel Co.	5,227	249
	Hyundai Glovis Co. Ltd.	1,366	234
	Industrial Bank of Korea	23,588	229
*	Samsung Engineering Co. Ltd.	12,297	213
	SK Telecom Co. Ltd.	729	208
	LG Innotek Co. Ltd.	1,101	199
*	Celltrion Pharm Inc.	1,529	189
	LG Uplus Corp.	13,363	178
	DB Insurance Co. Ltd.	3,859	175
	DB HiTek Co. Ltd.	3,743	174
*	Samsung Heavy Industries Co. Ltd.	31,983	169
	Hanmi Pharm Co. Ltd.	518	164
	SKC Co. Ltd.	1,399	163
	Hanon Systems	10,770	163
*	Hanjin Kal Corp.	2,743	162
	Hyosung TNC Corp.	249	158
	WONIK IPS Co. Ltd.	3,326	150
*	Alteogen Inc.	2,373	150
*	OCI Co. Ltd.	1,311	148
	Korea Asset In Trust Co. Ltd.	33,048	148
	Green Cross Corp.	457	142
	Hansol Chemical Co. Ltd.	629	141
	Seegene Inc.	2,306	141
	Sam Young Electronics Co. Ltd.	11,789	139
	LEENO Industrial Inc.	911	135
*	Mando Corp.	2,315	134
[3]	Netmarble Corp.	1,080	133
	Koh Young Technology Inc.	5,375	127

		Shares	Market Value ($000)
*	Genexine Inc.	1,412	127
	AMOREPACIFIC Group	1,838	125
	L&F Co. Ltd.	1,450	119
	Namyang Dairy Products Co. Ltd.	231	118
	KIWOOM Securities Co. Ltd.	1,064	117
*	Hyundai Mipo Dockyard Co. Ltd.	1,525	116
*	Coreana Cosmetics Co. Ltd.	24,598	113
	DB Financial Investment Co. Ltd.	17,248	111
*	Sangsangin Co. Ltd.	15,579	110
	Hyundai Marine & Fire Insurance Co. Ltd.	4,993	110
	CS Wind Corp.	1,586	110
	DGB Financial Group Inc.	12,506	106
	Sebang Global Battery Co. Ltd.	1,217	104
	Eo Technics Co. Ltd.	1,028	104
	JB Financial Group Co. Ltd.	15,012	104
	Binggrae Co. Ltd.	1,797	101
	Cheil Worldwide Inc.	4,639	100
	Eusu Holdings Co. Ltd.	13,318	99
	NH Investment & Securities Co. Ltd.	8,235	99
	Dongkuk Steel Mill Co. Ltd.	4,757	97
*	Modetour Network Inc.	3,999	97
*	F&F Co. Ltd.	239	96
	Cell Biotech Co. Ltd.	5,379	94
*	SFA Semicon Co. Ltd.	14,244	93
*	Hyosung Advanced Materials Corp.	268	92
	Meritz Securities Co. Ltd.	22,792	91
	Maeil Dairies Co. Ltd.	1,288	91
	Douzone Bizon Co. Ltd.	1,188	90
	i-SENS Inc.	3,565	90
*	ST Pharm Co. Ltd.	894	90
	Youlchon Chemical Co. Ltd.	4,389	89
	Interpark Corp.	19,256	89
*	Naturecell Co. Ltd.	7,085	89
	KISWIRE Ltd.	3,730	89
	Seobu T&D	11,392	89
	Com2uSCorp	740	88
	Hanil Cement Co. Ltd.	597	88
	SK Securities Co. Ltd.	95,836	86
*	Able C&C Co. Ltd.	11,003	86
	Lotte Shopping Co. Ltd.	821	86
	Hansol Holdings Co. Ltd.	21,213	85
	NICE Information Service Co. Ltd.	4,090	84
	Daeduck Co. Ltd.	10,366	83
*	Hyundai Bioscience Co. Ltd.	2,471	83
	SK Materials Co. Ltd.	283	82
	IS Dongseo Co. Ltd.	1,474	81
	Hyundai Department Store Co. Ltd.	1,007	81
	KCC Corp.	286	80
	S-1 Corp.	1,089	79
	Seoul Semiconductor Co. Ltd.	4,423	78
	Silicon Works Co. Ltd.	818	78
	Tokai Carbon Korea Co. Ltd.	501	78
	BGF retail Co. Ltd.	479	77
*	Hugel Inc.	426	77
*	Samsung Pharmaceutical Co. Ltd.	7,549	76
	Youngone Corp.	1,785	76
	KC Tech Co. Ltd.	3,051	76
	ICD Co. Ltd.	5,695	75

		Shares	Market Value ($000)
	SSANGYONG C&E Co. Ltd.	10,590	73
	Eugene Investment & Securities Co. Ltd.	16,946	73
*	Innox Advanced Materials Co. Ltd.	1,353	73
	Kyobo Securities Co. Ltd.	9,015	72
*	Jusung Engineering Co. Ltd.	5,447	72
	Daishin Securities Co. Ltd.	4,420	72
	Samyang Holdings Corp.	688	72
*	Doosan Bobcat Inc.	1,570	71
*	CJ Logistics Corp.	466	71
	Hyundai Elevator Co. Ltd.	1,469	70
	iMarketKorea Inc.	7,289	70
	Dae Han Flour Mills Co. Ltd.	425	69
*	Korea Line Corp.	22,900	69
	Samchully Co. Ltd.	817	69
	Korean Reinsurance Co.	7,895	69
*	GemVax & Kael Co. Ltd.	3,203	69
	Samsung Card Co. Ltd.	2,299	69
	Iljin Materials Co. Ltd.	1,127	69
	Ecopro BM Co. Ltd.	422	68
	InBody Co. Ltd.	2,512	66
	Green Cross Holdings Corp.	2,115	66
	NICE Holdings Co. Ltd.	3,866	65
*	LegoChem Biosciences Inc.	1,450	64
*	Ananti Inc.	7,379	63
	Meritz Fire & Marine Insurance Co. Ltd.	3,925	63
	LG Chem Ltd. Preference Shares	180	62
	Huons Global Co. Ltd.	949	61
	KC Co. Ltd.	2,474	60
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	412	60
	Byucksan Corp.	16,626	60
	Kolmar Korea Holdings Co. Ltd.	2,068	60
	Posco ICT Co. Ltd.	8,529	60
*	Gamevil Inc.	1,674	60
	Hanwha Life Insurance Co. Ltd.	17,142	60
	Chong Kun Dang Pharmaceutical Corp.	509	60
	Osstem Implant Co. Ltd.	733	58
	Kolmar Korea Co. Ltd.	1,098	58
	Huons Co. Ltd.	1,004	57
	SPC Samlip Co. Ltd.	705	56
	Ecopro Co. Ltd.	1,174	56
	Mirae Asset Life Insurance Co. Ltd.	15,401	56
	SIMMTECH Co. Ltd.	2,781	56
*	Hanwha Investment & Securities Co. Ltd.	12,582	55
	LOTTE Fine Chemical Co. Ltd.	919	55
	Young Poong Corp.	88	55
*	Hanall Biopharma Co. Ltd.	2,743	55
*	Oscotec Inc.	1,654	55
*	HLB Life Science Co. Ltd.	6,030	55
*	Inscobee Inc.	20,202	54
	Daewoong Co. Ltd.	1,595	54
	Daesang Corp.	2,023	54
	KTB Investment & Securities Co. Ltd.	10,035	54
	Daewoong Pharmaceutical Co. Ltd.	383	54
	Park Systems Corp.	421	54
*	Pharmicell Co. Ltd.	3,430	53
	JYP Entertainment Corp.	1,555	53
	LG Hausys Ltd.	610	53

		Shares	Market Value ($000)
*	Amicogen Inc.	1,649	53
*	Lotte Tour Development Co. Ltd.	2,873	53
*,2	Asiana Airlines Inc.	3,376	52
*	Hana Tour Service Inc.	693	52
	LS Electric Co. Ltd.	1,016	52
	Cuckoo Homesys Co. Ltd.	1,127	52
	DoubleUGames Co. Ltd.	858	52
	Hanmi Semiconductor Co. Ltd.	1,726	52
*	Wonik Holdings Co. Ltd.	8,657	51
	Tongyang Inc.	40,643	50
	Taeyoung Engineering & Construction Co. Ltd.	4,319	50
	Vieworks Co. Ltd.	1,499	50
*	Cafe24 Corp.	1,815	50
*	NHN KCP Corp.	1,115	50
	Korea Petrochemical Ind Co. Ltd.	204	49
	GS Home Shopping Inc.	367	49
	Hanjin Transportation Co. Ltd.	1,345	49
	Hyundai Greenfood Co. Ltd.	5,061	49
	Bukwang Pharmaceutical Co. Ltd.	2,512	48
	Samyang Corp.	836	48
*	Cosmax Inc.	428	48
	Innocean Worldwide Inc.	818	48
	AfreecaTV Co. Ltd.	562	48
	Daou Technology Inc.	1,925	47
	Korea Electric Terminal Co. Ltd.	619	47
	Handsome Co. Ltd.	1,165	47
	Dongwon Industries Co. Ltd.	174	47
	Dongwon F&B Co. Ltd.	224	47
	LG Household & Health Care Ltd. Preference Shares	73	47
	Daea TI Co. Ltd.	8,472	47
*	Hyosung Chemical Corp.	146	47
	Humedix Co. Ltd.	1,444	47
	Tesna Inc.	1,168	47
	E1 Corp.	958	46
	Hanssem Co. Ltd.	478	46
*	Kumho Tire Co. Inc.	10,235	46
*	Hancom Inc.	2,686	46
	Kolon Industries Inc.	846	46
	Yuanta Securities Korea Co. Ltd.	11,217	45
	Meritz Financial Group Inc.	2,644	45
	Hyundai Home Shopping Network Corp.	528	45
*	CMG Pharmaceutical Co. Ltd.	10,939	44
*	Webzen Inc.	1,534	44
*	NHN Corp.	680	44
	NS Shopping Co. Ltd.	3,459	44
*	Chabiotech Co. Ltd.	2,562	44
	Daejoo Electronic Materials Co. Ltd.	1,047	44
*	Kakao Games Corp.	938	44
	Dongjin Semichem Co. Ltd.	1,655	43
*	Hansol Technics Co. Ltd.	5,592	43
	Advanced Process Systems Corp.	1,653	43
	GOLFZON Co. Ltd.	418	43
	Youngone Holdings Co. Ltd.	899	42
	Korea Real Estate Investment & Trust Co. Ltd.	19,485	42
	Zinus Inc.	454	42
	Daekyo Co. Ltd.	10,019	41
	LF Corp.	2,298	41

		Shares	Market Value ($000)
*	iNtRON Biotechnology Inc.	1,968	41
*	Duk San Neolux Co. Ltd.	1,094	41
*	Homecast Co. Ltd.	14,960	40
	Dong-A ST Co. Ltd.	528	40
	Hansol Paper Co. Ltd.	2,818	40
	Green Cross LabCell Corp.	446	40
	Huchems Fine Chemical Corp.	1,974	39
*	Medipost Co. Ltd.	1,324	39
	DongKook Pharmaceutical Co. Ltd.	1,527	39
*	SBS Media Holdings Co. Ltd.	21,095	39
	PI Advanced Materials Co. Ltd.	951	39
	RFHIC Corp.	1,172	39
	Kwang Dong Pharmaceutical Co. Ltd.	4,715	38
*	Sindoh Co. Ltd.	1,212	38
	KT Skylife Co. Ltd.	4,403	38
	Samsung SDI Co. Ltd. Preference Shares	105	38
*	DIO Corp.	1,074	37
	Hyundai Autoever Corp.	371	37
*	SM Entertainment Co. Ltd.	954	36
	SL Corp.	1,287	36
	BH Co. Ltd.	2,308	36
*	CJ Freshway Corp.	1,235	35
	Ahnlab Inc.	576	35
	INTOPS Co. Ltd.	1,295	35
	Taekwang Industrial Co. Ltd.	31	35
	Partron Co. Ltd.	3,789	35
*	Mezzion Pharma Co. Ltd.	269	35
*	Ecopro HN Co. Ltd.	240	35
	AK Holdings Inc.	1,051	34
	Dong-A Socio Holdings Co. Ltd.	303	34
	Hanil Holdings Co. Ltd.	2,700	34
*	Sam Chun Dang Pharm Co. Ltd.	704	34
	Toptec Co. Ltd.	3,169	34
	Shinsegae International Inc.	167	34
*	CJ CGV Co. Ltd.	1,181	33
	Hyundai Livart Furniture Co. Ltd.	2,006	33
*	CUROCOM Co. Ltd.	28,239	33
*	LX Holdings Corp.	3,015	33
	JW Pharmaceutical Corp.	1,228	32
	Sungwoo Hitech Co. Ltd.	5,271	32
*	Interflex Co. Ltd.	2,982	32
	Hansae Co. Ltd.	1,357	32
	KCC Glass Corp.	553	32
	Chunbo Co. Ltd.	207	32
*	Shinsung E&G Co. Ltd.	12,236	32
*	Enzychem Lifesciences Corp.	344	31
	Mcnex Co. Ltd.	719	31
	Green Cross Cell Corp.	820	30
*	NEPES Corp.	891	30
*	Binex Co. Ltd.	1,451	30
*	Hyundai Construction Equipment Co. Ltd.	572	30
	Dae Hwa Pharmaceutical Co. Ltd.	2,662	29
	Ilyang Pharmaceutical Co. Ltd.	837	29
*	Namsun Aluminum Co. Ltd.	8,724	29
	Korea United Pharm Inc.	573	29
*	STCUBE	3,798	28
	Nexen Tire Corp.	3,685	28
	Wemade Co. Ltd.	534	28

		Shares	Market Value ($000)
*	Hyosung Heavy Industries Corp.	457	28
*	Yungjin Pharmaceutical Co. Ltd.	4,897	27
	Halla Holdings Corp.	703	27
*	YG Entertainment Inc.	616	27
*	Eutilex Co. Ltd.	839	27
	Daishin Securities Co. Ltd. Preference Shares	1,713	26
*	Hanwha General Insurance Co. Ltd.	6,091	26
	Woongjin Thinkbig Co. Ltd.	6,611	26
	Namhae Chemical Corp.	2,835	25
*	Aprogen pharmaceuticals Inc.	23,400	25
*	Insun ENT Co. Ltd.	2,089	25
*	ABLBio Inc.	1,360	25
	Harim Holdings Co. Ltd.	2,625	25
*	Ace Technologies Corp.	1,828	25
*	Sambu Engineering & Construction Co. Ltd.	10,304	24
*	CrystalGenomics Inc.	3,157	23
	BGF Co. Ltd.	3,740	23
*	Telcon RF Pharmaceutical Inc.	5,416	23
*	NKMax Co. Ltd.	1,775	23
	Hankook & Co. Co. Ltd.	1,208	22
*	G-treeBNT Co. Ltd.	2,125	22
*	S-MAC Co. Ltd.	16,849	22
*	KH FEELUX Co. Ltd.	7,239	21
*	Foosung Co. Ltd.	2,361	21
	Dentium Co. Ltd.	406	21
	Samwha Capacitor Co. Ltd.	380	20
	HS Industries Co. Ltd.	2,693	20
	LG HelloVision Co. Ltd.	4,383	20
	SK Gas Ltd.	199	19
	TES Co. Ltd.	687	19
*	Vidente Co. Ltd.	2,135	19
	Jeil Pharmaceutical Co. Ltd.	482	19
*	Komipharm International Co. Ltd.	1,947	18
*	Lutronic Corp.	1,359	16
*	Neowiz	774	16
*	Kuk-il Paper Manufacturing Co. Ltd.	2,899	16
	JW Holdings Corp.	3,221	14
*	Peptron Inc.	1,260	14
*	KH Vatec Co. Ltd.	759	13
*	Anterogen Co. Ltd.	291	13
	Songwon Industrial Co. Ltd.	652	12
	Chongkundang Holdings Corp.	97	9
	F&F Holdings Co. Ltd.	242	9
*	Dongsung Pharmaceutical Co. Ltd.	893	9
*	Lock&Lock Co. Ltd.	549	7
*	Soulbrain Holdings Co. Ltd.	142	5
*	Korea Line Corp. Rights Exp. 06/09/2021	5,817	4
*,2	Yuyang DNU Co. Ltd.	2,639	3
*	Cosmax Inc. Rights Exp. 06/18/2021	44	1
			94,675
Spain (1.3%)
*	Banco Santander SA (XMAD)	1,575,094	6,634
	Industria de Diseno Textil SA	100,009	3,887
*	Banco Bilbao Vizcaya Argentaria SA	614,722	3,839
*	Amadeus IT Group SA	40,280	3,039
[3]	Cellnex Telecom SA	46,314	2,810
	Telefonica SA	461,137	2,272
	CaixaBank SA	445,209	1,544

		Shares	Market Value ($000)
*,3	Aena SME SA	6,325	1,102
	Grifols SA	23,800	662
	Bankinter SA	103,829	593
	Merlin Properties Socimi SA	47,374	546
	Fluidra SA	9,698	385
*	Banco de Sabadell SA	434,519	334
	Grifols SA Preference Shares Class B	17,297	305
	Viscofan SA	4,065	287
	Inmobiliaria Colonial Socimi SA	19,369	215
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	96,961	189
	Acerinox SA	8,528	122
	Mapfre SA	43,646	100
[3]	Euskaltel SA	7,389	99
	Pharma Mar SA	1,061	99
*	Solaria Energia y Medio Ambiente SA	4,975	94
	Faes Farma SA	18,339	76
	Cia de Distribucion Integral Logista Holdings SA	2,721	59
	Zardoya Otis SA	8,137	57
[3]	Unicaja Banco SA	50,649	57
	Sacyr SA	20,660	55
	Construcciones y Auxiliar de Ferrocarriles SA	1,148	53
*	Promotora de Informaciones SA Class A	47,708	51
	Almirall SA	2,799	48
*,3	Neinor Homes SA	3,136	41
*	Banco Santander SA (XMEX)	9,806	40
	Lar Espana Real Estate Socimi SA	6,008	39
*,3	Aedas Homes SA	1,531	39
*,3	Gestamp Automocion SA	6,564	36
[3]	Metrovacesa SA	3,601	32
*,3	Global Dominion Access SA	4,612	25
	Laboratorios Farmaceuticos Rovi SA	367	25
	Prosegur Cia de Seguridad SA	6,488	20
[3]	Prosegur Cash SA	14,212	13
*	Distribuidora Internacional de Alimentacion SA	116,250	11
*	Ence Energia y Celulosa SA	1,476	6
*	Almirall SA Rights Exp. 05/31/2021	2,799	1
			29,941
Sweden (2.7%)
	Atlas Copco AB Class B	89,004	4,639
	Telefonaktiebolaget LM Ericsson Class B	300,077	4,025
	Volvo AB Class B	148,269	3,908
	Investor AB Class A	128,903	2,965
	Assa Abloy AB Class B	95,619	2,944
*	H & M Hennes & Mauritz AB Class B	95,679	2,473
	Essity AB Class B	66,712	2,309
	Skandinaviska Enskilda Banken AB Class A	157,301	2,033
	Industrivarden AB Class A	47,123	1,921
	Epiroc AB Class A	77,775	1,774
	Svenska Handelsbanken AB Class A	148,226	1,695
	Boliden AB	38,393	1,542
	Investor AB Class B	64,660	1,486
	Skanska AB Class B	51,359	1,451
	SKF AB Class B	52,405	1,417
	Svenska Cellulosa AB SCA Class B	83,422	1,395
	Telia Co. AB	270,556	1,201
*	Kinnevik AB Class B	32,851	1,189
	Getinge AB Class B	31,646	1,124

		Shares	Market Value ($000)
	Trelleborg AB Class B	42,798	1,098
	Electrolux AB Class B	38,509	1,096
	Castellum AB	42,074	1,089
	Tele2 AB Class B	72,188	983
	Securitas AB Class B	55,494	909
*,3	Sinch AB	4,360	781
	Nibe Industrier AB Class B	71,828	756
	Elekta AB Class B	52,613	728
*	Kinnevik AB	32,599	616
	EQT AB	15,845	576
*	Swedish Orphan Biovitrum AB	28,520	487
*	Fastighets AB Balder Class B	5,718	360
	Atlas Copco AB Class A	5,450	334
	Husqvarna AB Class B	20,108	296
[3]	Thule Group AB	6,285	295
[3]	Dometic Group AB	16,765	288
*	Nordic Entertainment Group AB Class B	5,822	281
	Avanza Bank Holding AB	8,342	279
	Beijer Ref AB Class B	16,215	276
*	SSAB AB Class B	50,659	247
	Samhallsbyggnadsbolaget i Norden AB B Shares	56,251	247
	Fabege AB	14,493	235
	AAK AB	10,027	231
	MIPS AB	2,789	223
	Epiroc AB Class B	10,721	217
	Investment AB Latour Class B	5,958	202
	Holmen AB Class B	4,341	199
	AddTech AB Class B	12,058	199
	L E Lundbergforetagen AB Class B	3,149	193
	Sagax AB Class B	6,678	190
	Hexpol AB	14,516	180
	ICA Gruppen AB	3,531	173
	Vitrolife AB	4,285	172
	BillerudKorsnas AB	8,614	170
*,3	Boozt AB	7,330	169
	Bure Equity AB	3,320	154
[3]	Bravida Holding AB	10,003	152
	Intrum AB	4,164	147
	Wihlborgs Fastigheter AB	6,288	142
	Volvo AB Class A	5,033	136
	Mycronic AB	4,223	135
	Instalco AB	3,378	134
	Bilia AB Class A	6,142	117
*	CELLINK AB Class B	2,204	117
	Loomis AB Class B	3,625	116
*	Electrolux Professional AB Class B	16,776	115
*	Sectra AB Class B	1,439	104
	Wallenstam AB Class B	5,999	102
	Medicover AB Class B	3,602	102
	Arjo AB Class B	9,998	100
	JM AB	2,472	98
*	Pandox AB Class B	5,569	98
	Axfood AB	3,365	94
	Nolato AB Class B	8,930	93
	Peab AB Class B	6,687	92
	Granges AB	6,783	90
	Biotage AB	4,046	89

		Shares	Market Value ($000)
	Nyfosa AB	6,516	87
*	BHG Group AB	4,289	83
*	SSAB AB Class A	15,342	81
	Klovern AB Class B	39,430	79
*	Modern Times Group MTG AB Class B	5,491	78
	Lindab International AB	3,117	75
	Vitec Software Group AB Class B	1,563	69
	NCC AB Class B	3,556	68
*	SAS AB	295,402	68
	Kungsleden AB	5,167	66
*	Hansa Biopharma AB	3,777	63
	INVISIO AB	2,444	60
	Concentric AB	2,616	58
[3]	Munters Group AB	5,539	58
*	VNV Global AB	4,797	57
	Ratos AB Class B	8,009	51
	Hufvudstaden AB Class A	2,748	46
	Catena AB	856	46
	Adapteo OYJ	2,262	45
	Troax Group AB	1,024	39
	Nobia AB	3,638	33
*	Mekonomen AB	1,764	33
[3]	Resurs Holding AB	6,067	33
	Investment AB Oresund	1,595	29
*,3	Scandic Hotels Group AB	6,706	29
	Klovern AB Preference Shares	713	28
	Bonava AB Class B	2,184	28
*	Annehem Fastigheter AB Class B	7,271	28
*	SkiStar AB	1,521	24
*,3	Oncopeptides AB	1,752	21
*	Camurus AB	817	20
*,3	Attendo AB	3,806	19
	Svenska Handelsbanken AB Class B	1,415	17
*	Collector AB	4,677	17
	Dios Fastigheter AB	1,570	17
	Samhallsbyggnadsbolaget i Norden AB	4,466	17
	Cloetta AB Class B	4,552	15
*	Karo Pharma AB	2,117	14
*	Clas Ohlson AB Class B	967	11
			60,503
Switzerland (5.2%)
	Nestle SA (Registered)	258,962	31,987
	Roche Holding AG (XVTX)	65,682	22,841
	Zurich Insurance Group AG	13,683	5,755
	Lonza Group AG (Registered)	7,214	4,664
	Givaudan SA (Registered)	925	4,134
	Partners Group Holding AG	1,853	2,797
	Alcon Inc.	39,587	2,754
	Geberit AG (Registered)	3,761	2,730
	Swiss Re AG	25,476	2,463
	Credit Suisse Group AG (Registered)	209,709	2,291
*	Sonova Holding AG (Registered)	6,182	2,185
	Swiss Life Holding AG (Registered)	3,870	2,018
	Logitech International SA (Registered)	16,390	2,016
	Kuehne + Nagel International AG (Registered)	5,741	1,938
	Julius Baer Group Ltd.	26,948	1,831
	Schindler Holding AG	5,124	1,524
	Adecco Group AG (Registered)	21,144	1,463

		Shares	Market Value ($000)
	Swisscom AG (Registered)	2,431	1,373
	Straumann Holding AG (Registered)	766	1,199
	Swiss Prime Site AG (Registered)	11,261	1,156
	Baloise Holding AG (Registered)	6,872	1,144
	Temenos AG (Registered)	6,695	1,034
	Georg Fischer AG (Registered)	685	984
	Chocoladefabriken Lindt & Spruengli AG	90	849
[3]	Galenica AG	11,032	778
	Cembra Money Bank AG	6,820	776
*	Mobimo Holding AG (Registered)	2,191	734
	Clariant AG (Registered)	33,492	724
	Barry Callebaut AG (Registered)	315	717
	Vifor Pharma AG	4,633	676
*	Flughafen Zurich AG (Registered)	3,814	667
	Helvetia Holding AG (Registered)	5,848	657
	Roche Holding AG (XSWX)	1,687	637
*	SIG Combibloc Group AG	22,973	608
*	ams AG	29,893	588
[3]	VAT Group AG	1,756	536
	Chocoladefabriken Lindt & Spruengli AG (Registered)	5	501
	Tecan Group AG (Registered)	816	409
*	Valora Holding AG (Registered)	1,632	377
*	Dufry AG (Registered)	4,682	296
	PSP Swiss Property AG (Registered)	2,205	289
*	Zur Rose Group AG	691	259
*	Idorsia Ltd.	7,675	209
*	Siegfried Holding AG (Registered)	229	205
	EMS-Chemie Holding AG (Registered)	217	204
	Bachem Holding AG (Registered) Class B	360	197
	Belimo Holding AG (Registered)	460	195
	Interroll Holding AG (Registered)	34	135
	Banque Cantonale Vaudoise (Registered)	1,294	122
	Vontobel Holding AG (Registered)	1,489	116
	Bucher Industries AG (Registered)	211	115
	Stadler Rail AG	2,348	114
	Comet Holding AG (Registered)	417	112
	DKSH Holding AG	1,191	97
	Emmi AG (Registered)	88	90
	Allreal Holding AG (Registered)	433	87
*	Landis+Gyr Group AG	1,145	84
	Valiant Holding AG (Registered)	792	83
	Swissquote Group Holding SA (Registered)	527	82
	Daetwyler Holding AG	242	82
	Schindler Holding AG (Registered)	272	79
	Inficon Holding AG (Registered)	63	73
*	Aryzta AG	54,601	73
*	Ascom Holding AG (Registered)	3,984	67
	Bystronic AG	49	65
	Kardex Holding AG (Registered)	264	59
	VZ Holding AG	666	57
	Burckhardt Compression Holding AG	136	55
	SFS Group AG	377	53
	Zehnder Group AG	531	50
	Forbo Holding AG (Registered)	24	48
	OC Oerlikon Corp. AG (Registered)	4,180	48
	Vetropack Holding AG (Registered)	673	43
	dormakaba Holding AG	56	38

		Shares	Market Value ($000)
	Schweiter Technologies AG	21	36
	St. Galler Kantonalbank AG (Registered)	77	36
*	u-blox Holding AG	513	32
	Leonteq AG	595	30
	LEM Holding SA (Registered)	11	24
*	Implenia AG (Registered)	828	24
*	Komax Holding AG (Registered)	96	23
*	COSMO Pharmaceuticals NV	242	23
*	EFG International AG	2,726	22
	Ypsomed Holding AG (Registered)	120	20
*	Autoneum Holding AG	101	20
	Bell Food Group AG (Registered)	63	20
	Intershop Holding AG	28	19
*	ALSO Holding AG (Registered)	55	16
*	Basilea Pharmaceutica AG (Registered)	300	15
*	GAM Holding AG	5,627	14
	Arbonia AG	656	12
	Berner Kantonalbank AG (Registered)	43	10
			116,892
Taiwan (5.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,175,098	46,182
	MediaTek Inc.	134,396	4,643
	Hon Hai Precision Industry Co. Ltd.	1,083,400	4,329
	Delta Electronics Inc.	198,160	2,079
	United Microelectronics Corp.	1,069,400	2,010
	Nan Ya Plastics Corp.	555,000	1,672
	Formosa Plastics Corp.	429,000	1,569
	China Steel Corp.	1,173,000	1,545
	Cathay Financial Holding Co. Ltd.	727,052	1,453
	Chunghwa Telecom Co. Ltd.	352,000	1,436
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,600	1,244
	ASE Technology Holding Co. Ltd.	310,902	1,236
	Mega Financial Holding Co. Ltd.	986,000	1,176
	Uni-President Enterprises Corp.	394,000	1,034
	E.Sun Financial Holding Co. Ltd.	1,103,862	1,010
	Quanta Computer Inc.	291,000	922
	Formosa Chemicals & Fibre Corp.	299,000	920
	Novatek Microelectronics Corp.	48,597	883
	Largan Precision Co. Ltd.	8,000	838
	Taiwan Cement Corp.	456,376	833
	Asustek Computer Inc.	56,000	789
	Realtek Semiconductor Corp.	43,000	770
	Yuanta Financial Holding Co. Ltd.	804,320	742
	Chailease Holding Co. Ltd.	95,040	718
*	Evergreen Marine Corp. Taiwan Ltd.	204,000	708
	First Financial Holding Co. Ltd.	856,616	675
	WPG Holdings Ltd.	360,680	670
	Taiwan Cooperative Financial Holding Co. Ltd.	880,851	662
*	AU Optronics Corp.	776,000	652
	Silergy Corp.	5,000	628
*	Innolux Corp.	753,000	604
	Yageo Corp.	34,000	599
	Hua Nan Financial Holdings Co. Ltd.	886,026	580
	Lite-On Technology Corp.	245,000	580
*	Yang Ming Marine Transport Corp.	145,000	563
	Globalwafers Co. Ltd.	19,000	546
	Taishin Financial Holding Co. Ltd.	924,354	490

		Shares	Market Value ($000)
	Ruentex Development Co. Ltd.	256,000	483
	Bank of Kaohsiung Co. Ltd.	1,214,609	480
	Hotai Motor Co. Ltd.	23,000	468
	Synnex Technology International Corp.	219,000	463
	China Development Financial Holding Corp.	1,029,000	456
	Accton Technology Corp.	42,000	444
*	AGV Products Corp.	995,000	438
	Airtac International Group	12,000	434
	Pou Chen Corp.	309,000	426
	Win Semiconductors Corp.	36,000	422
	Taiwan Mobile Co. Ltd.	115,000	413
	Foxconn Technology Co. Ltd.	176,000	409
	Pegatron Corp.	155,000	409
	Shanghai Commercial & Savings Bank Ltd.	246,000	401
	SinoPac Financial Holdings Co. Ltd.	821,000	398
	Unimicron Technology Corp.	99,000	372
	Shin Kong Financial Holding Co. Ltd.	958,411	343
	President Chain Store Corp.	36,000	340
	Wan Hai Lines Ltd.	60,000	334
	Parade Technologies Ltd.	6,000	324
	Vanguard International Semiconductor Corp.	76,000	320
	Catcher Technology Co. Ltd.	47,000	309
	Eclat Textile Co. Ltd.	13,000	304
	Far EasTone Telecommunications Co. Ltd.	126,000	293
	Micro-Star International Co. Ltd.	49,000	293
	Cheng Shin Rubber Industry Co. Ltd.	170,000	290
	Giant Manufacturing Co. Ltd.	24,000	288
	Chang Hwa Commercial Bank Ltd.	453,182	276
	Winbond Electronics Corp.	223,000	271
	Hiwin Technologies Corp.	19,858	263
	Sino-American Silicon Products Inc.	44,000	261
	Feng TAY Enterprise Co. Ltd.	28,400	251
	Compal Electronics Inc.	290,000	244
	Walsin Technology Corp.	32,000	239
	ASPEED Technology Inc.	3,000	238
	Acer Inc.	201,000	230
	Merida Industry Co. Ltd.	19,000	220
	Asia Cement Corp.	119,000	216
	Chroma ATE Inc.	31,000	214
	Infortrend Technology Inc.	294,000	213
	Advanced International Multitech Co. Ltd.	77,000	202
	eMemory Technology Inc.	6,000	202
	Tripod Technology Corp.	43,000	196
	Wiwynn Corp.	6,000	196
	China Life Insurance Co. Ltd.	214,574	191
	Powertech Technology Inc.	50,000	191
*	Nan Ya Printed Circuit Board Corp.	17,000	191
	Inventec Corp.	205,000	190
*	Sunplus Technology Co. Ltd.	178,000	189
	Voltronic Power Technology Corp.	4,152	189
	Phison Electronics Corp.	11,000	185
	Macronix International Co. Ltd.	119,000	182
	Walsin Lihwa Corp.	200,000	182
	Elan Microelectronics Corp.	24,000	181
*	FocalTech Systems Co. Ltd.	25,203	181
	Wistron Corp.	160,000	176
	Taiwan Business Bank	508,160	175

		Shares	Market Value ($000)
	Elite Semiconductor Microelectronics Technology Inc.	35,000	170
	Nanya Technology Corp.	57,000	165
	Lien Hwa Industrial Holdings Corp.	91,890	162
*	King's Town Bank Co. Ltd.	109,000	162
	Sinbon Electronics Co. Ltd.	17,000	160
	TA Chen Stainless Pipe	97,222	158
	Chipbond Technology Corp.	64,000	157
	ASMedia Technology Inc.	3,000	156
	Zhen Ding Technology Holding Ltd.	43,000	150
	Tyntek Corp.	151,000	149
	Nien Made Enterprise Co. Ltd.	10,000	147
	Simplo Technology Co. Ltd.	11,000	145
	IBF Financial Holdings Co. Ltd.	228,864	141
	Sonix Technology Co. Ltd.	41,000	139
	Taiwan Cogeneration Corp.	99,000	137
	Radiant Opto-Electronics Corp.	32,000	136
	Taichung Commercial Bank Co. Ltd.	331,494	136
*	Taiwan Glass Industry Corp.	116,000	135
	momo.com Inc.	3,000	135
	Rich Development Co. Ltd.	384,000	132
	Nantex Industry Co. Ltd.	28,000	132
	YFY Inc.	97,000	132
	Silicon Integrated Systems Corp.	171,570	131
	Makalot Industrial Co. Ltd.	12,707	130
	E Ink Holdings Inc.	58,000	128
	ENNOSTAR Inc.	46,700	128
*	HannStar Display Corp.	165,000	127
	Senao International Co. Ltd.	105,000	122
	Ardentec Corp.	79,000	121
	Topco Scientific Co. Ltd.	25,000	118
*	Poya International Co. Ltd.	6,000	117
	Capital Securities Corp.	182,000	116
*	China Airlines Ltd.	179,000	116
	Chicony Electronics Co. Ltd.	41,000	114
	Sheng Yu Steel Co. Ltd.	92,000	114
	Taiwan High Speed Rail Corp.	109,000	114
	Cheng Loong Corp.	76,000	113
	Great Wall Enterprise Co. Ltd.	55,250	113
	Pan-International Industrial Corp.	78,000	110
	Tung Ho Steel Enterprise Corp.	64,000	110
	King Yuan Electronics Co. Ltd.	71,000	109
	Systex Corp.	35,000	109
	Elite Material Co. Ltd.	19,000	108
	Teco Electric & Machinery Co. Ltd.	91,000	108
	Lotes Co. Ltd.	5,000	107
	Test Research Inc.	51,000	105
	Aten International Co. Ltd.	35,000	105
	Wowprime Corp.	22,000	105
	Far Eastern International Bank	273,242	104
*	Via Technologies Inc.	59,000	102
	FSP Technology Inc.	65,000	102
	United Integrated Services Co. Ltd.	12,000	101
	Formosan Rubber Group Inc.	116,000	101
	Grape King Bio Ltd.	17,000	101
	International Games System Co. Ltd.	3,000	101
	YC INOX Co. Ltd.	85,476	100
	Wah Lee Industrial Corp.	36,000	100

		Shares	Market Value ($000)
	U-Ming Marine Transport Corp.	46,000	100
*	Yieh Phui Enterprise Co. Ltd.	122,300	100
*	Wisdom Marine Lines Co. Ltd.	40,543	100
	Eva Airways Corp.	157,932	99
	Flytech Technology Co. Ltd.	44,000	99
*	Ambassador Hotel	98,000	99
	Charoen Pokphand Enterprise	35,000	98
	Gigabyte Technology Co. Ltd.	25,000	97
	President Securities Corp.	92,820	96
	Wei Chuan Foods Corp.	125,000	96
	Hsin Kuang Steel Co. Ltd.	41,000	95
	Taiyen Biotech Co. Ltd.	82,000	95
	Hong Pu Real Estate Development Co. Ltd.	121,000	94
	ITEQ Corp.	20,950	94
	TXC Corp.	25,000	93
	Jih Sun Financial Holdings Co. Ltd.	199,000	93
	Mercuries & Associates Holding Ltd.	118,100	93
	Qisda Corp.	85,000	92
	Lung Yen Life Service Corp.	42,000	91
	RichWave Technology Corp.	5,000	91
	Yulon Finance Corp.	18,300	90
	Gloria Material Technology Corp.	127,000	89
	Weltrend Semiconductor	36,000	89
	Taiwan Surface Mounting Technology Corp.	20,000	85
	Genius Electronic Optical Co. Ltd.	5,158	85
*	Phihong Technology Co. Ltd.	68,000	83
*	Clevo Co.	76,000	82
*	Lingsen Precision Industries Ltd.	129,000	81
*	Federal Corp.	78,000	80
	Innodisk Corp.	13,000	80
	Sinyi Realty Inc.	72,000	79
	Namchow Holdings Co. Ltd.	39,000	79
*	Chung Hung Steel Corp.	45,000	79
	Cathay Real Estate Development Co. Ltd.	110,000	78
	Sporton International Inc.	9,000	78
	Sampo Corp.	73,000	78
	Syncmold Enterprise Corp.	26,000	78
	Asia Polymer Corp.	70,350	77
	Goldsun Building Materials Co. Ltd.	85,753	77
	Run Long Construction Co. Ltd.	39,000	77
	Wafer Works Corp.	42,000	77
	Sitronix Technology Corp.	8,000	77
	Global Unichip Corp.	6,000	77
	China Metal Products	64,000	76
	Kinik Co.	33,000	76
	Machvision Inc.	9,039	76
	Alchip Technologies Ltd.	4,000	76
	KMC Kuei Meng International Inc.	9,000	76
	Coretronic Corp.	36,000	75
	ITE Technology Inc.	17,000	75
	FLEXium Interconnect Inc.	18,000	75
	Compeq Manufacturing Co. Ltd.	54,000	74
	Huaku Development Co. Ltd.	22,000	74
	Evergreen International Storage & Transport Corp.	91,000	74
	Chong Hong Construction Co. Ltd.	26,000	74
	USI Corp.	60,000	74
	Elite Advanced Laser Corp.	36,000	74

		Shares	Market Value ($000)
	CHC Healthcare Group	56,000	73
*	XinTec Inc.	13,000	72
	Fusheng Precision Co. Ltd.	9,000	72
	Tong-Tai Machine & Tool Co. Ltd.	128,000	71
	Posiflex Technology Inc.	28,000	71
	China Chemical & Pharmaceutical Co. Ltd.	84,000	70
	China Petrochemical Development Corp.	150,200	70
	TSRC Corp.	63,000	70
	ChipMOS Technologies Inc.	43,000	70
	Highwealth Construction Corp.	45,000	69
	Global Brands Manufacture Ltd.	61,000	69
	Sincere Navigation Corp.	71,900	69
	Bizlink Holding Inc.	8,000	69
	Thinking Electronic Industrial Co. Ltd.	12,000	69
	Eternal Materials Co. Ltd.	47,000	68
	Far Eastern Department Stores Ltd.	85,000	68
	KEE TAI Properties Co. Ltd.	188,000	68
	Sanyang Motor Co. Ltd.	68,000	68
	Standard Foods Corp.	36,000	68
	King Slide Works Co. Ltd.	5,000	68
*	Etron Technology Inc.	73,085	67
*	Chung Hwa Pulp Corp.	78,000	67
*	Taiwan TEA Corp.	98,000	67
*	Microbio Co. Ltd.	33,000	67
	Chief Telecom Inc.	6,000	67
	Everlight Electronics Co. Ltd.	40,000	66
	Chung-Hsin Electric & Machinery Manufacturing Corp.	36,000	66
	WT Microelectronics Co. Ltd.	34,000	66
	Hung Sheng Construction Ltd.	92,600	66
	Prince Housing & Development Corp.	154,000	66
	Ruentex Industries Ltd.	22,200	66
	Li Cheng Enterprise Co. Ltd.	74,846	66
*	United Renewable Energy Co. Ltd.	135,287	66
*	Lealea Enterprise Co. Ltd.	142,000	65
	Holtek Semiconductor Inc.	19,000	65
	Jess-Link Products Co. Ltd.	47,000	65
	WUS Printed Circuit Co. Ltd.	62,940	65
	Vivotek Inc.	23,000	65
*	Asia Pacific Telecom Co. Ltd.	204,779	65
	Faraday Technology Corp.	26,000	63
	CMC Magnetics Corp.	172,114	63
	LandMark Optoelectronics Corp.	7,000	63
	Globe Union Industrial Corp.	103,000	62
*	ALI Corp.	66,000	62
	Transcend Information Inc.	24,000	62
	Shinkong Synthetic Fibers Corp.	80,000	62
	Chlitina Holding Ltd.	8,000	62
	Greatek Electronics Inc.	24,000	61
	Taiwan Paiho Ltd.	18,000	61
	Taiwan Hon Chuan Enterprise Co. Ltd.	24,000	61
	CyberTAN Technology Inc.	98,000	61
	Tainan Spinning Co. Ltd.	60,000	61
*	Dynamic Electronics Co. Ltd.	87,997	61
	Jentech Precision Industrial Co. Ltd.	6,000	61
	Mitac Holdings Corp.	60,248	61
	Taiwan Fertilizer Co. Ltd.	30,000	60
*	Taiwan Land Development Corp.	233,000	60

		Shares	Market Value ($000)
	Kinsus Interconnect Technology Corp.	16,000	60
	Taiwan PCB Techvest Co. Ltd.	35,000	60
	Asia Vital Components Co. Ltd.	23,000	59
	Pixart Imaging Inc.	9,000	59
	Taiwan Secom Co. Ltd.	18,000	59
	YungShin Global Holding Corp.	38,000	59
	Nan Pao Resins Chemical Co. Ltd.	11,000	59
	Getac Technology Corp.	31,000	58
*	Li Peng Enterprise Co. Ltd.	128,000	58
	Sercomm Corp.	24,000	57
	Nan Kang Rubber Tire Co. Ltd.	41,000	57
	Hota Industrial Manufacturing Co. Ltd.	16,810	56
	Radium Life Tech Co. Ltd.	140,200	56
	TTY Biopharm Co. Ltd.	18,000	56
	Pan Jit International Inc.	30,400	55
	Formosa Taffeta Co. Ltd.	49,000	55
	Wistron NeWeb Corp.	23,000	55
	Tong Hsing Electronic Industries Ltd.	8,310	55
	TCI Co. Ltd.	6,297	55
	Merry Electronics Co. Ltd.	14,000	54
*	D-Link Corp.	78,000	54
	Rechi Precision Co. Ltd.	74,000	54
*	Test Rite International Co. Ltd.	55,000	54
*	TaiMed Biologics Inc.	21,000	54
	Everlight Chemical Industrial Corp.	77,000	53
	Kenda Rubber Industrial Co. Ltd.	36,000	53
	TaiDoc Technology Corp.	7,000	53
*	Gold Circuit Electronics Ltd.	27,000	52
	China General Plastics Corp.	41,100	52
	Ichia Technologies Inc.	84,000	52
	Advanced Ceramic X Corp.	3,000	52
	Nidec Chaun-Choung Technology Corp.	7,000	51
	Firich Enterprises Co. Ltd.	47,239	51
	SDI Corp.	15,000	51
	PChome Online Inc.	14,000	51
	Formosa International Hotels Corp.	10,000	50
	Taiflex Scientific Co. Ltd.	29,000	50
	Century Iron & Steel Industrial Co. Ltd.	13,000	50
*	Shining Building Business Co. Ltd.	112,000	49
	Xxentria Technology Materials Corp.	20,000	49
*	Motech Industries Inc.	43,788	49
	Taiwan Union Technology Corp.	14,000	49
	Supreme Electronics Co. Ltd.	34,276	49
	Ta Ya Electric Wire & Cable	48,000	49
	Taiwan Styrene Monomer	70,000	49
	Cleanaway Co. Ltd.	8,000	49
	Cyberlink Corp.	16,000	48
	Global Mixed Mode Technology Inc.	6,000	48
	Arcadyan Technology Corp.	14,123	48
	Yeong Guan Energy Technology Group Co. Ltd.	18,468	48
	Chunghwa Precision Test Tech Co. Ltd.	2,000	48
	Kung Long Batteries Industrial Co. Ltd.	9,000	47
	ADATA Technology Co. Ltd.	13,000	47
	Taiwan Sakura Corp.	20,000	47
*	Tung Thih Electronic Co. Ltd.	6,000	46
*	PharmaEssentia Corp.	14,437	46
	Chin-Poon Industrial Co. Ltd.	43,000	45
*	Zinwell Corp.	66,000	45

		Shares	Market Value ($000)
*	Gemtek Technology Corp.	42,000	45
*	Ton Yi Industrial Corp.	92,000	45
	Shin Zu Shing Co. Ltd.	11,165	45
	Sunonwealth Electric Machine Industry Co. Ltd.	29,000	45
*	Elitegroup Computer Systems Co. Ltd.	50,000	44
	Oriental Union Chemical Corp.	57,000	44
*	OptoTech Corp.	45,000	44
	Alpha Networks Inc.	43,772	44
	Cub Elecparts Inc.	6,132	44
	Dynapack International Technology Corp.	11,000	43
*	Mercuries Life Insurance Co. Ltd.	125,973	43
*	Gigastorage Corp.	61,986	42
	Soft-World International Corp.	11,000	42
	IEI Integration Corp.	23,000	42
	Hu Lane Associate Inc.	11,275	42
	Swancor Holding Co. Ltd.	10,000	42
	Huang Hsiang Construction Corp.	28,000	41
	Foxsemicon Integrated Technology Inc.	5,000	41
*	Unizyx Holding Corp.	36,000	40
	Kindom Development Co. Ltd.	29,000	40
	UPC Technology Corp.	44,000	40
	Fulgent Sun International Holding Co. Ltd.	9,000	40
	International CSRC Investment Holdings Co.	43,990	39
*	Grand Pacific Petrochemical	41,000	39
	Iron Force Industrial Co. Ltd.	15,000	39
	Ennoconn Corp.	5,196	39
*	TSEC Corp.	33,000	39
	TYC Brother Industrial Co. Ltd.	49,000	38
	Holy Stone Enterprise Co. Ltd.	8,000	38
	Taiwan FamilyMart Co. Ltd.	4,000	38
	Sigurd Microelectronics Corp.	21,000	38
	Advanced Wireless Semiconductor Co.	7,370	38
*	China Motor Corp.	15,200	37
*	Darwin Precisions Corp.	75,000	37
	L&K Engineering Co. Ltd.	36,000	37
*	Center Laboratories Inc.	14,788	37
	Chicony Power Technology Co. Ltd.	15,000	37
*	Adlink Technology Inc.	17,000	36
	Visual Photonics Epitaxy Co. Ltd.	9,000	36
	Orient Semiconductor Electronics Ltd.	56,000	36
	Gourmet Master Co. Ltd.	6,000	36
	AURAS Technology Co. Ltd.	6,000	36
	Topkey Corp.	6,000	36
	Formosa Sumco Technology Corp.	6,000	36
	Dyaco International Inc.	11,000	36
	China Steel Chemical Corp.	9,000	35
*	Ho Tung Chemical Corp.	85,000	34
	Chang Wah Electromaterials Inc.	28,000	34
	HannsTouch Solution Inc.	73,000	33
*	Roo Hsing Co. Ltd.	91,000	32
*	HTC Corp.	24,000	32
	Longchen Paper & Packaging Co. Ltd.	37,739	32
	Johnson Health Tech Co. Ltd.	11,000	32
	Tong Yang Industry Co. Ltd.	27,000	32
	Kuoyang Construction Co. Ltd.	29,000	32
	Career Technology MFG. Co. Ltd.	28,513	31
*	Yulon Motor Co. Ltd.	21,615	31
	Darfon Electronics Corp.	20,000	31

		Shares	Market Value ($000)
	Sunny Friend Environmental Technology Co. Ltd.	4,000	31
	PharmaEngine Inc.	13,000	31
	Rexon Industrial Corp. Ltd.	11,000	31
	Cheng Uei Precision Industry Co. Ltd.	21,000	30
	Toung Loong Textile Manufacturing	21,000	30
	Zeng Hsing Industrial Co. Ltd.	5,000	30
	Nan Liu Enterprise Co. Ltd.	5,000	30
	Asia Optical Co. Inc.	10,000	29
	Chilisin Electronics Corp.	8,000	29
	Quanta Storage Inc.	20,000	29
*	OBI Pharma Inc.	7,000	29
	Depo Auto Parts Ind Co. Ltd.	14,000	28
	General Interface Solution Holding Ltd.	8,000	28
	China Electric Manufacturing Corp.	63,540	26
	AcBel Polytech Inc.	26,000	25
	Unitech Printed Circuit Board Corp.	32,000	24
	Kuo Toong International Co. Ltd.	24,330	24
	Primax Electronics Ltd.	12,000	23
	Farglory Land Development Co. Ltd.	11,000	22
*	Medigen Biotechnology Corp.	8,000	22
*	China Man-Made Fiber Corp.	56,000	21
	Taiwan Semiconductor Co. Ltd.	12,000	21
	Ability Enterprise Co. Ltd.	36,000	20
	TA-I Technology Co. Ltd.	8,000	20
*	TPK Holding Co. Ltd.	12,000	20
	Altek Corp.	14,000	18
	Egis Technology Inc.	3,000	18
	Kinpo Electronics	35,000	17
	Gigasolar Materials Corp.	3,000	16
*	AmTRAN Technology Co. Ltd.	24,000	15
*	Ritek Corp.	43,214	15
*,2	Unity Opto Technology Co. Ltd.	90,000	13
	ScinoPharm Taiwan Ltd.	13,000	13
	Basso Industry Corp.	7,000	12
*	Newmax Technology Co. Ltd.	7,000	12
	Hannstar Board Corp.	7,000	11
	St. Shine Optical Co. Ltd.	1,000	10
	Brogent Technologies Inc.	2,100	10
*	Taigen Biopharmaceuticals Holdings Ltd.	13,000	10
	Concraft Holding Co. Ltd.	3,449	7
	Ginko International Co. Ltd.	1,050	7
*	Lotus Pharmaceutical Co. Ltd.	1,000	3
*,2	Pharmally International Holding Co. Ltd.	1,282	3
			126,510
Thailand (0.7%)
	Siam Cement PCL (Foreign)	105,900	1,498
	CP ALL PCL (Foreign)	592,400	1,151
	Airports of Thailand PCL (Foreign)	563,500	1,122
	Siam Commercial Bank PCL (Foreign)	290,500	947
	Kasikornbank PCL (Foreign)	216,600	828
	Home Product Center PCL (Foreign)	1,558,400	688
	Energy Absolute PCL (Foreign)	314,800	599
	Advanced Info Service PCL (Foreign)	109,800	594
	Delta Electronics Thailand PCL (Foreign)	29,100	512
*	BEC World PCL (Foreign)	1,062,000	421
	Bangkok Dusit Medical Services PCL (Foreign)	525,800	361

		Shares	Market Value ($000)
	Sino-Thai Engineering & Construction PCL (Foreign)	732,900	358
	Global Power Synergy PCL (Foreign)	131,992	304
	Bangkok Bank PCL (Foreign)	78,400	287
	Carabao Group PCL (Foreign)	67,800	285
	Central Pattana PCL (Foreign)	170,200	275
	Com7 PCL (Foreign)	115,800	275
	Gulf Energy Development PCL (Foreign)	251,850	272
	Intouch Holdings PCL (Foreign)	121,778	249
	PTT Global Chemical PCL (Foreign)	116,800	235
	Krungthai Card PCL (Foreign)	94,900	222
	Thoresen Thai Agencies PCL (Foreign)	337,200	189
	Central Retail Corp. PCL (Foreign)	170,600	181
	Charoen Pokphand Foods PCL (Foreign)	202,600	177
	Thaicom PCL (Foreign)	466,600	167
	KCE Electronics PCL (Foreign)	65,000	146
	Indorama Ventures PCL (Foreign)	99,200	144
	Jasmine Broadband Internet Infrastructure Fund	383,972	119
*	CPN Retail Growth Leasehold REIT	182,000	115
	Krung Thai Bank PCL (Foreign)	327,800	113
	Kiatnakin Phatra Bank PCL (Foreign)	54,900	98
	BTS Group Holdings PCL (Foreign)	340,600	98
*	Unique Engineering & Construction PCL (Foreign)	364,500	90
	Workpoint Entertainment PCL (Foreign)	115,100	89
	Thai Union Group PCL (Foreign)	149,500	85
	Sri Trang Agro-Industry PCL (Foreign)	58,500	82
	TMBThanachart Bank PCL (Foreign)	2,207,124	79
	Bumrungrad Hospital PCL (Foreign)	17,800	75
	Tisco Financial Group PCL (Foreign)	25,100	72
	Bangkok Expressway & Metro PCL (Foreign)	279,800	72
*	Asset World Corp. PCL (Foreign)	460,000	71
	Srisawad Corp. PCL (Foreign)	28,600	69
	Muangthai Capital PCL (Foreign)	33,200	65
	Electricity Generating PCL (Foreign)	11,300	63
*	Central Plaza Hotel PCL (Foreign)	57,900	62
	Hana Microelectronics PCL (Foreign)	32,500	61
*	Samart Corp. PCL (Foreign)	182,100	58
	VGI PCL (Foreign)	294,730	58
*	Bangkok Airways PCL (Foreign)	220,500	51
*,2	Thai Airways International PCL (Foreign)	469,000	50
	Siam Global House PCL (Foreign)	75,094	50
	Super Energy Corp. PCL (Foreign)	1,608,300	49
	WHA Premium Growth Freehold & Leasehold REIT	110,800	46
	TQM Corp. PCL (Foreign)	12,400	46
	Dohome PCL (Foreign)	53,000	43
	Thanachart Capital PCL (Foreign)	37,100	41
	Bangkok Commercial Asset Management PCL (Foreign)	67,100	40
	Thai Vegetable Oil PCL (Foreign)	35,700	38
	True Corp. PCL (Foreign)	375,600	38
	Berli Jucker PCL (Foreign)	33,100	37
	AEON Thana Sinsap Thailand PCL (Foreign)	5,700	37
	SPCG PCL (Foreign)	57,800	36
	B Grimm Power PCL (Foreign)	25,300	35
	Osotspa PCL (Foreign)	26,800	32
	Univentures PCL (Foreign)	248,900	30

		Shares	Market Value ($000)
	LPN Development PCL (Foreign)	190,300	30
	Land & Houses PCL (Foreign)	114,600	29
	Supalai PCL (Foreign)	42,200	28
	Amata Corp. PCL (Foreign)	45,993	27
	Total Access Communication PCL (Foreign)	26,900	27
	WHA Corp. PCL (Foreign)	271,500	27
	AP Thailand PCL (Foreign)	88,200	24
	Bangkok Land PCL (Foreign)	675,700	24
	Mega Lifesciences PCL (Foreign)	18,300	21
	Tipco Asphalt PCL (Foreign)	32,600	20
	TPI Polene PCL (Foreign)	295,300	19
	Jasmine International PCL (Foreign)	208,700	19
	Plan B Media PCL (Foreign)	96,400	19
	Taokaenoi Food & Marketing PCL (Foreign)	77,500	18
	Thaifoods Group PCL (Foreign)	114,700	18
*	Precious Shipping PCL (Foreign)	29,700	17
	Quality Houses PCL (Foreign)	212,400	16
	Bangkok Life Assurance PCL NVDR	14,000	14
	BCPG PCL (Foreign)	32,050	14
	Siam Makro PCL (Foreign)	11,900	14
	Chularat Hospital PCL (Foreign)	122,800	14
	Gunkul Engineering PCL (Foreign)	111,400	13
	GFPT PCL (Foreign)	36,300	12
*	Major Cineplex Group PCL (Foreign)	18,300	12
	TTW PCL (Foreign)	28,000	11
	Origin Property PCL (Foreign)	38,000	11
	TPI Polene Power PCL (Foreign)	66,700	10
	Ratchthani Leasing PCL (Foreign)	77,600	10
	TOA Paint Thailand PCL (Foreign)	6,800	8
	Advanced Info Service PCL	1,200	7
*	U City PCL (Foreign)	64,000	2
*	Beauty Community PCL (Foreign)	25,100	1
*	Minor International PCL Warrants Exp. 09/30/2021	3,645	—
*	BCPG PCL Warrants Exp. 11/13/2022	1	—
*	BCPG PCL Warrants Exp. 11/13/2023	1	—
*	Samart Corp. PCL Warrants Exp. 05/17/2024	23,550	—
*	Thaifoods Group PCL Warrants Exp. 05/14/2024	6,486	—
			15,416
Turkey (0.1%)
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	225,393	434
	Tat Gida Sanayi A/S	248,178	260
	Logo Yazilim Sanayi ve Ticaret A/S	12,489	213
	Eregli Demir ve Celik Fabrikalari TAS	84,330	190
	Turkiye Garanti Bankasi A/S	113,534	106
*	Gubre Fabrikalari TAS	12,258	91
	Turkiye Sise ve Cam Fabrikalari A/S	95,073	88
*	Aksa Enerji Uretim A/S Class B	55,252	84
	Akbank TAS	134,289	82
	Ford Otomotiv Sanayi A/S	3,792	76
*	Bera Holding A/S	23,099	73
	Turk Traktor ve Ziraat Makineleri A/S	2,379	51
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	55,213	46
*	Petkim Petrokimya Holding A/S	55,556	41
	Haci Omer Sabanci Holding A/S	33,553	34
*	Sasa Polyester Sanayi A/S	8,862	33
	Turkiye Is Bankasi A/S Class C	54,007	32

		Shares	Market Value ($000)
	Alarko Holding A/S	27,754	32
*	Turk Hava Yollari AO	19,932	30
	Coca-Cola Icecek A/S	3,293	30
	EGE Endustri ve Ticaret A/S	181	26
*	Konya Cimento Sanayii A/S	254	26
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	14,046	26
*	Zorlu Enerji Elektrik Uretim A/S	109,551	26
*	Koza Altin Isletmeleri A/S	1,798	25
[3]	Enerjisa Enerji A/S	18,394	23
	AG Anadolu Grubu Holding A/S	8,007	22
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	101,754	22
	Nuh Cimento Sanayi A/S	3,885	22
	Is Yatirim Menkul Degerler A/S	11,147	22
	Aksa Akrilik Kimya Sanayii A/S	11,264	21
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	7,642	20
*	Cimsa Cimento Sanayi ve Ticaret A/S	7,525	20
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	22,224	20
*	Pegasus Hava Tasimaciligi A/S	1,931	18
*	Sok Marketler Ticaret A/S	13,618	18
*,3	Mavi Giyim Sanayi ve Ticaret A/S Class B	2,923	17
	Aksigorta A/S	17,334	16
	Dogus Otomotiv Servis ve Ticaret A/S	4,771	15
	Akcansa Cimento A/S	6,754	14
	Aygaz A/S	8,618	14
	Kartonsan Karton Sanayi ve Ticaret A/S	2,033	14
*	Is Gayrimenkul Yatirim Ortakligi A/S	58,322	13
*	Turkiye Vakiflar Bankasi TAO	30,765	13
	Yapi ve Kredi Bankasi A/S	48,161	12
	Dogan Sirketler Grubu Holding A/S	31,140	11
	Ulker Biskuvi Sanayi A/S	4,462	11
*,3	MLP Saglik Hizmetleri A/S Class B	3,921	11
*	Sekerbank Turk A/S	81,041	10
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	22,142	9
	Turkiye Sinai Kalkinma Bankasi A/S	54,965	8
	Turk Telekomunikasyon A/S	9,896	8
	Tekfen Holding A/S	3,446	6
	Arcelik A/S	1,329	5
	Tofas Turk Otomobil Fabrikasi A/S	1,547	5
*	TAV Havalimanlari Holding A/S	1,847	5
			2,600
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	380,574	1,718
	Emirates Telecommunications Group Co. PJSC	147,041	865
	Emirates NBD Bank PJSC	204,485	752
	Abu Dhabi Commercial Bank PJSC	239,769	445
	Aldar Properties PJSC	333,751	337
	Abu Dhabi Islamic Bank PJSC	147,435	227
*	Air Arabia PJSC	448,091	169
*	RAK Properties PJSC	635,063	96
	Orascom Construction plc	17,794	91
*	Dubai Financial Market PJSC	269,740	86
*	DAMAC Properties Dubai Co. PJSC	118,390	45
*,2	Arabtec Holding PJSC	101,139	15
			4,846
United Kingdom (8.2%)
	AstraZeneca plc	122,233	13,931

		Shares	Market Value ($000)
	GlaxoSmithKline plc	452,734	8,635
	Unilever plc (XLON)	128,072	7,676
	Unilever plc (XAMS)	101,641	6,096
	Reckitt Benckiser Group plc	57,273	5,166
	Prudential plc	241,883	5,147
	Lloyds Banking Group plc	6,443,363	4,556
	RELX plc	171,365	4,464
	Vodafone Group plc	2,364,163	4,286
	National Grid plc	312,413	4,170
	Barclays plc	1,592,576	4,136
*	Compass Group plc	164,742	3,755
	London Stock Exchange Group plc	33,357	3,579
	CRH plc (XLON)	68,319	3,563
	Experian plc	85,928	3,292
	Ashtead Group plc	44,482	3,245
	Ferguson plc	22,302	3,029
	Tesco plc	744,338	2,356
	Legal & General Group plc	545,810	2,200
	SSE plc	94,174	2,055
	Aviva plc	347,916	2,027
	Smith & Nephew plc	91,779	1,999
*	BT Group plc	790,063	1,956
	WPP plc	131,289	1,814
	Segro plc	122,360	1,809
	Standard Chartered plc	244,818	1,761
	3i Group plc	99,129	1,744
	Halma plc	46,527	1,717
*	Next plc	14,567	1,682
	Smurfit Kappa Group plc	31,026	1,649
	Croda International plc	16,220	1,605
	Spirax-Sarco Engineering plc	8,766	1,576
	Persimmon plc	33,712	1,507
	Rentokil Initial plc	205,796	1,380
	St. James's Place plc	69,244	1,370
	Natwest Group plc	466,822	1,368
	Mondi plc	49,883	1,347
*	Burberry Group plc	43,608	1,320
*	Kingfisher plc	248,259	1,260
	Bunzl plc	38,759	1,255
*	Ocado Group plc	45,970	1,230
*	Informa plc	153,429	1,181
	Barratt Developments plc	107,584	1,151
	Sage Group plc	123,263	1,146
	Smiths Group plc	51,026	1,119
	United Utilities Group plc	75,193	1,045
	Standard Life Aberdeen plc	265,029	1,031
	DCC plc	11,933	1,013
	RSA Insurance Group Ltd.	103,886	1,009
	Intermediate Capital Group plc	33,872	1,008
	Admiral Group plc	24,189	1,007
	Howden Joinery Group plc	88,859	1,004
*,3	Auto Trader Group plc	124,215	988
	Johnson Matthey plc	22,427	967
	Severn Trent plc	27,725	964
	Rightmove plc	112,772	963
	Taylor Wimpey plc	392,898	953
	Pearson plc	81,778	951
	DS Smith plc	158,557	940

		Shares	Market Value ($000)
	Tate & Lyle plc	84,502	918
*	Coca-Cola HBC AG	25,212	917
	Spectris plc	19,920	906
*	ITV plc	491,344	893
	Derwent London plc	18,095	888
*,3	Just Eat Takeaway.com NV (XLON)	9,685	874
	Berkeley Group Holdings plc	13,158	872
	British Land Co. plc	120,270	869
	Polymetal International plc	35,141	847
	Pennon Group plc	56,261	842
	M&G plc	241,960	837
	Hargreaves Lansdown plc	35,252	826
	J Sainsbury plc	213,206	803
	Direct Line Insurance Group plc	185,675	784
	Bellway plc	15,413	782
	Wm Morrison Supermarkets plc	298,922	750
	Britvic plc	57,524	745
	Phoenix Group Holdings plc	68,619	716
	CRH plc (XDUB)	12,481	653
	Antofagasta plc	26,190	573
*	Royal Mail plc	69,209	568
	Investec plc	128,483	565
*	JD Sports Fashion plc	41,609	557
*	Marks & Spencer Group plc	235,249	550
	HomeServe plc	40,716	540
	Games Workshop Group plc	3,055	517
	Hikma Pharmaceuticals plc	14,213	492
	Schroders plc	9,162	461
	B&M European Value Retail SA	53,035	433
*	Signature Aviation plc	64,305	360
	Future plc	8,170	329
	Dechra Pharmaceuticals plc	5,495	321
*	Beazley plc	74,911	320
*	SSP Group plc	76,134	317
	UNITE Group plc	18,842	303
*	WH Smith plc	11,114	272
	IG Group Holdings plc	21,732	264
	Electrocomponents plc	18,534	260
[3]	ConvaTec Group plc	75,541	254
	Genus plc	3,536	253
	Dunelm Group plc	12,178	253
*	Hiscox Ltd.	22,741	253
	Inchcape plc	22,775	252
*	IWG plc	46,657	238
*,3	Countryside Properties plc	30,670	223
	Pets at Home Group plc	34,650	220
	UDG Healthcare plc	14,579	219
	Vistry Group plc	11,170	209
*	International Consolidated Airlines Group SA	72,414	208
[3]	Avast plc	31,177	208
	Softcat plc	7,858	204
	Grafton Group plc	12,100	201
*	easyJet plc	13,959	199
	Aggreko plc	15,423	188
*	Hays plc	75,490	186
	Close Brothers Group plc	7,935	185
*	Greggs plc	4,934	175
	Spirent Communications plc	48,893	173

		Shares	Market Value ($000)
[3]	John Laing Group plc	30,248	172
	Micro Focus International plc	23,067	170
	OSB Group plc	24,793	165
	Man Group plc	64,943	164
	Safestore Holdings plc	11,936	160
*,3	Watches of Switzerland Group plc	14,013	156
	Computacenter plc	4,049	154
	Cranswick plc	2,720	153
	Big Yellow Group plc	8,005	148
[3]	Quilter plc	66,108	144
	Fresnillo plc	11,207	143
	Synthomer plc	18,772	141
*	Shaftesbury plc	15,778	139
	Ashmore Group plc	24,722	139
*,3	Trainline plc	34,625	139
	TP ICAP Group plc	45,386	138
*	National Express Group plc	31,678	136
	Drax Group plc	21,787	135
	Plus500 Ltd.	6,285	135
	Assura plc	127,917	135
*,3	Ascential plc	25,440	131
	Grainger plc	31,517	128
	Lancashire Holdings Ltd.	13,268	119
*	Pagegroup plc	13,511	115
	Moneysupermarket.com Group plc	29,728	114
*	Dixons Carphone plc	58,669	114
	Paragon Banking Group plc	16,286	112
	LondonMetric Property plc	33,628	112
	Domino's Pizza Group plc	21,302	110
	AJ Bell plc	18,148	109
	Victrex plc	3,159	108
	Great Portland Estates plc	10,621	108
*,3	Aston Martin Lagonda Global Holdings plc	3,569	107
	Centamin plc	67,757	106
*	Marshalls plc	10,010	104
*,3	Just Eat Takeaway.com NV (XAMS)	1,113	101
*	Mitie Group plc	103,434	100
*	Capital & Counties Properties plc	40,530	99
*,3	Wizz Air Holdings plc	1,454	99
*	Mediclinic International plc	21,019	97
	IntegraFin Holdings plc	12,584	97
	Workspace Group plc	7,280	93
	Genuit Group plc	10,032	92
*	Crest Nicholson Holdings plc	13,949	91
*	Just Group plc	58,484	91
	Savills plc	5,376	90
*	Cineworld Group plc	67,268	88
	Sanne Group plc	8,247	88
	RHI Magnesita NV	1,389	88
	Redrow plc	8,986	86
*	Frasers Group plc	10,406	85
	Vesuvius plc	10,375	83
	Rathbone Brothers plc	3,170	81
	Jupiter Fund Management plc	19,869	78
*	Elementis plc	34,082	76
	Avon Rubber plc	1,712	75
*	AO World plc	20,067	74
[3]	Airtel Africa plc	66,541	74

				Shares	Market Value ($000)
*	Firstgroup plc			62,898	73
*	Halfords Group plc			13,553	73
*	Restaurant Group plc			42,451	73
	Ferrexpo plc			11,280	72
	Coats Group plc			76,003	71
	Kainos Group plc			3,341	67
*	Vectura Group plc			27,313	62
*	Petropavlovsk plc			168,903	60
	Brewin Dolphin Holdings plc			11,896	57
*	Greencore Group plc			28,649	57
*	Provident Financial plc			15,943	54
[3]	Ibstock plc			15,964	52
	Redde Northgate plc			9,423	51
	Euromoney Institutional Investor plc			3,364	51
	Essentra plc			11,008	49
	Sirius Real Estate Ltd.			34,318	49
*,3	Spire Healthcare Group plc			13,463	47
	Hochschild Mining plc			16,405	46
	Clarkson plc			1,045	46
	St. Modwen Properties plc			5,519	43
	NCC Group plc			9,887	41
	FDM Group Holdings plc			2,927	41
*	Bank of Georgia Group plc			2,028	38
	Helical plc			5,379	33
*	Go-Ahead Group plc			1,814	32
[3]	TI Fluid Systems plc Class B			6,919	30
*,3	Equiniti Group plc			10,203	26
	Keller Group plc			2,139	25
*	AG Barr plc			2,978	22
	Picton Property Income Ltd.			17,007	21
	Devro plc			6,727	20
	PZ Cussons plc			5,461	20
*	TBC Bank Group plc			1,188	20
	Telecom Plus plc			1,118	19
[3]	Alfa Financial Software Holdings plc			9,666	17
*	SIG plc			17,082	15
*	PureTech Health plc			2,578	15
*	Stagecoach Group plc			9,115	11
	Daily Mail & General Trust plc Class A			730	9
*,3	Funding Circle Holdings plc			2,197	5
*,2	NMC Health plc			4,208	—
					183,480
Total Common Stocks (Cost $1,788,649)					2,224,199
		Coupon	Maturity Date	Face Amount ($000)
Corporate Bonds (0.0%)
India (0.0%)
[4]	Britannia Industries Ltd. (Cost $0)	5.500%	5/31/24	8	—

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[5,6]	Vanguard Market Liquidity Fund (Cost $14,095)	0.055%	140,951	14,095
Total Investments (100.1%) (Cost $1,802,744)				2,238,294
Other Assets and Liabilities—Net (-0.1%)				(1,316)
Net Assets (100%)				2,236,978
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,184,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $70,504,000, representing 3.2% of net assets.
4	Face amount denominated in Indian rupee.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $12,879,000 was received for securities on loan.
ADR—American Depositary Receipt.
FDR—Fiduciary Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2021	60	7,011	90
MSCI Emerging Market Index	June 2021	98	6,668	157
				247

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	6/16/21	INR	107,647	USD	1,449	33	—
BNP Paribas	6/16/21	USD	552	JPY	60,771	—	(2)
						33	(2)
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	200,548	4,990	—	205,538
Common Stocks—Other	32,942	1,984,920	799	2,018,661
Corporate Bonds	—	—	—	—
Temporary Cash Investments	14,095	—	—	14,095
Total	247,585	1,989,910	799	2,238,294

Derivative Financial Instruments
Assets
Futures Contracts[1]	247	—	—	247
Forward Currency Contracts	—	33	—	33
Total	247	33	—	280
Liabilities
Forward Currency Contracts	—	2	—	2
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.